As filed with the Securities and Exchange Commission on May 7, 2007
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 08243
The Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
1-646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2007
Date of reporting period: February 28, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund) NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund) Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund) S&P 500® Bear 1X Fund (formerly U.S./Short Fund)

International Funds

Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)

Specialty Funds

Commodity Bull 2X Fund (formerly Commodity Bull Fund)

Fixed Income Funds

10 Year Note Bull 2.5X Fund (formerly 10 Year Plus Fund)	10 Year Note Bear 2.5X Fund (formerly Contrabond Fund)
Dynamic HY Bond Fund	HY Bear Fund

U.S. Government Money Market Fund

Dear Shareholders,

This Semi-Annual report for the Direxion Funds covers the period from September 1st, 2006 through February 28th, 2007 (the “Semi-Annual Period”).

The Semi-Annual Period began in the midst of a sustained market rally which saw the Dow Jones Industrial Average (the “Dow”) and the Russell 2000 Index reach all time highs (12,795.85 and 830.01 respectively), and the S&P 500 Index reach multi-year highs (1,461.57). Several factors, most notably, the decision by the Federal Reserve to pause rate hikes, falling oil prices, strong corporate earnings, and the announcement of several large M&A deals contributed to the overall bullish sentiment in the market. The U.S. equity markets continued their advance through year-end, posting positive returns for the 4th straight year, and would continue higher through January and into February. However, on February 27th, the second to last day of the Semi-Annual Period, a sell off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. As a result of the decline, February was the only month in the Semi-Annual Period in which markets posted a negative return. Despite the sharp declines in February, the strength of the market led to positive index returns over the course of the Semi-Annual Period. On a total return basis, the S&P 500 Index finished the period up 8.93% while the Dow advanced 9.05%, and the NASDAQ 100 Index and Russell 2000 Index gained 11.79% and 10.77% respectively. Strength in both the metals and paper components led the Morgan Stanley Commodity Related Equity Index (“CRX”) higher as well. It posted an 11.85% gain. Global markets, despite the presence of significant geopolitical risk, were positively impacted by a decline in oil prices, numerous mega-cap M&A deals and strong performances in emerging economies. The MSCI Emerging Markets Index gained 16.50% for the period, while the MSCI EAFE Index advanced 12.32%.

The Federal Reserve’s decision to stop increasing interest rates on August 8, 2006 led fixed income markets to rally, causing yields to tighten. The yield on the benchmark 10-Year Note at the beginning of the period was 4.73%, about 26 basis points lower than it was in mid-August. A flight to quality, in light of the global sell off in late February, pushed the 10-Year yield even lower, finishing the Semi-Annual Period 16 basis points lower at 4.57%.

The Direxion leveraged index funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. The compounding of daily returns means that the gross expected return of a leveraged index fund over a period of time is not the same as the return of the benchmark for that period multiplied by the multiple of the fund. Further, seeking leveraged returns has implications for expected returns, generating expenses for Bull Funds and income for Bear Funds. Finally, a Fund’s expense ratio will reduce the expected return. The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio but do take into account a Fund’s expense ratio and financing implications.

The Dow 30 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the Dow, gained 9.46%, 19 basis points lower than its expected return of 9.65%, while the Dow itself gained 9.05%.

The NASDAQ-100 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the daily return of the NASDAQ 100 Index, gained 13.05%, 42 basis points higher than its expected return of 12.63%, while the NASDAQ 100 Index gained 11.79%.

The S&P 500 Bear 1X Fund, which seeks to provide a daily return inverse to the daily return of the S&P 500 Index, declined -4.69% as the S&P 500 Index gained 8.93%. The return of the Fund was identical to the return called for by the model.

The Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the Russell 2000 Index, respectively, provided returns of 19.39% and -20.83%, respectively. The model indicated an expected return of 20.37% for the Bull Fund and an expected return of -19.96% for the Bear Fund.

The Commodity Bull 2X Fund, which seeks to provide a daily return of 200% of the daily return of the CRX, gained 17.53%, 71 basis points higher than its expected return of 16.82%, while the CRX gained 11.85%.

The 10 Year Note Bull 2.5X Fund, which seeks to provide a daily return equal to 250% of the return of the 10 Year Note, gained 4.75% while the 10 Year Note Bear 2.5X Fund, which seeks to provide a return equal to -250% of the daily return of the 10 Year Note, declined -2.88%.

The Emerging Markets Bull 2X Fund and Emerging Markets Bear 2X Fund, which seek to provide daily returns equal to 200% and -200%, respectively of the return of the MSCI Emerging Markets Index, provided returns of 24.33% and -24.49%. The model indicated an expected return for the Bull Fund of 15.62% and an expected return for the Bear Fund of -26.80%.

The Developed Markets Bull 2X Fund and Developed Markets Bear 2X Fund, which seek to provide daily returns equal to 200% and -200%, respectively of the return of the MSCI EAFE Index, provided returns of 19.63% and -15.79%. The model indicated an expected return for the Bull Fund of 12.40% and an expected return for the Bear Fund of -16.31%.

The Dynamic HY Bond Fund returned 7.20% over the course of the period, while the HY Bear Fund declined 2.21%. The Dynamic HY Bond Fund benefited from a general rally in the credit markets driven by strong fundamentals and low default rates. The Dynamic HY Bond Fund invested during this period using a combination of credit derivative indices, was overweight in the auto sector and had limited exposure to interest rates. The HY Bear Fund was generally underinvested and sought exposure to the credit market using a credit derivative index. Cash was invested in short-term securities which provided income and offset some of the negative performance caused by being short in a rally.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill
Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 28, 2007

Expense Example (Unaudited)
February 28, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2006 — February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables (Unaudited)

	S&P 500 Bear 1X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$953.10	$8.47
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  3

	NASDAQ-100 Bull 1.25X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,130.50	$9.24
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Small Cap Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,193.90	$9.52
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Small Cap Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$791.70	$7.77
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Dow 30 Bull 1.25X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,094.60	$9.09
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	10 Year Note Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,047.50	$54.57
Hypothetical (5% return before expenses)	1,000.00	971.49	52.55

*	Expenses are equal to the Fund’s annualized expense ratio of 10.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

4  DIREXION SEMI-ANNUAL REPORT

	10 Year Note Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$971.20	$60.95
Hypothetical (5% return before expenses)	1,000.00	962.96	60.69

*	Expenses are equal to the Fund’s annualized expense ratio of 12.47%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Dynamic HY Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,072.00	$7.30
Hypothetical (5% return before expenses)	1,000.00	1,017.75	7.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	HY Bear Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$977.90	$8.58
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Commodity Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,175.30	$9.44
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Emerging Markets Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,243.30	$9.73
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  5

	Emerging Markets Bear 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$755.10	$7.62
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Developed Markets Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,196.30	$9.53
Hypothetical (5% return before expenses)	1,000.00	1,016.92	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Developed Markets Bear 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$842.10	$7.99
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	U.S. Government Money Market Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,020.30	$6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

6  DIREXION SEMI-ANNUAL REPORT

S&P 500 Bear 1X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

NASDAQ-100 Bull 1.25X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  7

Small Cap Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Small Cap Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

8  DIREXION SEMI-ANNUAL REPORT

Dow 30 Bull 1.25X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

10 Year Note Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  9

10 Year Note Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Dynamic HY Bond Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

10  DIREXION SEMI-ANNUAL REPORT

HY Bear Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Commodity Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  11

Emerging Markets Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Emerging Markets Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

12  DIREXION SEMI-ANNUAL REPORT

Developed Markets Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Developed Markets Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  13

U.S. Government Money Market Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

14  DIREXION SEMI-ANNUAL REPORT

S&P 500 Bear 1X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 89.6%
MONEY MARKET FUNDS - 7.5%
320,672	Fidelity Institutional Money Market Portfolio	$320,672

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.1%
$3,500,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	3,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,820,672)	$3,820,672

	TOTAL INVESTMENTS (Cost $3,820,672) - 89.6%	$3,820,672
	Other Assets in Excess of Liabilities - 10.4%	441,153

	TOTAL NET ASSETS - 100.0%	$4,261,825

Percentages are stated as a percent of net assets.

S&P 500 Bear 1X Fund
Schedule of Short Futures Contracts
February 28, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation

20	S&P 500 Mini Futures Contracts Expiring March 2007 (Underlying Face Amount at Market Value $1,408,250)	$24,098

S&P 500 Bear 1X Fund
Schedule of Short Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Appreciation

Goldman Sachs & Co.	S&P 500 Index	2,052	$2,994,607	07/23/2007	$109,036

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  15

NASDAQ-100 Bull 1.25X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 94.7%
AIR FREIGHT & LOGISTICS - 1.4%

1,829	C.H. Robinson Worldwide, Inc.	$93,206
2,306	Expeditors International of Washington, Inc.	103,424
1,298	Ryanair Holdings PLC - ADR(a)	58,215

		254,845

BIOTECHNOLOGY - 6.9%
6,083	Amgen, Inc.(a)	390,894
4,095	Biogen Idec, Inc.(a)	185,053
4,275	Celgene Corp.(a)	227,858
5,165	Gilead Sciences, Inc.(a)	369,607
1,463	Vertex Pharmaceuticals, Inc.(a)	44,899

		1,218,311

CHEMICALS - 0.3%
1,411	Sigma-Aldrich Corp.	57,851

COMMERCIAL SERVICES & SUPPLIES - 0.9%
2,144	Cintas Corp.	86,575
1,497	Monster Worldwide, Inc.(a)	74,640

		161,215

COMMUNICATIONS - 0.9%
6,675	Liberty Media Holding Corp. - Class A(a)	157,330

COMMUNICATIONS EQUIPMENT - 11.0%
24,355	Cisco Systems, Inc.(a)	631,769
3,946	Juniper Networks, Inc.(a)	74,619
22,221	QUALCOMM, Inc.	895,062
2,067	Research In Motion Ltd.(a)(b)	290,641
1,106	Telefonaktiebolaget LM Ericsson - ADR	39,550
2,879	Tellabs, Inc.(a)	30,172

		1,961,813

COMPUTER PROGRAMMING SERVICES - 0.3%
3,925	BEA Systems, Inc.(a)	46,825

COMPUTERS & PERIPHERALS - 9.7%
12,992	Apple Computer, Inc.(a)	1,099,253
9,050	Dell, Inc.(a)	206,792
2,225	Logitech International SA(a)(b)	58,184
4,444	Network Appliance, Inc.(a)	171,849
2,283	SanDisk Corp.(a)	83,147
17,043	Sun Microsystems, Inc.(a)	104,474

		1,723,699

CONSUMER SERVICES - 0.5%
1,863	Apollo Group, Inc.(a)	88,101

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
12,868	Level 3 Communications, Inc.(a)	84,543

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
899	CDW Corp.	55,810
7,061	Flextronics International Ltd.(a)(b)	77,177

		132,987

ENERGY EQUIPMENT & SERVICES - 0.2%
1,733	Patterson-UTI Energy, Inc.	38,629

HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
3,683	Biomet, Inc.	$155,902
1,613	DENTSPLY International, Inc.	50,874

		206,776

HEALTH CARE PROVIDERS & SERVICES - 0.8%
1,349	Express Scripts, Inc.(a)	101,728
1,468	Patterson Companies, Inc.(a)	49,002

		150,730

HOTELS RESTAURANTS & LEISURE - 2.7%
11,513	Starbucks Corp.(a)	355,752
1,203	Wynn Resorts Ltd.	117,918

		473,670

HOUSEHOLD DURABLES - 0.7%
2,290	Garmin Ltd.(b)	125,400

INTERNET & CATALOG RETAIL - 4.0%
3,151	Amazon.com, Inc.(a)	123,330
11,722	eBay, Inc.(a)	375,807
3,673	Expedia, Inc.(a)	78,088
3,507	IAC/InterActiveCorp(a)	137,475

		714,700

INTERNET SOFTWARE & SERVICES - 5.9%
1,671	Akamai Technologies, Inc.(a)	86,173
1,495	Google, Inc.(a)	671,928
2,540	VeriSign, Inc.(a)	64,262
7,258	Yahoo!, Inc.(a)	223,982

		1,046,345

IT SERVICES - 3.0%
938	CheckFree Corp.(a)	35,569
1,520	Cognizant Technology Solutions Corp.(a)	137,104
2,401	Fiserv, Inc.(a)	127,157
1,214	Infosys Technologies Ltd - ADR	65,872
4,129	Paychex, Inc.	167,761

		533,463

MACHINERY - 1.5%
1,270	Joy Global, Inc.	56,312
3,015	PACCAR, Inc.	209,512

		265,824

MEDIA - 5.4%
18,215	Comcast Corp. - Class A(a)	468,490
2,547	Discovery Holding Co.(a)	40,905
2,375	EchoStar Communications Corp. - Class A(a)	96,425
906	Lamar Advertising Co.(a)	58,029
2,296	Liberty Global, Inc. - Class A(a)	66,102
17,474	Sirius Satellite Radio, Inc.(a)	63,780
3,955	Virgin Media, Inc.	103,660
3,741	XM Satellite Radio Holdings, Inc. - Class A(a)	53,721

		951,112

MEDICAL DEVICES - 0.3%
411	Intuitive Surgical, Inc.(a)	45,662

MEDICAL INSTRUMENTS - 0.5%
2,909	MedImmune, Inc.(a)	92,826

See notes to the financial statements.
16  DIREXION SEMI-ANNUAL REPORT

NASDAQ-100 Bull 1.25X Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

MULTILINE RETAIL - 1.8%
1,768	Sears Holdings Corp.(a)	$318,682

PHARMACEUTICALS - 3.4%
1,402	Amylin Pharmaceuticals, Inc.(a)	54,552
3,862	Genzyme Corp.(a)	238,671
1,195	Sepracor, Inc.(a)	62,809
6,719	Teva Pharmaceutical Industries Ltd. - ADR	238,928

		594,960

PREPACKAGED SOFTWARE - 0.3%
2,653	Check Point Software Technologies Ltd.(a)(b)	59,905

RETAIL - DISCOUNT - 0.8%
2,645	Costco Wholesale Corp.	147,829

RETAIL - FOOD - 0.4%
1,505	Whole Foods Market, Inc.	71,894

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 10.4%
5,699	Altera Corp.(a)	120,306
7,930	Applied Materials, Inc.	147,260
4,748	Broadcom Corp. - Class A(a)	161,859
22,749	Intel Corp.	451,568
2,667	KLA-Tencor Corp.	137,990
1,645	Lam Research Corp.(a)	73,466
4,474	Linear Technology Corp.	148,492
6,106	Marvell Technology Group Ltd.(a)(b)	125,295
5,027	Maxim Integrated Products, Inc.	164,634
2,023	Microchip Technology, Inc.	72,019
3,920	NVIDIA Corp.(a)	121,520
4,985	Xilinx, Inc.	127,716

		1,852,125

SOFTWARE - 14.2%
2,761	Activision, Inc.(a)	46,164
6,838	Adobe Systems, Inc.(a)	268,391
2,712	Autodesk, Inc.(a)	111,599
3,299	Cadence Design Systems, Inc.(a)	65,782
2,454	Citrix Systems, Inc.(a)	79,019
3,477	Electronic Arts, Inc.(a)	175,310
4,884	Intuit, Inc.(a)	144,127
37,511	Microsoft Corp.	1,056,685
23,317	Oracle Corp.(a)	383,098
11,129	Symantec Corp.(a)	190,306

		2,520,481

SPECIALTY RETAIL - 2.7%
2,594	American Eagle Outfitters, Inc.	80,544
4,147	Bed Bath & Beyond, Inc.(a)	165,424
1,550	PETsMART, Inc.	46,980
1,519	Ross Stores, Inc.	49,778
5,355	Staples, Inc.	139,337

		482,063

TRADING COMPANIES & DISTRIBUTORS - 0.3%
1,580	Fastenal Co.	55,727

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
1,053	Millicom International Cellular SA(a)(b)	$75,711
1,640	NII Holdings, Inc.(a)	116,177

		191,888

	TOTAL COMMON STOCKS (Cost $11,895,657)	$16,828,211

SHORT TERM INVESTMENTS - 3.3%
MONEY MARKET FUNDS - 1.6%
284,605	Fidelity Institutional Money Market Portfolio	$284,605

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%

$300,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	300,000

	TOTAL SHORT TERM INVESTMENTS (Cost $584,605)	$584,605

	TOTAL INVESTMENTS (Cost $12,480,262) - 98.0%	$17,412,816
	Other Assets in Excess of Liabilities - 2.0%	350,687

	TOTAL NET ASSETS - 100.0%	$17,763,503

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

(b) Foreign security.

See notes to the financial statements.
DIREXION SEMI-ANNUAL REPORT  17

NASDAQ-100 Bull 1.25X Fund
Schedule of Futures Contracts Purchased
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

28	NASDAQ 100 Index Futures Expiring March 2007 (Underlying Face Amount at Market Value $4,939,200)	$(205,446)
14	NASDAQ 100 Index FE-Mini Futures Expiring March 2007 (Underlying Face Amount at Market Value $494,060)	(8,693)

		$(214,139)

See notes to the financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Small Cap Bull 2.5X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 22.7%
15,600	iShares Russell 2000 Index Fund	$1,226,628

	TOTAL INVESTMENT COMPANIES (Cost $1,182,268)	$1,226,628

Principal
Amount

SHORT TERM INVESTMENTS - 54.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.0%
$2,600,000	Federal Home Loan Bank Discount Note 5.223%, 03/01/2007	2,600,000

Shares

MONEY MARKET FUNDS - 6.6%
357,368	Fidelity Institutional Money Market Portfolio	357,368

	TOTAL SHORT TERM INVESTMENTS (Cost $2,957,368)	$2,957,368

	TOTAL INVESTMENTS (Cost $4,139,636) - 77.3%	$4,183,996
	Other Assets in Excess of Liabilities - 22.7%	1,230,711

	TOTAL NET ASSETS - 100.0%	$5,414,707

Percentages are stated as a percent of net assets.

Small Cap Bull 2.5X Fund
Schedule of Short Futures Contracts
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

37	Russell 2000 Mini Futures Contract Expiring March 2007 (Underlying Face Amount at Market Value $2,932,620)	$(126,837)

Small Cap Bull 2.5X Fund
Schedule of Short Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	(Depreciation)

Goldman Sachs & Co.	Russell 2000 Index	10,248	$8,448,987	05/17/2007	$(323,645)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  19

Small Cap Bear 2.5X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 61.8%
MONEY MARKET FUNDS - 3.2%
352,749	Fidelity Institutional Money Market Portfolio	$352,749

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.6%
$6,600,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	6,600,000

	TOTAL SHORT TERM INVESTMENTS (Cost $6,952,749)	$6,952,749

	TOTAL INVESTMENTS (Cost $6,952,749) - 61.8%	$6,952,749
	Other Assets in Excess of Liabilities - 38.2%	4,304,529

	TOTAL NET ASSETS - 100.0%	$11,257,278

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Schedule of Short Futures Contracts
February 28, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation

105	Russell 2000 Mini Futures Contract Expiring March 2007 (Underlying Face Amount at Market Value $8,322,300)	$56,977
7	Russell 2000 Futures Contract Expiring March 2007 (Underlying Face Amount at Market Value $2,773,750)	20,044

		$77,021

Small Cap Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Appreciation

Goldman Sachs & Co.	Russell 2000 Index	21,590	$17,759,351	05/03/2007	$641,585

See notes to the financial statements.

20  DIREXION SEMI-ANNUAL REPORT

Dow 30 Bull 1.25X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 12.7%

10,033	The Boeing Co.	$875,580
10,033	Honeywell International, Inc.	465,932
10,033	United Technologies Corp.	658,466

		1,999,978

AUTOMOBILES - 2.0%
10,033	General Motors Corp.	320,253

BEVERAGES - 3.0%
10,033	The Coca-Cola Co.	468,340

CHEMICALS - 3.2%
10,033	E.I. du Pont de Nemours & Co.	509,175

COMPUTERS & PERIPHERALS - 8.4%
10,033	Hewlett-Packard Co.	395,100
10,033	International Business Machines Corp.	933,169

		1,328,269

CONSUMER FINANCE - 3.6%
10,033	American Express Co.	570,577

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
10,033	AT&T, Inc.	369,215
10,033	Verizon Communications, Inc.	375,535

		744,750

FINANCIAL SERVICES - 6.4%
10,033	Citigroup, Inc.	505,663
10,033	JPMorgan Chase & Co.	495,630

		1,001,293

FOOD & STAPLES RETAILING - 3.1%
10,033	Wal-Mart Stores, Inc.	484,594

HOTELS RESTAURANTS & LEISURE - 2.8%
10,033	McDonald’s Corp.	438,643

INDUSTRIAL CONGLOMERATES - 6.9%
10,033	3M Co.	743,245
10,033	General Electric Co.	350,352

		1,093,597

INSURANCE - 4.3%
10,033	American International Group, Inc.	673,214

MACHINERY - 4.1%
10,033	Caterpillar, Inc.	$646,326

MANUFACTURING - 4.0%
10,033	The Procter & Gamble Co.	636,995

MEDIA - 2.2%
10,033	The Walt Disney Co.	343,731

METALS & MINING - 2.1%
10,033	Alcoa, Inc.	335,202

OIL, GAS & CONSUMABLE FUELS - 4.6%
10,033	Exxon Mobil Corp.	719,165

PHARMACEUTICALS - 8.4%
10,033	Johnson & Johnson	632,581
10,033	Merck & Co., Inc.	443,057
10,033	Pfizer, Inc.	250,424

		1,326,062

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.3%
10,033	Intel Corp.	199,155

SOFTWARE - 1.8%
10,033	Microsoft Corp.	282,630

SPECIALTY RETAIL - 2.5%
10,033	The Home Depot, Inc.	397,307

TOBACCO - 5.4%
10,033	Altria Group, Inc.	845,581

	TOTAL COMMON STOCKS (Cost $12,431,829)	$15,364,837

SHORT TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
115,312	Fidelity Institutional Money Market Portfolio	$115,312

	TOTAL SHORT TERM INVESTMENTS (Cost $115,312)	$115,312

	TOTAL INVESTMENTS (Cost $12,547,141) - 98.2%	$15,480,149
	Other Assets in Excess of Liabilities - 1.8%	288,624

	TOTAL NET ASSETS - 100.0%	$15,768,773

Percentages are stated as a percent of net assets.

Dow 30 Bull 1.25X Fund
Schedule of Futures Contracts Purchased
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

10	Dow Mini Futures Contract Expiring March 2007 (Underlying Face Amount at Market Value $613,600)	$(17,680)
29	Dow Futures Contract Expiring March 2007 (Underlying Face Amount at Market Value $3,556,850)	(101,430)

		$(119,110)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  21

10 Year Note Bull 2.5X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 7.3%
493	iShares Lehman 7-10 Year Treasury Bond Fund	$41,156

	TOTAL INVESTMENT COMPANIES (Cost $40,524)	$41,156

Principal
Amount

U.S. TREASURY OBLIGATIONS - 29.5%
	U.S. Treasury Notes:
$71,000	4.625%, 11/15/2016	$71,300
94,000	4.625%, 02/15/2017	94,499

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,630)	$165,799

SHORT TERM INVESTMENTS - 69.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.4%
300,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	300,000

Shares

MONEY MARKET FUNDS - 16.3%
91,984	Fidelity Institutional Money Market Portfolio	$91,984

	TOTAL SHORT TERM INVESTMENTS (Cost $391,984)	$391,984

	TOTAL INVESTMENTS (Cost $597,138) - 106.5%	$598,939
	Liabilities in Excess of Other Assets - (6.5)%	(36,719)

	TOTAL NET ASSETS - 100.0%	$562,220

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Schedule of Futures Contracts
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

11	U.S. Treasury 10-Year Note Futures Contracts Expiring June 2007 (Underlying Face Amount at Market Value $1,193,844)	$(4,006)

See notes to the financial statements.

22  DIREXION SEMI-ANNUAL REPORT

10 Year Note Bear 2.5X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 258.7%
REPURCHASE AGREEMENTS - 160.0%
$4,576,065	Mizuho Repurchase Agreement, 4.000%, 03/07/2007 (Dated 02/28/2007, Collateralized by U.S. Treasury Note, 4.625%, due 02/15/2017, valued at $4,566,132. Repurchase proceeds are $4,576,065.)	$4,576,065
15,056,289	Mizuho Repurchase Agreement, 4.750%, 03/07/2007 (Dated 02/28/2007, Collateralized by U.S. Treasury Note, 4.625%, due 11/15/2016, valued at $14,805,197. Repurchase proceeds are $15,056,289.)	15,056,289

		19,632,354

U.S. GOVERNMENT AGENCY OBLIGATIONS - 97.0%
11,901,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	11,901,000

Shares		Value

MONEY MARKET FUNDS - 1.7%
205,945	Fidelity Institutional Money Market Portfolio	$205,945

	TOTAL SHORT TERM INVESTMENTS (Cost $31,739,299)	$31,739,299

	TOTAL INVESTMENTS (Cost $31,739,299) - 258.7%	$31,739,299
	Liabilities in Excess of Other Assets - (158.7)%	(19,466,765)

	TOTAL NET ASSETS - 100.0%	$12,272,534

Percentages are stated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Schedule of Securities Sold Short
February 28, 2007 (Unaudited)

Principal
Amount		Value

U.S. TREASURY NOTES:
$14,743,000	4.625%, 11/15/2016	$14,805,197
4,542,000	4.625%, 02/15/2017	4,566,130

	TOTAL SECURITIES SOLD SHORT (Proceeds $19,378,858)	$19,371,327

10 Year Note Bear 2.5X Fund
Schedule of Short Futures Contracts
February 28, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation

101	U.S. Treasury 10-Year Note Futures Contracts Expiring June 2007 (Underlying Face Amount at Market Value $10,961,656)	$16,905

10 Year Note Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	(Depreciation)

Goldman Sachs & Co.	iShares Lehman 7-10 Year Treasury Bond Fund	4,190	$346,639	01/14/2008	$(2,764)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  23

Dynamic HY Bond Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 2.2%
AUTO COMPONENTS - 1.6%
72,209	ArvinMeritor, Inc.	$1,318,536
69,689	Cooper Tire & Rubber Co.	1,027,216
1,389	The Goodyear Tire & Rubber Co.(a)	34,197
20,839	Lear Corp.(a)	769,376
56,739	Visteon Corp.(a)	483,984

		3,633,309

MOTOR VEHICLE PARTS AND ACCESSORIES - 0.6%
50,771	American Axle & Manufacturing Holdings, Inc.	1,245,412

	TOTAL COMMON STOCKS (Cost $5,213,635)	$4,878,721

Principal
Amount

CORPORATE BONDS - 22.0%
AUTOMOBILES - 2.8%
$6,500,000	General Motors Corp. 7.125%, 07/15/2013	6,207,500

GRANTOR TRUST - 18.4%
40,375,000	TRAINS High Yield Note, 5.700%, 05/01/2016 (Cost $40,921,087; Acquired 07/05/2006 - 02/22/2007)(b)(c)	41,015,872

FOOD PRODUCTS - 0.1%
225,000	Dole Food Co, Inc. 7.250%, 06/15/2010	219,375

HEALTH CARE PROVIDERS & SERVICES - 0.1%
125,000	HCA, Inc. 6.250%, 02/15/2013	113,594
125,000	Tenet Healthcare Corp. 7.375%, 02/01/2013	117,500

		231,094

IT SERVICES - 0.1%
125,000	Sungard Data Systems, Inc. 9.125%, 08/15/2013	134,063

TRANSPORTATION EQUIPMENT - 0.5%
500,000	American Axle & Manufacturing, Inc. 7.875%, 03/01/2017	502,500
10,969,000	Dura Operating Corp. Series B 9.000%, 05/01/2009 (EUR) (Cost $673,687; Acquired 11/28/2006)(d)	580,631
1,560,000	Dura Operating Corp. Series D 9.000%, 05/01/2009 (Cost $75,394; Acquired 11/28/2006)(d)	89,700

		1,172,831

	TOTAL CORPORATE BONDS (Cost $48,552,973)	$48,980,735

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS - 9.9%
	U.S. TREASURY BOND:
$4,000,000	4.750%, 02/15/2037	$4,052,504

	U.S. TREASURY NOTE:
9,000,000	4.750%, 01/31/2012	9,093,870
9,000,000	4.625%, 02/15/2017	9,054,846

		18,148,716

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,946,175)	$22,201,220

Shares

SHORT TERM INVESTMENTS - 74.7%
MONEY MARKET FUNDS - 0.4%
964,538	Fidelity Institutional Money Market Portfolio	964,538

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.3%
$165,923,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	165,923,000

	TOTAL SHORT TERM INVESTMENTS (Cost $166,887,538)	$166,887,538

	TOTAL INVESTMENTS (Cost $242,600,321) - 108.8%	$242,948,214
	Liabilities in Excess of Other Assets - (8.8)%	(19,563,030)

	TOTAL NET ASSETS - 100.0%	$223,385,184

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)
144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At February 28, 2007, the market value of 144A securities was $41,015,872 or 18.4% of net assets.

(c)	The coupon rate shown on variable rate securities represents rates on February 28, 2007.

(d)	Security in default.

CURRENCY ABBREVIATION
EUR — European Euro

See notes to the financial statements.

24  DIREXION SEMI-ANNUAL REPORT

Dynamic HY Bond Fund
Schedule of Credit Default Swaps
February 28, 2007 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	Dow Jones CDX:
	North American High Yield 100 6th Index, Effective 03/28/2006	Sell	3.45%	$28,710,000	06/20/2011	$1,262,295
	North American High Yield 100 7th Index, Effective 09/28/2006	Sell	3.25%	14,000,000	12/20/2011	84,780
Barclays	Dow Jones CDX:
	North American High Yield 100 6th Index, Effective 03/28/2006	Sell	3.45%	15,000,000	06/20/2011	(70,450)
Bear Stearns	Dow Jones CDX:
	North American High Yield 100 6th Index, Effective 03/28/2006	Sell	3.45%	57,000,000	06/20/2011	2,436,219
	North American High Yield 100 7th Index, Effective 09/28/2006	Sell	3.25%	2,000,000	12/20/2011	70,176
Goldman Sachs	Dow Jones CDX:
	North American High Yield 100 6th Index, Effective 03/28/2006	Sell	3.45%	31,680,000	06/20/2011	1,553,390
Morgan Stanley	Dow Jones CDX:
	North American High Yield 100 6th Index, Effective 03/28/2006	Sell	3.45%	5,005,688	06/20/2011	691,636
	North American High Yield 100 7th Index, Effective 09/28/2006	Sell	3.25%	10,125,000	12/20/2011	280,395

				$163,520,688		$6,308,441

Dynamic HY Bond Fund
Schedule of Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Barclays	General Motors Corp.	8,000,000	$8,000,000	03/20/2010	$(72,600)
Bank of America	General Motors Corp.	16,000,000	16,000,000	09/20/2011	(214,427)

			$24,000,000		$(287,027)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  25

HY Bear Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 3.4%
Money Market Funds - 0.6%
357,656	Fidelity Institutional Money Market Portfolio	$357,656

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
$1,700,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	1,700,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,057,656)	$2,057,656

	TOTAL INVESTMENTS (Cost $2,057,656) - 3.4%	$2,057,656
	Other Assets in Excess of Liabilities - 96.6%	57,967,758

	TOTAL NET ASSETS - 100.0%	$60,025,414

Percentages are stated as a percent of net assets.

HY Bear Fund
Schedule of Credit Default Swaps
February 28, 2007 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	Dow Jones CDX: North American High Yield 100 7th Index Effective: 09/28/2006	Buy	3.25%	$(38,189,375)	12/20/2011	$(89,407)

See notes to the financial statements.

26  DIREXION SEMI-ANNUAL REPORT

Commodity Bull 2X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 65.5%
CHEMICALS - 4.0%

3,763	Potash Corporation of Saskatchewan, Inc.	$593,839

ENERGY EQUIPMENT & SERVICES - 6.9%
7,746	Baker Hughes, Inc.	504,342
8,118	Schlumberger Ltd.	509,811

		1,014,153

FOOD PRODUCTS - 8.3%
10,452	Archer-Daniels-Midland Co.	359,340
18,122	ConAgra Foods, Inc.	457,218
22,016	Tyson Foods, Inc.	401,792

		1,218,350

METALS & MINING - 23.7%
9,207	Alcan, Inc.	478,580
13,408	Alcoa, Inc.	447,961
14,536	Barrick Gold Corp.	434,772
20,058	Goldcorp, Inc.	537,755
9,756	Newmont Mining Corp.	439,703
5,054	Phelps Dodge Corp.	631,295
5,849	United States Steel Corp.	518,338

		3,488,404

OIL, GAS & CONSUMABLE FUELS - 16.8%
11,768	Anadarko Petroleum Corp.	473,427
6,683	Apache Corp.	457,986
7,152	Devon Energy Corp.	469,958
9,783	Hess Corp.	518,988
6,080	Marathon Oil Corp.	551,699

		2,472,058

PAPER & FOREST PRODUCTS - 5.8%
11,034	International Paper Co.	$397,334
5,430	Weyerhaeuser Co.	466,274

		863,608

	TOTAL COMMON STOCKS (Cost $9,812,731)	$9,650,412

SHORT TERM INVESTMENTS - 19.4%
MONEY MARKET FUNDS - 2.4%
351,097	Fidelity Institutional Money Market Portfolio	$351,097

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.0%
$2,500,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	2,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,851,097)	$2,851,097

	TOTAL INVESTMENTS (Cost $12,663,828) - 84.9%	$12,501,509
	Other Assets in Excess of Liabilities - 15.1%	2,226,953

	TOTAL NET ASSETS - 100.0%	$14,728,462

Percentages are stated as a percent of net assets.

Commodity Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	(Depreciation)

Goldman Sachs & Co.	MS Commodity Related Equity Index	31,382	$20,249,923	08/31/2007	$(400,864)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  27

Emerging Markets Bull 2X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 61.9%
91,982	iShares MSCI Emerging Markets Index Fund	$10,176,888

	TOTAL INVESTMENT COMPANIES (Cost $9,381,324)	$10,176,888

	TOTAL INVESTMENTS (Cost $9,381,324) - 61.9%	$10,176,888
	Other Assets in Excess of Liabilities - 38.1%	6,271,162

	TOTAL NET ASSETS - 100.0%	$16,448,050

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI Emerging Market Index Fund	69,045	$7,747,689	09/04/2007	$(112,116)
Credit Suisse Capital LLC	iShares MSCI Emerging Market Index Fund	138,935	16,075,867	08/01/2007	(762,201)

			$23,823,556		$(874,317)

See notes to the financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Emerging Markets Bear 2X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 10.3%
MONEY MARKET FUNDS - 2.3%
289,184	Fidelity Institutional Money Market Portfolio	$289,184

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
$1,000,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	1,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,289,184)	$1,289,184

	TOTAL INVESTMENTS (Cost $1,289,184) - 10.3%	$1,289,184
	Other Assets in Excess of Liabilities - 89.7%	11,171,066

	TOTAL NET ASSETS - 100.0%	$12,460,250

Percentages are stated as a percent of net assets.

Emerging Markets Bear 2X Fund
Schedule of Short Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Appreciation

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index Fund	222,460	$24,653,080	04/04/2011	$54,237

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  29

Developed Markets Bull 2X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 25.1%
31,500	iShares MSCI EAFE Index Fund	$2,335,095

	TOTAL INVESTMENT COMPANIES (Cost $2,165,369)	$2,335,095

	TOTAL INVESTMENTS (Cost $2,165,369) - 25.1%	$2,335,095
	Other Assets in Excess of Liabilities - 74.9%	6,970,036

	TOTAL NET ASSETS - 100.0%	$9,305,131

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Schedule of Futures Contracts Purchased
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

3	MSCI EAFE Mini Futures Expiring March 2007 (Underlying Face Amount at Market Value $314,910)	$(4,859)

Developed Markets Bull 2X Fund
Schedule of Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI EAFE Index	215,100	$16,452,670	01/28/2008	$(526,288)

See notes to the financial statements.

30  DIREXION SEMI-ANNUAL REPORT

Developed Markets Bear 2X Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 75.6%
MONEY MARKET FUNDS - 29.0%
248,761	Fidelity Institutional Money Market Portfolio	$248,761

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.6%
$400,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	400,000

	TOTAL SHORT TERM INVESTMENTS (Cost $648,761)	$648,761

	TOTAL INVESTMENTS (Cost $648,761) - 75.6%	$648,761
	Other Assets in Excess of Liabilities - 24.4%	209,134

	TOTAL NET ASSETS - 100.0%	$857,895

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Schedule of Short Futures Contracts
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

3	MSCI EAFE Mini Futures Contracts Expiring March 2007 (Underlying Face Amount at Market Value $314,910)	$(3,014)

Developed Markets Bear 2X Fund
Schedule of Short Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Appreciation

Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	18,800	$1,412,790	02/08/2008	$21,471

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  31

U.S. Government Money Market Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.6%
$25,903,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$25,903,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,903,000)	$25,903,000

Shares

MONEY MARKET FUNDS - 1.2%
312,210	Fidelity Institutional Money Market Portfolio	312,210

	TOTAL MONEY MARKET FUNDS (Cost $312,210)	$312,210

	Total Investments (Cost $26,215,210) - 100.8%	$26,215,210
	Liabilities in Excess of Other Assets -(0.8)%	(204,513)

	TOTAL NET ASSETS - 100.0%	$26,010,697

Percentages are stated as a percent of net assets.

See notes to the financial statements.

32  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	S&P 500 Bear	NASDAQ-100 Bull	Small Cap Bull
	1X Fund	1.25X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$3,820,672	$17,412,816	$4,183,996
Receivable for Fund shares sold	6,901	—	689,075
Receivable from Adviser	5,585	—	2,929
Variation margin receivable	—	41,128	25,410
Unrealized appreciation on swaps	109,036	—	—
Deposit at broker for futures	56,000	384,800	135,000
Deposit at broker for swaps	300,000	—	1,152,627
Dividends and interest receivable	3,498	18,485	4,543
Other assets	24,319	14,803	15,904

Total Assets	4,326,011	17,872,032	6,209,484

Liabilities:
Payable for Fund shares redeemed	27,891	60,310	448,449
Accrued investment advisory fees	—	12,983	—
Accrued distribution expenses	808	4,918	775
Unrealized deprecation for swaps	—	—	323,645
Variation margin payable	12,910	—	—
Accrued expenses and other liabilities	22,577	30,318	21,908

Total Liabilities	64,186	108,529	794,777

Net Assets	$4,261,825	$17,763,503	$5,414,707

Net Assets Consist Of:
Capital stock	$16,022,881	$112,983,512	$20,001,184
Accumulated undistributed net investment income (loss)	80,253	(67,603)	87,314
Accumulated undistributed net realized gain (loss)	(11,974,443)	(99,870,821)	(14,267,669)
Net unrealized appreciation (depreciation)	133,134	4,718,415	(406,122)

Total Net Assets	$4,261,825	$17,763,503	$5,414,707

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$4,261,825	$17,763,503	$5,414,707
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	171,324	366,721	84,872
Net asset value, redemption price and offering price per share	$24.88	$48.44	$63.80

Cost of Investments	$3,820,672	$12,480,262	$4,139,636

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  33

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Small Cap Bear	Dow 30 Bull
	2.5X Fund	1.25X Fund

Assets:
Investments, at market value (Note 2)	$6,952,749	$15,480,149
Receivable for Fund shares sold	1,875,552	174,543
Receivable from Adviser	6,840	—
Variation margin receivable	—	29,210
Unrealized appreciation on swaps	641,585	—
Deposit at broker for futures	305,100	132,600
Deposit at broker for swaps	1,592,516	—
Dividends and interest receivable	10,542	44,782
Other assets	32,630	16,621

Total Assets	11,417,514	15,877,905

Liabilities:
Payable for Fund shares redeemed	68,343	61,170
Accrued investment advisory fees	—	7,090
Accrued distribution expenses	1,871	3,398
Variation margin payable	61,471	—
Accrued expenses and other liabilities	28,551	37,474

Total Liabilities	160,236	109,132

Net Assets	$11,257,278	$15,768,773

Net Assets Consist Of:
Capital stock	$42,528,063	$40,277,175
Accumulated undistributed net investment income (loss)	179,983	77,501
Accumulated undistributed net realized gain (loss)	(32,169,374)	(27,399,801)
Net unrealized appreciation (depreciation)	718,606	2,813,898

Total Net Assets	$11,257,278	$15,768,773

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$11,257,278	$15,768,773
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	940,330	415,536
Net asset value, redemption price and offering price per share	$11.97	$37.95

Cost of Investments	$6,952,749	$12,547,141

See notes to the financial statements.

34  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	10 Year Note	10 Year Note
	Bull 2.5X Fund	Bear 2.5X Fund

Assets:
Investments, at market value (Note 2)	$598,939	$12,106,945
Repurchase securities	—	19,632,354
Receivable from Adviser	9,831	—
Receivable for Fund shares sold	4,723	106,677
Receivable for investments sold	—	4,514,722
Variation margin receivable	—	27,495
Deposit at broker for futures	7,150	—
Deposit at broker for shorts	—	65,650
Dividends and interest receivable	1,937	—
Other assets	14,716	10,705

Total Assets	637,296	36,464,548

Liabilities:
Securities sold short, at value (Proceeds of $0 and $19,378,858, respectively)	—	19,371,327
Payable for investments purchased	25,268	4,576,065
Payable to Custodian	25,268	20
Payable for Fund shares redeemed	—	2,740
Payable for interest and dividends	—	201,677
Variation margin payable	3,436	—
Unrealized depreciation on swaps	—	2,764
Accrued investment advisory fees	—	3,853
Accrued distribution expenses	76	2,723
Accrued expenses and other liabilities	21,028	30,845

Total Liabilities	75,076	24,192,014

Net Assets	$562,220	$12,272,534

Net Assets Consist Of:
Capital stock	$(335,792)	$13,400,010
Accumulated undistributed net investment income (loss)	113,971	21,815
Accumulated undistributed net realized gain (loss)	786,246	(1,170,963)
Net unrealized appreciation (depreciation)	(2,205)	21,672

Total Net Assets	$562,220	$12,272,534

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$562,220	$12,272,534
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	28,659	695,707
Net asset value, redemption price and offering price per share	$19.62	$17.64

Cost of Investments	$597,138	$31,739,299

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  35

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$242,948,214	$2,057,656	$12,501,509
Cash	1,093,484	—	—
Receivable for Fund shares sold	57,846	57,976,868	57,538
Receivable for investments sold	5,994,205	—	—
Receivable from Adviser	—	6,948	2,401
Unrealized appreciation on swaps (including up-front fees of $2,541,114 for the Dynamic HY Bond Fund)	8,562,528	—	—
Deposit at broker for swaps	6,302,162	200,000	2,580,000
Dividends and interest receivable	612,780	1,867	10,073
Other assets	38,157	12,819	17,669

Total Assets	265,609,376	60,256,158	15,169,190

Liabilities:
Payable for Fund shares redeemed	41,561,029	—	14,677
Due to broker for swaps	298,879	47,830	—
Unrealized depreciation on swaps (including up-front fees of $73,750 for the HY Bear Fund)	—	163,157	400,864
Accrued distribution expense	58,702	490	1,301
Accrued investment advisory fees	184,672	—	—
Accrued expenses and other liabilities	120,910	19,267	23,886

Total Liabilities	42,224,192	230,744	440,728

Net Assets	$223,385,184	$60,025,414	$14,728,462

Net Assets Consist Of:
Capital stock	$221,519,869	$60,210,885	$17,781,239
Accumulated undistributed net investment income (loss)	(2,464,308)	233,924	68,440
Accumulated undistributed net realized gain (loss)	(2,039,684)	(329,988)	(2,558,034)
Net unrealized appreciation (depreciation)	6,369,307	(89,407)	(563,183)

Total Net Assets	$223,385,184	$60,025,414	$14,728,462

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$223,385,184	$60,025,414	$14,728,462
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	11,898,578	3,170,206	611,892
Net asset value, redemption price and offering price per share	$18.77	$18.93	$24.07

Cost of Investments	$242,600,321	$2,057,656	$12,663,828

See notes to the financial statements.

36  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$10,176,888	$1,289,184
Receivable for Fund shares sold	780,178	10,210,448
Receivable for investments sold	6,234,368	—
Receivable from Adviser	—	11,735
Unrealized appreciation on swaps	—	54,237
Deposit at broker for swaps	5,690,000	2,190,000
Dividends and interest receivable	30,854	11,073
Other assets	27,205	12,236

Total Assets	22,939,493	13,778,913

Liabilities:
Payable for Fund shares redeemed	800,427	1,261,683
Payable for investments purchased	2,401,641	—
Accrued investment advisory fees	18,100	—
Unrealized deprecation on swaps	874,317	—
Payable to Custodian	2,346,969	27,124
Due to broker for swaps	—	3,857
Accrued distribution expense	6,604	573
Accrued expenses and other liabilities	43,385	25,426

Total Liabilities	6,491,443	1,318,663

Net Assets	$16,448,050	$12,460,250

Net Assets Consist Of:
Capital stock	$14,347,046	$15,069,499
Accumulated undistributed net investment income (loss)	547,751	135,423
Accumulated undistributed net realized gain (loss)	1,632,006	(2,798,909)
Net unrealized appreciation (depreciation)	(78,753)	54,237

Total Net Assets	$16,448,050	$12,460,250

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$16,448,050	$12,460,250
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	568,067	1,405,791
Net asset value, redemption price and offering price per share	$28.95	$8.86

Cost of Investments	$9,381,324	$1,289,184

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  37

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$2,335,095	$648,761
Receivable for Fund shares sold	396,006	130,020
Receivable for investments sold	9,212,342	—
Receivable from Adviser	—	7,722
Unrealized appreciation on swaps	—	21,471
Deposit at broker for futures	26,000	9,750
Deposit at broker for swaps	3,920,000	40,000
Variation margin receivable	7,287	—
Dividends and interest receivable	16,445	1,498
Other assets	23,848	22,909

Total Assets	15,937,023	882,131

Liabilities:
Payable for Fund shares redeemed	1,250,797	—
Payable for investments purchased	1,339,554	—
Accrued investment advisory fees	18,013	—
Accrued distribution expenses	5,905	132
Unrealized deprecation on swaps	526,288	—
Payable to Custodian	3,456,839	—
Variation margin payable	—	2,685
Accrued expenses and other liabilities	34,496	21,419

Total Liabilities	6,631,892	24,236

Net Assets	$9,305,131	$857,895

Net Assets Consist Of:
Capital stock	$7,222,275	$1,836,342
Accumulated undistributed net investment income (loss)	(1,164,666)	90,651
Accumulated undistributed net realized gain (loss)	3,608,943	(1,087,555)
Net unrealized appreciation (depreciation)	(361,421)	18,457

Total Net Assets	$9,305,131	$857,895

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$9,305,131	$857,895
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	371,313	64,047
Net asset value, redemption price and offering price per share	$25.06	$13.39

Cost of Investments	$2,165,369	$648,761

See notes to the financial statements.

38  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

U.S. Government
Money Market Fund

Assets:
Investments, at market value (Note 2)	$26,215,210
Receivable for Fund shares sold	3,243,703
Dividends and interest receivable	1,519
Other assets	27,836

Total Assets	29,488,268

Liabilities:
Payable for Fund shares redeemed	3,441,693
Payable to custodian	763
Accrued investment advisory fees	1,029
Accrued expenses and other liabilities	34,086

Total Liabilities	3,477,571

Net Assets	$26,010,697

Net Assets Consist Of:
Capital stock	$25,999,118
Accumulated undistributed net investment income (loss)	14,981
Accumulated undistributed net realized gain (loss)	(3,402)
Net unrealized appreciation (depreciation)	—

Total Net Assets	$26,010,697

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$26,010,697
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	26,010,726
Net asset value, redemption price and offering price per share	$1.00

Cost of Investments	$26,215,210

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  39

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	S&P 500 Bear	NASDAQ-100 Bull	Small Cap Bull	Small Cap Bear
	1X Fund	1.25X Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income (net of foreign withholding tax of $0, $305, $0 and $0, respectively)	$—	$75,757	$6,395	$—
Interest income	126,798	74,046	123,870	320,115

Total investment income	126,798	149,803	130,265	320,115

Expenses:
Investment advisory fees	18,126	93,895	22,170	47,720
Distribution expenses	6,042	31,298	7,390	15,907
Administration fees	5,073	6,416	5,009	5,250
Shareholder servicing fees	12,519	39,059	13,807	23,256
Fund accounting fees	11,752	14,605	11,732	12,211
Custody fees	1,930	3,909	2,048	2,759
Federal and state registration	11,401	11,424	12,100	19,184
Professional fees	11,765	13,664	12,277	13,435
Reports to shareholders	3,626	4,187	4,339	5,113
Directors’ fees and expenses	746	1,097	772	1,155
Other	3,544	3,449	3,465	3,894

Total expenses before reimbursement	86,524	223,003	95,109	149,884
Less: Reimbursement of expenses from Adviser	(44,231)	(3,914)	(43,379)	(38,536)

Total expenses	42,293	219,089	51,730	111,348

Net investment income (loss)	84,505	(69,286)	78,535	208,767

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	496,627	5,819	(2,985)
Futures	(127,108)	755,138	357,549	(1,682,289)
Swaps	(512,811)	—	790,902	(4,524,514)

	(639,919)	1,251,765	1,154,270	(6,209,788)

Change in unrealized appreciation (depreciation) on:
Investments	—	1,406,205	31,741	—
Futures	50,800	(273,884)	(193,617)	544,171
Swaps	242,888	—	(495,619)	1,477,059

	293,688	1,132,321	(657,495)	2,021,230

Net realized and unrealized gain (loss) on investments	(346,231)	2,384,086	496,775	(4,188,558)

Net increase (decrease) in net assets resulting from operations	$(261,726)	$2,314,800	$575,310	$(3,979,791)

See notes to the financial statements.

40  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Dow 30 Bull	10 Year Note	10 Year Note
	1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Investment income:
Dividend income	$189,706	$1,847	$—
Interest income	35,829	492,610	992,585

Total investment income	225,535	494,457	992,585

Expenses:
Investment advisory fees	63,305	26,552	49,278
Distribution expenses	21,102	8,851	16,426
Administration fees	5,260	5,512	5,114
Shareholder servicing fees	28,763	15,562	23,596
Fund accounting fees	12,758	11,903	12,261
Custody fees	3,113	2,217	2,711
Federal and state registration	8,671	10,993	11,111
Professional fees	12,313	11,714	14,838
Reports to shareholders	3,690	3,898	5,276
Directors’ fees and expenses	1,429	621	1,806
Other	2,962	2,928	4,127

Total expenses before reimbursement and dividends or interest on securities sold short	163,366	100,751	146,544
Dividends or interest on securities sold short	—	318,532	704,629

Net expenses after dividends or interest on securities sold short	163,366	419,283	851,173
Less: Reimbursement of expenses from Adviser	(15,654)	(38,797)	(31,561)

Total expenses	147,712	380,486	819,612

Net investment income (loss)	77,823	113,971	172,973

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	36,695	991,496	1,531
Securities sold short	—	—	(1,434,564)
Futures	382,666	30,871	(178,136)
Swaps	—	—	7,794

	419,361	1,022,367	(1,603,375)

Change in unrealized appreciation (depreciation) on:
Investments	928,743	(422,260)	—
Short positions	—	—	690,690
Futures	(137,709)	(4,510)	16,481
Swaps	—	—	(2,764)

	791,034	(426,770)	704,407

Net realized and unrealized gain (loss) on investments	1,210,395	595,597	(898,968)

Net increase (decrease) in net assets resulting from operations	$1,288,218	$709,568	$(725,995)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  41

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment income:
Dividend income (net of withholding tax of $0, $0 and $302, respectively)	$—	$—	$5,501
Interest income	5,568,245	146,558	100,493

Total investment income	5,568,245	146,558	105,994

Expenses:
Investment advisory fees	753,580	18,769	19,984
Distribution expenses	251,193	6,256	6,661
Administration fees	39,082	5,209	5,130
Shareholder servicing fees	270,884	12,957	12,963
Fund accounting fees	22,472	12,020	11,839
Custody fees	22,663	1,958	2,002
Federal and state registration	25,757	10,011	7,886
Professional fees	20,083	11,964	12,004
Reports to shareholders	11,205	6,411	4,167
Directors’ fees and expenses	4,114	788	761
Other	8,814	3,316	3,322

Total expenses before reimbursement	1,429,847	89,659	86,719
Less: Reimbursement of expenses from Adviser	—	(45,865)	(40,090)

Total expenses	1,429,847	43,794	46,629

Net investment income (loss)	4,138,398	102,764	59,365

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	377,712	81,218	(170,142)
Futures	1,349,034	—	—
Swaps	1,040,464	(393,581)	(260,289)

	2,767,210	(312,363)	(430,431)

Change in unrealized appreciation (depreciation) on:
Investments	(32,244)	(50,475)	(162,319)
Futures	(8,517)	—	—
Swaps	5,276,779	42,010	(391,789)

	5,236,018	(8,465)	(554,108)

Net realized and unrealized gain (loss) on investments	8,003,228	(320,828)	(984,539)

Net increase (decrease) in net assets resulting from operations	$12,141,626	$(218,064)	$(925,174)

See notes to the financial statements.

42  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend income	$172,771	$—
Interest income	252,181	151,706

Total investment income	424,952	151,706

Expenses:
Investment advisory fees	85,948	21,241
Distribution expenses	28,650	7,080
Administration fees	5,749	5,089
Shareholder servicing fees	36,647	13,522
Fund accounting fees	12,922	11,798
Custody fees	3,693	1,977
Federal and state registration	15,538	9,921
Professional fees	14,794	12,011
Reports to shareholders	5,883	5,360
Directors’ fees and expenses	1,998	624
Other	4,252	3,281

Total expenses before reimbursement	216,074	91,904
Less: Reimbursement of expenses from Adviser	(15,528)	(42,342)

Total expenses	200,546	49,562

Net investment income (loss)	224,406	102,144

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(776,095)	—
Swaps	2,684,169	(2,798,320)

	1,908,074	(2,798,320)

Change in unrealized appreciation (depreciation) on:
Investments	487,894	—
Swaps	(894,361)	31,969

	(406,467)	31,969

Net realized and unrealized gain (loss) on investments	1,501,607	(2,766,351)

Net increase (decrease) in net assets resulting from operations	$1,726,013	$(2,664,207)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  43

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend Income	$450,070	$—
Interest income	116,042	51,501

Total investment income	566,112	51,501

Expenses:
Investment advisory fees	82,536	10,212
Distribution expenses	26,554	2,636
Administration fees	5,794	5,164
Shareholder servicing fees	33,918	8,974
Fund accounting fees	12,601	11,888
Custody fees	3,823	1,693
Federal and state registration	10,459	10,400
Professional fees	11,897	12,300
Reports to shareholders	4,843	4,961
Directors’ fees and expenses	597	572
Other	3,469	3,294

Total expenses before reimbursement	196,491	72,094
Less: Reimbursement of expenses by Adviser	(10,611)	(53,642)

Total Expenses	185,880	18,452

Net investment income (loss)	380,232	33,049

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,269,824	265
Futures	(52,655)	(288,380)
Swaps	2,483,079	(455,384)

	3,700,248	(743,499)

Change in unrealized appreciation (depreciation) on:
Investments	(304,494)	—
Futures	(128,688)	18,216
Swaps	(740,159)	79,073

	(1,173,341)	97,289

Net realized and unrealized gain (loss) on investments	2,526,907	(646,210)

Net increase (decrease) in net assets resulting from operations	$2,907,139	$(613,161)

See notes to the financial statements.

44  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

U.S. Government
Money Market Fund

Investment income:
Dividend income	$—
Interest income	784,379

Total investment income	784,379

Expenses:
Investment advisory fees	73,908
Administration fees	7,456
Shareholder servicing fees	13,642
Fund accounting fees	13,117
Custody fees	4,596
Federal and state registration	15,683
Professional fees	15,053
Reports to shareholders	5,237
Directors’ fees and expenses	1,516
Other	4,174

Total expenses before recoupment	154,382
Plus: Recoupment of expenses from Adviser	30,387

Total expenses	184,769

Net investment income (loss)	599,610

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—

—

Change in unrealized appreciation (depreciation) on:
Investments	—

—

Net realized and unrealized gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$599,610

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  45

Statements of Changes in Net Assets

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$84,505	$131,711	$(69,286)	$(137,365)
Net realized gain (loss) on investments	(639,919)	(82,884)	1,251,765	2,177,298
Change in unrealized appreciation (depreciation) on investments	293,688	(177,073)	1,132,321	(2,684,928)

Net increase (decrease) in net assets resulting from operations	(261,726)	(128,246)	2,314,800	(644,995)

Distributions to shareholders - Investor Class:
Net investment income	(157,099)	—	—	—
Net realized gains	—	—	—	—

Total distributions	(157,099)	—	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	1,705,215	10,207,322	43,666,535	33,771,722
Proceeds from shares issued to holders in reinvestment of distributions	151,499	—	—	—
Cost of shares redeemed	(3,407,048)	(8,111,420)	(36,681,490)	(36,379,877)

Net increase (decrease) in net assets resulting from capital share transactions	(1,550,334)	2,095,902	6,985,045	(2,608,155)

Total increase (decrease) in net assets	(1,969,159)	1,967,656	9,299,845	(3,253,150)

Net assets:
Beginning of period	6,230,984	4,263,328	8,463,658	11,716,808

End of period	$4,261,825	$6,230,984	$17,763,503	$8,463,658

Undistributed net investment income (loss), end of period	$80,253	$152,847	$(67,603)	$1,683

See notes to the financial statements.

46  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$78,535	$221,628	$208,767	$407,231
Net realized gain (loss) on investments	1,154,270	(493,930)	(6,209,788)	(6,224,257)
Change in unrealized appreciation (depreciation) on investments	(657,495)	512,032	2,021,230	(121,071)

Net increase (decrease) in net assets resulting from operations	575,310	239,730	(3,979,791)	(5,938,097)

Distributions to shareholders - Investor Class:
Net investment income	—	—	—	(300,742)
Net realized gains	—	—	—	—
Tax return of capital to shareholders	—	—	—	(1,012,442)

Total distributions	—	—	—	(1,313,184)

Capital share transactions - Investor Class:
Proceeds from shares sold	49,277,376	106,225,875	77,467,140	246,474,965
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	1,150,035
Cost of shares redeemed	(48,855,791)	(117,621,043)	(78,419,629)	(271,896,972)

Net increase (decrease) in net assets resulting from capital share transactions	421,585	(11,395,168)	(952,489)	(24,271,972)

Total increase (decrease) in net assets	996,895	(11,155,438)	(4,932,280)	(31,523,253)

Net assets:
Beginning of period	4,417,812	15,573,250	16,189,558	47,712,811

End of period	$5,414,707	$4,417,812	$11,257,278	$16,189,558

Undistributed net investment income (loss), end of period	$87,314	$8,779	$179,983	$(28,784)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  47

Statements of Changes in Net Assets

	Dow 30 Bull 1.25X Fund
	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$77,823	$53,613
Net realized gain (loss) on investments	419,361	959,501
Change in unrealized appreciation (depreciation) on investments	791,034	(4,526)

Net increase (decrease) in net assets resulting from operations	1,288,218	1,008,588

Distributions to shareholders - Investor Class:
Net investment income	(52,977)	(64,771)
Net realized gains	—	—

Total distributions	(52,977)	(64,771)

Capital share transactions - Investor Class:
Proceeds from shares sold	44,089,621	32,982,261
Proceeds from shares issued to holders in reinvestment of distributions	45,033	44,905
Cost of shares redeemed	(40,146,756)	(29,768,368)

Net increase (decrease) in net assets resulting from capital share transactions	3,987,898	3,258,798

Total increase (decrease) in net assets	5,223,139	4,202,615

Net assets:
Beginning of period	10,545,634	6,343,019

End of period	$15,768,773	$10,545,634

Undistributed net investment income (loss), end of period	$77,501	$52,655

See notes to the financial statements.

48  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$113,971	$88,374	$172,973	$5,980
Net realized gain (loss) on investments	1,022,367	(299,664)	(1,603,375)	2,900,951
Change in unrealized appreciation (depreciation) on investments	(426,770)	389,283	704,407	142,638

Net increase (decrease) in net assets resulting from operations	709,568	177,993	(725,995)	3,049,569

Distributions to shareholders - Investor Class:
Net investment income	—	(19,275)	(157,132)	—
Net realized gains		—	(369,209)
Tax return of capital to shareholders	—	(7,700)	—	—

Total distributions	—	(26,975)	(526,341)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	39,916,929	40,381,335	46,995,723	111,919,157
Proceeds from shares issued to holders in reinvestment of distributions	—	26,975	510,500	—
Cost of shares redeemed	(54,839,858)	(26,995,881)	(42,182,314)	(142,761,879)

Net increase (decrease) in net assets resulting from capital share transactions	(14,922,929)	13,412,429	5,323,909	(30,842,722)

Total increase (decrease) in net assets	(14,213,361)	13,563,447	4,071,573	(27,793,153)

Net assets:
Beginning of period	14,775,581	1,212,134	8,200,961	35,994,114

End of period	$562,220	$14,775,581	$12,272,534	$8,200,961

Undistributed net investment income (loss), end of period	$113,971	$—	$21,815	$5,974

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  49

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	Year Ended	February 28, 2007	September 20, 2005(1)
	(Unaudited)	August 31, 2006	(Unaudited)	to August 31, 2006

Operations:
Net investment income (loss)	$4,138,398	$3,614,214	$102,764	$108,286
Net realized gain (loss) on investments	2,767,210	(135,925)	(312,363)	26,575
Change in unrealized appreciation (depreciation) on investments	5,236,018	184,686	(8,465)	(80,942)

Net increase (decrease) in net assets resulting from operations	12,141,626	3,662,975	(218,064)	53,919

Distributions to shareholders - Investor Class:
Net investment income	(6,965,204)	(6,735,599)	(21,326)	—
Net realized gains	—	—	—	—

Total distributions	(6,965,204)	(6,735,599)	(21,326)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	278,991,901	591,744,315	62,253,763	47,244,150
Proceeds from shares issued to holders in reinvestment of distributions	6,044,285	6,092,771	21,116	—
Cost of shares redeemed	(168,814,452)	(699,325,432)	(11,031,349)	(38,276,795)

Net increase (decrease) in net assets resulting from capital share transactions	116,221,734	(101,488,346)	51,243,530	8,967,355

Total increase (decrease) in net assets	121,398,156	(104,560,970)	51,004,140	9,021,274

Net assets:
Beginning of period	101,987,028	206,547,998	9,021,274	—

End of period	$223,385,184	$101,987,028	$60,025,414	$9,021,274

Undistributed net investment income (loss), end of period	$(2,464,308)	$362,498	$233,924	$152,486

[1]	Commencement of operations.

See notes to the financial statements.

50  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Commodity Bull 2X Fund
	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$59,365	$155,206
Net realized gain (loss) on investments	(430,431)	(1,241,733)
Change in unrealized appreciation (depreciation) on investments	(554,108)	(3,277,519)

Net increase (decrease) in net assets resulting from operations	(925,174)	(4,364,046)

Distributions to shareholders - Investor Class:
Net investment income	—	—
Net realized gains	—	(880,325)

Total distributions	—	(880,325)

Capital share transactions - Investor Class:
Proceeds from shares sold	44,738,243	67,403,711
Proceeds from shares issued to holders in reinvestment of distributions	—	215,438
Cost of shares redeemed	(30,647,838)	(95,901,934)

Net increase (decrease) in net assets resulting from capital share transactions	14,090,405	(28,282,785)

Total increase (decrease) in net assets	13,165,231	(33,527,156)

Net assets:
Beginning of period	1,563,231	35,090,387

End of period	$14,728,462	$1,563,231

Undistributed net investment income (loss), end of period	$68,440	$9,075

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  51

Statements of Changes in Net Assets

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	November 1, 2005[1]	February 28, 2007	November 4, 2005[1]
	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006

Operations:
Net investment income (loss)	$224,406	$183,939	$102,144	$140,339
Net realized gain (loss) on investments	1,908,074	1,953,605	(2,798,320)	(44,892)
Net unrealized appreciation (depreciation) on investments	(406,467)	327,714	31,969	22,268

Net increase (decrease) in net assets resulting from operations	1,726,013	2,465,258	(2,664,207)	117,715

Distributions to shareholders - Investor Class:
Net investment income	—	(590,927)	(62,757)	—
Net realized gains	(1,499,340)	—	—	—

Total distributions	(1,499,340)	(590,927)	(62,757)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	136,413,383	221,935,322	56,050,514	109,752,908
Proceeds from shares issued to holders in reinvestment of distributions	1,478,568	587,002	62,298	—
Cost of shares redeemed	(141,559,926)	(204,507,303)	(43,651,845)	(107,144,376)

Net increase (decrease) in net assets resulting from capital share transactions	(3,667,975)	18,015,021	12,460,967	2,608,532

Total increase (decrease) in net assets	(3,441,302)	19,889,352	9,734,003	2,726,247

Net assets:
Beginning of period	19,889,352	—	2,726,247	—

End of period	$16,448,050	$19,889,352	$12,460,250	$2,726,247

Undistributed net investment income (loss), end of period	$547,751	$323,345	$135,423	$96,036

1 Commencement of operations.

See notes to the financial statements.

52  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	January 25, 2006[1]	February 28, 2007	February 6, 2006[1]
	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006

Operations:
Net investment income (loss)	$380,232	$(12,247)	$33,049	$104,506
Net realized gain (loss) on investments	3,700,248	228,796	(743,499)	(3,218,856)
Change in unrealized appreciation (depreciation) on investments	(1,173,341)	811,920	97,289	(78,832)

Net increase (decrease) in net assets resulting from operations	2,907,139	1,028,469	(613,161)	(3,193,182)

Distributions to shareholders - Investor Class:
Net investment income	(1,730,023)	—	—	—
Net realized gains	(122,729)	—	—	—

Total distributions	(1,852,752)	—	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	36,759,742	27,435,528	15,620,687	50,564,510
Proceeds from shares issued to holders in reinvestment of distributions	1,789,635	—	—	—
Cost of shares redeemed	(48,993,461)	(9,769,169)	(16,936,174)	(44,584,785)

Net increase (decrease) in net assets resulting from capital share transactions	(10,444,084)	17,666,359	(1,315,487)	5,979,725

Total increase (decrease) in net assets	(9,389,697)	18,694,828	(1,928,648)	2,786,543

Net assets:
Beginning of period	18,694,828	—	2,786,543	—

End of period	$9,305,131	$18,694,828	$857,895	$2,786,543

Undistributed net investment income (loss), end of period	$(1,164,666)	$185,125	$90,651	$57,602

1 Commencement of operations.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  53

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$599,610	$1,120,031
Net realized gain (loss) on investments	—	(323)
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	599,610	1,119,708

Distributions to shareholders - Investor Class:
Net investment income	(599,610)	(1,119,708)
Net realized gains	—	—

Total distributions	(599,610)	(1,119,708)

Capital share transactions - Investor Class:
Proceeds from shares sold	202,876,971	472,226,366
Proceeds from shares issued to holders in reinvestment of distributions	543,704	938,159
Cost of shares redeemed	(204,719,392)	(464,572,815)

Net increase (decrease) in net assets resulting from capital share transactions	(1,298,717)	8,591,710

Total increase (decrease) in net assets	(1,298,717)	8,591,710

Net assets:
Beginning of period	27,309,414	18,717,704

End of period	$26,010,697	$27,309,414

Undistributed net investment income (loss), end of period	$14,981	$14,981

See notes to the financial statements

54  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	S&P 500 Bear 1X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002

Per share data:
Net asset value, beginning of period	$26.99	$27.80	$31.35	$35.66	$42.52	$37.42

Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.70	(0.46)[7]	(0.69)[7]	(0.83)[7,8]	(0.52)[7]
Net realized and unrealized gain (loss) on investments[2]	(1.73)	(1.51)	(3.09)	(3.62)	(6.03)[8]	5.81

Total from investment operations	(1.28)	(0.81)	(3.55)	(4.31)	(6.86)	5.29

Less distributions:
Dividends from net investment income	(0.83)	—	—	—	—	(0.19)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.83)	—	—	—	—	(0.19)

Net asset value, end of period	$24.88	$26.99	$27.80	$31.35	$35.66	$42.52

Total return[3]	(4.69%)[9]	(2.91%)	(11.32%)	(12.09%)	(16.13%)	14.23%
Supplemental data and ratios:
Net assets, end of period	$4,261,825	$6,230,984	$4,263,328	$9,083,958	$11,631,881	$8,730,064
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	3.58%[10]	2.78%	2.92%	1.98%	1.95%[5]	2.27%
After expense reimbursement	1.75%[10]	1.95%	1.95%	1.95%	1.95%[5]	1.85%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	—	4.29%	2.86%	2.78%[5,8]	2.67%
After expense reimbursement	—	—	3.32%	2.89%	2.78%[5,8]	3.09%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	1.67%[10]	1.75%	(2.53%)	(2.14%)	(1.99%)[5,8]	(1.70%)
After expense reimbursement	3.50%[10]	2.58%	(1.56%)[6]	(2.11%)[6]	(1.99%)[5,6,8]	(1.28%)[6]
Portfolio turnover rate[4]	0%	0%	0%	0%	472%	2,471%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Ratio includes Adviser expense recovery of 0.16%.

[6]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was (0.19%), (1.20%), (1.16%) and (0.46%), respectively.

[7]	Net investment income (loss) before dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was ($0.06), ($0.39), ($0.48) and ($0.19), respectively.

[8]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[9]	Not Annualized

[10]	Annualized.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  55

Financial Highlights

	NASDAQ-100 Bull 1.25X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002[5]

Per share data:
Net asset value, beginning of period	$42.85	$44.14	$37.73	$37.76	$25.36	$46.16

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.13)	(0.47)	(0.12)	(0.59)	(0.46)	(0.64)
Net realized and unrealized gain (loss) on investments[2]	5.72	(0.82)	6.53	0.56	12.86	(20.16)

Total from investment operations	5.59	(1.29)	6.41	(0.03)	12.40	(20.80)

Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Net asset value, end of period	$48.44	$42.85	$44.14	$37.73	$37.76	$25.36

Total return[3]	13.05%[6]	(2.92%)	16.99%	(0.08%)	48.90%	(45.06%)
Supplemental data and ratios:
Net assets, end of period	$17,763,503	$8,463,658	$11,716,808	$11,897,739	$29,092,879	$57,233,878
Ratio of net expenses to average net assets:
Before expense reimbursement	1.78%[7]	1.75%	1.75%	1.75%	1.75%	1.66%
After expense reimbursement	1.75%[7]	1.75%	1.75%	1.75%	1.75%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.58%)[7]	(1.04%)	(0.29%)	(1.45%)	(1.57%)	(1.55%)
After expense reimbursement	(0.55%)[7]	(1.04%)	(0.29%)	(1.45%)	(1.57%)	(1.55%)
Portfolio turnover rate[4]	133%	237%	77%	284%	670%	450%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Not Annualized.

[7]	Annualized.

See notes to the financial statements.

56  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Small Cap Bull 2.5X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002[5]

Per share data:
Net asset value, beginning of period	$53.44	$56.60	$45.45	$41.75	$32.84	$42.08

Income (loss) from investment operations:
Net investment income (loss)[1]	0.84	1.48	0.23	(0.52)	(0.32)[6]	(0.02)[6]
Net realized and unrealized gain (loss) on investments[2]	9.52	(4.64)	10.92	4.22	9.23 [6]	(8.82)[6]

Total from investment operations	10.36	(3.16)	11.15	3.70	8.91	(8.84)

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.40)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	—	—	—	—	—	(0.40)

Net asset value, end of period	$63.80	$53.44	$56.60	$45.45	$41.75	$32.84

Total return[3]	19.39%[8]	(5.60%)	24.53%	8.86%	27.13%	(21.24%)
Supplemental data and ratios:
Net assets, end of period	$5,414,707	$4,417,812	$15,573,250	$8,262,641	$53,825,601	$5,352,132
Ratio of net expenses to average net assets:
Before expense reimbursement	3.22%[9]	2.07%	1.75%	1.75%	1.75%[6]	1.71%[6]
After expense reimbursement	1.75%[9]	1.75%	1.75%	1.75%	1.75%[6]	1.71%[6]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.19%[9]	2.18%	0.43%	(1.10%)	(0.93%)[6]	(0.10%)[6]
After expense reimbursement	2.66%[9]	2.50%	0.43%	(1.10%)	(0.93%)[6]	(0.10%)[6]
Portfolio turnover rate[4]	189%	762%	407%	0%	0%	647%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[8]	Not Annualized.

[9]	Annualized.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  57

Financial Highlights

	Small Cap Bear 2.5X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002

Per share data:
Net asset value, beginning of period	$15.12	$19.88	$26.48	$31.77	$49.82	$48.84

Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.41	0.15	(0.34)	(0.49)[7]	(0.20)[6,7]
Net realized and unrealized gain (loss) on investments[3]	(3.36)	(3.70)	(6.75)	(4.83)	(11.94)[7]	5.31 [7]

Total from investment operations	(3.15)	(3.29)	(6.60)	(5.17)	(12.43)	5.11

Less distributions:
Dividends from net investment income	—	(0.75)	—	(0.12)	—	(4.13)
Distributions from realized gains	—	—	—	—	(5.62)	—
Return of capital distribution	—	(0.72)	—	—	—	—

Total distributions	—	(1.47)	—	(0.12)	(5.62)	(4.13)

Net asset value, end of period	$11.97	$15.12	$19.88	$26.48	$31.77	$49.82

Total return[4]	(20.83%)[8]	(17.09%)	(24.92%)	(16.33%)	(27.99%)	11.77%
Supplemental data and ratios:
Net assets, end of period	$11,257,278	$16,189,558	$47,712,811	$7,728,932	$17,275,797	$39,060,502
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment	2.36%[9]	1.75%	2.16%	2.00%	1.95%[7]	2.17%[7]
After expense reimbursement/recoupment	1.75%[9]	1.88%	1.95%	1.95%	1.95%[7]	2.17%[7]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	2.67%[9]	2.36%	0.47%	(1.31%)	(1.15%)[7]	(0.44%)[7]
After expense reimbursement/recoupment	3.28%[9]	2.23%	0.68%	(1.26%)	(1.15%)[7]	(0.44%)[5,7]
Portfolio turnover rate[2]	0%	0%	0%	0%	0%	1,476%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2002 was (0.16%).

[6]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2002 was ($0.07).

[7]	Restated due to swap and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

[8]	Not Annualized.

[9]	Annualized.

See notes to the financial statements.

58  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Dow 30 Bull 1.25X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002[5]

Per share data:
Net asset value, beginning of period	$34.75	$31.70	$30.69	$27.91	$25.56	$31.04

Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.23	0.20	0.09	0.11	0.04
Net realized and unrealized gain (loss) on investments[3]	3.11	3.05	0.97	2.78	2.27	(5.44)

Total from investment operations	3.29	3.28	1.17	2.87	2.38	(5.40)

Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.09)	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)

Net asset value, end of period	$37.95	$34.75	$31.70	$30.69	$27.91	$25.56

Total return[4]	9.46%[7]	10.39%	3.79%	10.27%	9.32%	(17.45%)
Supplemental data and ratios:
Net assets, end of period	$15,768,773	$10,545,634	$6,343,019	$11,464,438	$32,616,434	$53,986,006
Ratio of net expenses to average net assets:
Before expense reimbursement	1.93%[8]	2.22%	1.81%	1.75%	1.75%	1.70%[6]
After expense reimbursement	1.75%[8]	1.75%	1.75%	1.75%	1.75%	1.70%[6]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.74%[8]	0.21%	0.56%	0.28%	0.43%	0.15%[6]
After expense reimbursement	0.92%[8]	0.68%	0.62%	0.28%	0.43%	0.15%[6]
Portfolio turnover rate[2]	194%	278%	84%	236%	979%	983%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[5]	The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

[6]	Ratio includes Advisor expense recovery of 0.03%.

[7]	Not Annualized.

[8]	Annualized.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  59

Financial Highlights

	10 Year Note Bull 2.5X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	March 31, 2005[1] to
	(Unaudited)	August 31, 2006	August 31, 2005

Per share data:
Net asset value, beginning of period	$18.73	$20.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.32 [8]	0.62 [8]	0.22
Net realized and unrealized gain (loss) on investments[6]	0.57	(2.39)	0.74

Total from investment operations	0.89	(1.77)	0.96

Less distributions:
Dividends from net investment income	—	(0.33)	—
Distributions from realized gains	—	—	—
Return of capital distribution	—	(0.13)

Total distributions	—	(0.46)	—

Net asset value, end of period	$19.62	$18.73	$20.96

Total return[7]	4.75%[2]	(8.52%)	4.80%[2]
Supplemental data and ratios:
Net assets, end of period	$562,220	$14,775,581	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.84%[3]	4.75%	8.81%[3]
After expense reimbursement	1.75%[3]	1.75%	1.60%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	11.84%[3]	8.84%	—
After expense reimbursement	10.75%[3]	5.84%	—
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.13%[3]	0.53%	(4.41%)[3]
After expense reimbursement	3.22%[3,9]	3.53%[9]	2.80%[3]
Portfolio turnover rate[5]	571%	889%	1,444%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before interest on short positions for the six months ended February 28, 2007 and the year ended August 31, 2006 was $1.20 and $1.33, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2007 and the year ended August 31, 2006, was 12.22% and 7.63%, respectively.

See notes to the financial statements.

60  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	10 Year Note Bear 2.5X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	May 17, 2004[1] to
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period	$18.87	$17.02	$17.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.24 [8]	0.00 [8]	(0.20)[8]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	(0.76)	1.85	(0.74)	(2.01)

Total from investment operations	(0.52)	1.85	(0.94)	(2.04)

Less distributions:
Dividends from net investment income	(0.21)	—	—	—
Distributions from realized gains	(0.50)	—	—	—

Total distributions	(0.71)	—	—	—

Net asset value, end of period	$17.64	$18.87	$17.02	$17.96

Total return[7]	(2.88%)[2]	10.87%	(5.23%)	(10.20%)[2]
Supplemental data and ratios:
Net assets, end of period	$12,272,534	$8,200,961	$35,994,114	$4,720,823
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	2.23%[3]	1.75%	1.63%	3.95%[3]
After expense reimbursement	1.75%[3]	1.75%	1.75%	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	12.95%[3]	10.45%	6.94%	3.95%[3]
After expense reimbursement	12.47%[3]	10.45%	7.06%	1.75%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	2.15%[3]	0.02%	(1.00%)	(2.80%)[3]
After expense reimbursement	2.63%[3,9]	0.02%[9]	(1.13%)[9]	(0.60%)[3]
Portfolio turnover rate[5]	0%	0%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in short positions, options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before interest on short positions for the six months ended February 28, 2007 and the years ended August 31, 2006 and 2005 were $1.24, $1.64, and $0.74, respectively.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2007 and the years ended August 31, 2006 and 2005 were 13.36%, 8.73% and 4.31%, respectively.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  61

Financial Highlights

	Dynamic HY Bond Fund				HY Bear Fund
	Investor Class				Investor Class
	Six Months Ended				Six Months Ended
	February 28, 2007	Year Ended	Year Ended	July 1, 2004[1]to	February 28, 2007	September 20, 2005[1]
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	(Unaudited)	to August 31, 2006

Per share data:
Net asset value, beginning of period	$18.16	$19.00	$20.35	$20.00	$19.48	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.38	0.77	0.84	0.17	0.40	0.45[8]
Net realized and unrealized gain (loss) on investments[6]	0.91	0.23	(1.37)	0.18	(0.83)	(0.97)

Total from investment operations	1.29	1.00	(0.53)	0.35	(0.43)	(0.52)

Less distributions:
Dividends from net investment income	(0.68)	(1.84)	(0.82)	—	(0.12)	—
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.68)	(1.84)	(0.82)	—	(0.12)	—

Net asset value, end of period	$18.77	$18.16	$19.00	$20.35	$18.93	$19.48

Total return[7]	7.20%[2]	5.58%	(2.66%)	1.75%[2]	(2.21%)[2]	(2.60%)[2]
Supplemental data and ratios:
Net assets, end of period	$223,385,184	$101,987,028	$206,547,998	$251,240,654	$60,025,414	$9,021,274
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	1.42%[3]	1.46%	1.39%	1.50%[3]	3.58%[3]	3.45%[3]
After expense reimbursement	1.42%[3]	1.46%	1.39%	1.50%[3]	1.75%[3]	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	—	—	—	—	—	3.72%[3]
After expense reimbursement	—	—	—	—	—	2.02%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	4.12%[3]	4.18%	4.14%	5.32%[3]	2.28%[3]	0.81%[3]
After expense reimbursement	4.12%[3]	4.18%	4.14%	5.32%[3]	4.11%[3]	2.51%[3,9]
Portfolio turnover rate[5]	54%	805%	622%	47%	0%	1,150%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net Investment Income (loss) before interest on short positions for the year ended August 31, 2006 was $0.41.

[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2006 was 2.25%

See notes to the financial statements.

62  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Commodity Bull 2X Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	February 17, 2005[1]
	(Unaudited)	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$20.48	$25.03	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.25	0.43	0.16
Net realized and unrealized gain (loss) on investments[6]	3.34	(2.76)	4.87

Total from investment operations	3.59	(2.33)	5.03

Less distributions:
Dividends from net investment income	—	—	—
Distributions from realized gains	—	(2.22)	—

Total distributions	—	(2.22)	—

Net asset value, end of period	$24.07	$20.48	$25.03

Total return[7]	17.53%[2]	(9.35%)	25.15%[2]
Supplemental data and ratios:
Net assets, end of period	$14,728,462	$1,563,231	$35,090,387
Ratio of net expenses to average net assets:
Before expense reimbursement	3.26%[3]	2.59%	2.00%[3]
After expense reimbursement	1.75%[3]	1.75%	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.72%[3]	0.96%	1.12%[3]
After expense reimbursement	2.23%[3]	1.80%	1.37%[3]
Portfolio turnover rate[5]	460%	8,528%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  63

Financial Highlights

	Emerging Markets Bull 2X Fund		Emerging Markets Bear 2X Fund
	Investor Class		Investor Class
	Six Months Ended		Six Months Ended
	February 28, 2007	November 1, 2005[1] to	February 28, 2007	November 4, 2005[1] to
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

Per share data:
Net asset value, beginning of period	$25.02	$20.00	$12.10	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.29	0.20	0.20	0.34
Net realized and unrealized gain (loss) on investments[6]	6.01	5.19	(3.19)	(8.24)

Total from investment operations	6.30	5.39	(2.99)	(7.90)

Less distributions:
Dividends from net investment income	—	(0.37)	(0.25)	—
Distributions from realized gains	(2.37)	—	—	—

Total distributions	(2.37)	(0.37)	(0.25)	—

Net asset value, end of period	$28.95	$25.02	$8.86	$12.10

Total return[7]	24.33%[2]	27.06%[2]	(24.49%)[2]	(39.50%)[2]
Supplemental data and ratios:
Net assets, end of period	$16,448,050	$19,889,352	$12,460,250	$2,726,247
Ratio of net expenses to average net assets:
Before expense reimbursement	1.89%[3]	1.55%[3]	3.25%[3]	2.72%[3]
After expense reimbursement	1.75%[3]	1.55%[3]	1.75%[3]	1.71%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.82%[3]	0.92%[3]	2.11%[3]	1.86%[3]
After expense reimbursement	1.96%[3]	0.92%[3]	3.61%[3]	2.87%[3]
Portfolio turnover rate[5]	1,440%	954%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. From inception to May 1, 2006, the annual cap on expenses was 1.50% for the Fund.

See notes to the financial statements.

64  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Developed Markets Bull 2X Fund		Developed Markets Bear 2X Fund
	Investor Class		Investor Class
	Six Months Ended		Six Months Ended
	February 28, 2007	January 25, 2006[1]	February 28, 2007	February 6, 2006[1]
	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006

Per share data:
Net asset value, beginning of period	$22.33	$20.00	$15.90	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.45	(0.07)	0.25	0.31
Net realized and unrealized gain (loss) on investments[6]	3.93	2.40	(2.76)	(4.41)

Total from investment operations	4.38	2.33	(2.51)	(4.10)

Less distributions:
Dividends from net investment income	(1.54)	—	—	—
Distributions from realized gains	(0.11)	—	—	—

Total distributions	(1.65)	—	—	—

Net asset value, end of period	$25.06	$22.33	$13.39	$15.90

Total return[7]	19.63%[2]	11.65%[2]	(15.79%)[2]	(20.50%)[2]
Supplemental data and ratios:
Net assets, end of period	$9,305,131	$18,694,828	$857,895	$2,786,543
Ratio of net expenses to average net assets:
Before expense reimbursement	1.85%[3]	3.87%[3]	6.84%[3]	2.83%[3]
After expense reimbursement	1.75%[3]	1.70%[3]	1.75%[3]	1.74%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	3.48%[3]	(2.68%)[3]	(1.96%)[3]	2.02%[3]
After expense reimbursement	3.58%[3]	(0.51%)[3]	3.13%[3]	3.10%[3]
Portfolio turnover rate[5]	221%	251%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  65

Financial Highlights

	U.S. Government Money Market Fund
	Investor Class
	Six Months Ended
	February 28, 2007	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002

Per share data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.02	— [3]	— [3]	0.01
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Total from investment operations	0.02	0.03	0.02	—	—	0.01

Less distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.02)	— [3]	— [3]	(0.01)
Distributions from realized gains	—	—	—	—	—	—

Total distributions	(0.02)	(0.03)	(0.02)	—	—	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.03%[4]	3.49%	1.54%	0.10%	0.33%	1.02%
Supplemental data and ratios:
Net assets, end of period	$26,010,697	$27,309,414	$18,717,704	$20,627,996	$21,386,548	$50,803,391
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment	1.04%[5]	1.00%	1.07%	1.30%	1.16%	1.03%
After expense reimbursement/recoupment	1.25%[5]	1.09%	1.00%	0.99%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	4.26%[5]	3.45%	1.54%	(0.19%)	0.22%	1.02%
After expense reimbursement/recoupment	4.05%[5]	3.37%	1.61%	0.12%	0.38%	1.06%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[3]	Amount is less than $0.01 per share.

[4]	Not Annualized.

[5]	Annualized.

See notes to the financial statements.

66  DIREXION SEMI-ANNUAL REPORT

10 Year Note Bull 2.5X Fund
Statement of Cash Flows
Six Months Ended February 28, 2007 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$709,568
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Net realized (gain) loss on:
Investments	(991,496)
Change in unrealized appreciation on investments	422,260
Amortization and accretion of premium and discount	5,394
Changes in assets and liabilities:
Receivable for fund shares sold	69,922
Variation margin receivable	708
Receivable from Adviser	8,639
Deposit at broker for futures	(4,750)
Dividends and interest receivable	493,095
Other Assets	(4,475)
Payable for investments purchased	25,268
Interest payable	(18,655)
Variation margin payable	3,436
Accrued investment advisory fees	(4,015)
Accrued expenses and other liabilities	(7,856)
Purchases of long term investments	(77,210,081)
Proceeds from sale of long term investments	113,912,309
Net change in short term investments	13,754,640

NET CASH PROVIDED BY OPERATING ACTIVITIES	51,163,911

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund shares sold	39,916,929
Payment on shares repurchased	(54,839,858)
Net proceeds from reverse repurchase agreements	(36,266,250)

NET CASH PROVIDED BY FINANCING ACTIVITIES	(51,189,179)

NET CHANGE IN CASH FOR THE PERIOD	(25,268)

CASH, BEGINNING OF PERIOD	—

CASH, END OF PERIOD	$(25,268)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  67

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2007 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 37 series in operation of which 15 are included in this report, the S&P 500 Bear 1X Fund (formerly U.S./Short Fund), NASDAQ-100 Bull 1.25X Fund (formerly OTC Plus Fund), Small Cap Bull 2.5X, Small Cap Bear 2.5X, Dow 30 Bull 1.25X Fund (formerly Dow 30 Plus Fund), 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The HY Bear Fund commenced operations on September 20, 2005. The Emerging Markets Bull 2X Fund commenced operations on November 1, 2005. The Emerging Markets Bear 2X Fund commenced operations on November 4, 2005. The Developed Markets Bull 2X Fund commenced operations on January 25, 2006. The Developed Markets Bear 2X Fund commenced operations on February 6, 2006.

The objective of the S&P 500 Bear 1X Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the NASDAQ-100 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ-100 Index™ (“NASDAQ Index”). The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000r Index (“Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Averagesm (“Dow”). The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 200% of the daily price movement of the benchmark 10 Year Note. The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (“EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EAFE Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official

68  DIREXION SEMI-ANNUAL REPORT

Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any

DIREXION SEMI-ANNUAL REPORT  69

unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At February 28, 2007, the Dynamic HY Bond Fund has Credit Default Swap Sale Contracts outstanding with Maximum Payout Amounts aggregating $163,520,688, with 5 counterparties, with net unrealized appreciation of $6,308,441 and terms of 4 years, as reflected in the schedule of investments. At February 28, 2007, HY Bear Fund has Credit Default Swap Buy Contracts outstanding with Maximum Payout Amounts aggregating $38,189,375, with 1 counterparty, with net unrealized depreciation of $89,407 and terms of 4 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

e) Short Positions – The S&P 500 Bear 1X Fund, NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund and Developed Markets Bear 2X Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

70  DIREXION SEMI-ANNUAL REPORT

j) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Investor Class during the period ended February 28, 2007 and the fiscal year ended August 31, 2006, were as follows:

	S&P 500		NASDAQ-100
	Bear 1X Fund		Bull 1.25X Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006

Distributions paid from:
Ordinary Income	$157,099	$—	$—	$—
Long-term capital gain	—	—	—	—

Total distributions paid	$157,099	$—	$—	$—

	Small Cap		Small Cap		Dow 30
	Bull 2.5X Fund		Bear 2.5X Fund		Bull 1.25X Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

Distributions paid from:
Ordinary Income	$—	$—	$—	$300,742	$52,977	$64,771
Long-term capital gain	—	—	—	—	—	—
Return of capital	—	—	—	1,012,442

Total distributions paid	$—	$—	$—	$1,313,184	$52,977	$64,771

	10 Year Note		10 Year Note		Dynamic HY		HY
	Bull 2.5X Fund		Bear 2.5X Fund		Bond Fund		Bear Fund
	Six Months		Six Months		Six Months		Six Months
	Ended		Ended		Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended	February 28,	Period Ended
	2007	August 31,	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006[1]

Distributions paid from:
Ordinary Income	$—	$19,275	$473,915	$—	$6,965,204	$6,735,599	$21,326	$—
Long-term capital gain	—	—	52,426	—	—	—	—	—
Return of capital	—	7,700	—	—	—	—	—	—

Total distributions paid	$—	$26,975	$526,341	$—	$6,965,204	$6,735,599	$21,326	$—

[1]	Commenced operations on September 20, 2005.

DIREXION SEMI-ANNUAL REPORT  71

	Commodity		Emerging Markets		Emerging Markets
	Bull 2X Fund		Bull 2X Fund		Bear 2X Fund
	Six Months		Six Months		Six Months
	Ended	Year	Ended		Ended
	February 28,	Ended	February 28,	Period Ended	February 28,	Period Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006[1]	(Unaudited)	2006[2]

Distributions paid from:
Ordinary Income	$—	$—	$1,499,340	$590,927	$62,757	$—
Long-term capital gain	—	880,325	—	—	—

Total distributions paid	$—	$880,325	$1,499,340	$590,927	$62,757	$—

[1]	Commenced operations on November 1, 2005.

[2]	Commenced operations on November 4, 2005.

	Developed Markets		Developed Markets
	Bull 2X Fund	Developed Markets	Bear 2X Fund	Developed Markets
	Six Months	Bull 2X Fund	Six Months	Bear 2X Fund
	Ended	Period	Ended	Period
	February 28,	Ended	February 28,	Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006[1]	(Unaudited)	2006[2]

Distributions paid from:
Ordinary Income	$1,849,937	$—	$—	$—
Long-term capital gain	2,815	—	—	—

Total distributions paid	$1,852,752	$—	$—	$—

[1]	Commenced operations on January 25, 2006.

[2]	Commenced operations on February 6, 2006.

	U.S. Government Money Market Fund
	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Distributions paid from:
Ordinary Income	$599,610	$1,119,708
Long-term capital gain	—	—

Total distributions paid	$599,610	$1,119,708

As of August 31, 2006, the components of distributable earnings of the Funds were as follows:

		NASDAQ-100
	S&P 500	Bull 1.25X	Small Cap Bull	Small Cap Bear
	Bear 1X Fund	Fund	2.5X Fund	2.5X Fund

Cost basis of investments for federal income tax purposes	$5,687,392	$12,332,339	$3,551,032	$17,625,585

Unrealized Appreciation	—	3,676,013	307,743	—
Unrealized Depreciation	(160,554)	(7,762,083)	(56,370)	(1,302,624)

Net unrealized appreciation/(depreciation)	(160,554)	(4,086,070)	251,373	(1,302,624)

Undistributed ordinary income/(loss)	157,026	—	—	—
Undistributed long-term gain/(loss)	—	—	—	—

Distributable earnings	157,026	—	—	—

Other Accumulated gain/(loss)	(11,338,703)	(93,448,739)	(15,413,160)	(25,988,370)

Total Accumulated gain/(loss)	$(11,342,231)	$(97,534,809)	$(15,161,787)	$(27,290,994)

72  DIREXION SEMI-ANNUAL REPORT

	Dow 30 Bull	10 Year Note	10 Year Note	Dynamic HY
	1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund

Cost basis of investments for federal income tax purposes	$12,217,527	$50,189,045	$32,493,173	$89,980,140

Unrealized Appreciation	2,061,330	424,610	545	1,133,289
Unrealized Depreciation	(3,845,870)	(121,186)	(683,280)	(126,021)

Net unrealized appreciation/(depreciation)	(1,784,540)	303,424	(682,735)	1,007,268

Undistributed ordinary income/(loss)	52,655	—	734,816	1,107,133
Undistributed long-term gain/(loss)	—	—	154,203	—

Distributable earnings	52,655	—	889,019	1,107,133

Other Accumulated gain/loss	(24,011,758)	(114,980)	(81,424)	(5,425,508)

Total Accumulated gain/(loss)	$(25,743,643)	$188,444	$124,860	$(3,311,107)

			Emerging	Emerging
	HY Bear	Commodity	Markets	Markets
	Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Cost basis of investments for federal income tax purposes	$8,718,075	$2,038,125	$16,521,496	$2,096,350

Unrealized Appreciation	52,041	—	471,425	63,967
Unrealized Depreciation	(132,983)	(9,075)	(965,377)	(41,699)

Net unrealized appreciation/(depreciation)	(80,942)	(9,075)	(493,952)	22,268

Undistributed ordinary income/(loss)	21,069	375,612	2,388,327	118,304
Undistributed long-term gain/(loss)	—	—	—	—

Distributable earnings	21,069	375,612	2,388,327	118,304

Other Accumulated gain/(loss)	113,792	(2,494,140)	(20,044)	(22,857)

Total Accumulated gain/(loss)	$53,919	$(2,127,603)	$1,874,331	$117,715

	Developed	Developed	U.S. Government
	Markets	Markets	Money Market
	Bull 2X Fund	Bear 2X Fund	Fund

Cost basis of investments for federal income tax purposes	$16,795,046	$2,467,720	$24,939,742

Unrealized Appreciation	902,144	142,743	—
Unrealized Depreciation	(128,226)	(221,575)	—

Net unrealized appreciation/(depreciation)	773,918	(78,832)	—

Undistributed ordinary income/(loss)	518,945	—	14,981
Undistributed long-term gain/(loss)	73,306	—	—

Distributable earnings	592,251	—	14,981

Other Accumulated gain/(loss)	(337,700)	(286,454)	(3,402)

Total Accumulated gain/(loss)	$1,028,469	$(365,286)	$11,579

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from Real Estate Investment Trusts.

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT  73

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Investor Class during the periods ended February 28, 2007 and August 31, 2006 were as follows:

	S&P 500 Bear 1X Fund		NASDAQ-100 Bull 1.25X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006

Shares sold	65,848	372,849	929,140	736,688
Shares issued in reinvestment of distributions	6,222	—	—	—
Shares redeemed	(131,585)	(295,381)	(759,936)	(804,596)

Total net increase (decrease) from capital share transactions	(59,515)	77,468	169,204	(67,908)

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund		Dow 30 Bull 1.25X Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

Shares sold	787,289	1,826,647	6,013,172	13,172,089	1,160,448	990,108
Shares issued in reinvestment of distributions	—	—	—	73,419	1,157	1,377
Shares redeemed	(785,087)	(2,019,119)	(6,143,530)	(14,574,481)	(1,049,575)	(888,094)

Total net increase (decrease) from capital share transactions	2,202	(192,472)	(130,358)	(1,328,973)	112,030	103,391

	10 Year Note		10 Year Note
	Bull 2.5X Fund		Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006

Shares sold	2,121,268	2,223,825	2,534,387	6,060,132
Shares issued in reinvestment of distributions	—	1,392	28,314	—
Shares redeemed	(2,881,460)	(1,494,209)	(2,301,499)	(7,740,621)

Total net increase (decrease) from capital share transactions	(760,192)	731,008	261,202	(1,680,489)

	Dynamic HY		HY		Commodity
	Bond Fund		Bear Fund		Bull 2X Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28,	Year Ended	February 28,	Period Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006[1]	(Unaudited)	2006

Shares sold	14,981,051	32,252,724	3,280,867	2,420,516	1,960,138	2,901,946
Shares issued in reinvestment of distributions	325,723	333,976	1,110	—	—	10,463
Shares redeemed	(9,024,350)	(37,838,672)	(574,992)	(1,957,295)	(1,424,582)	(4,238,284)

Total net increase (decrease) from capital share transactions	6,282,424	(5,251,972)	2,706,985	463,221	535,556	(1,325,875)

[1]	Commenced operations on September 20, 2005.

74  DIREXION SEMI-ANNUAL REPORT

	Emerging Markets		Emerging Markets
	Bull 2X Fund		Bear 2X Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Period Ended	February 28,	Period Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006[1]	(Unaudited)	2006[2]

Shares sold	4,776,764	8,802,110	5,305,189	7,910,922
Shares issued in reinvestment of distributions	46,525	25,139	7,443	—
Shares redeemed	(5,050,046)	(8,032,425)	(4,132,162)	(7,685,601)

Total net increase (decrease) from capital share transactions	(226,757)	792,824	1,180,470	225,321

[1]	Commenced operations on November 1, 2005.

[2]	Commenced operations on November 4, 2005.

	Developed Markets		Developed Markets
	Bull 2X Fund		Bear 2X Fund		U.S. Government Money Market Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28,	Period Ended	February 28,	Period Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006[3]	(Unaudited)	2006[4]	(Unaudited)	2006

Shares sold	1,500,335	1,275,388	985,095	2,742,095	202,876,971	472,226,366
Shares issued in reinvestment of distributions	71,786	—	—	—	543,704	938,159
Shares redeemed	(2,038,072)	(438,124)	(1,096,267)	(2,566,876)	(204,719,402)	(464,572,526)

Total net increase (decrease) from capital share transactions	(465,951)	837,264	(111,172)	175,219	(1,298,727)	8,591,999

[3]	Commenced operations on January 25, 2006.

[4]	Commenced operations on February 6, 2006.

4.	INVESTMENT TRANSACTIONS

During the period ended February 28, 2007, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note	10 Year Note	Dynamic HY
	Bear 1X	Bull 1.25X	Bull 2.5X	Bear 2X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$34,417,105	$2,397,591	$1,902,269	$33,634,498	$77,210,081	$97,834	$73,177,014
Sales	—	27,093,498	1,419,891	1,899,284	29,196,649	113,912,309	99,364	17,877,807

			Emerging	Emerging	Developed	Developed	U.S. Government
		Commodity	Markets	Markets	Markets	Markets	Money
	HY Bear	Bull 2X	Bull 2X	Bear 2X	Bull 2X	Bear 2X	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$22,885,004	$201,211,402	$—	$31,027,969	$277,809	$—
Sales	—	12,902,131	204,565,497	—	44,511,769	278,074	—

There were no purchases or sales of long-term U.S. Government Securities during the period ended February 28, 2007 for any of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds

DIREXION SEMI-ANNUAL REPORT  75

are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2006, the following funds deferred, on a tax basis, post-October losses of:

S&P 500 Bear 1X Fund	$143,000
NASDAQ-100 Bull 1.25X Fund	2,197,734
Small Cap Bull 2.5X Fund	—
Small Cap Bear 2.5X Fund	1,187,957
Dow 30 Bull 1.25X Fund	267,761
10 Year Note Bull 2.5X Fund	67,875
10 Year Note Bear 2.5X Fund	81,000
Dynamic HY Bond Fund	550,496
HY Bear Fund	16,001
Commodity Bull 2X Fund	2,503,505
Emerging Markets Bull 2X Fund	—
Emerging Markets Bear 2X Fund	589
Developed Markets Bull 2X Fund	—
Developed Markets Bear 2X Fund	365,286
U.S. Government Money Market Fund	82

At August 31, 2006, the following funds had capital loss carryforwards on a tax basis of:

Capital Loss
	Carryover	Expires

S&P 500 Bear 1X Fund	$(2,179,437)	8/31/2008
	(574,553)	8/31/2009
	(351,678)	8/31/2011
	(4,743,567)	8/31/2012
	(1,881,085)	8/31/2013
	(1,487,907)	8/31/2014
NASDAQ - 100 Bull 1.25X Fund	(11,287,078)	8/31/2009
	(25,356,444)	8/31/2010
	(22,579,774)	8/31/2011
	(5,896,471)	8/31/2012
	(26,641,897)	8/31/2013
	(953,856)	8/31/2014
Small Cap Bull 2.5X Fund	(2,676,049)	8/31/2010
	(12,679,111)	8/31/2011
Small Cap Bear 2.5X Fund	(16,306,020)	8/31/2012
	(4,667,388)	8/31/2013
	(4,625,371)	8/31/2014
Dow 30 Bull 1.25X Fund	(470,919)	8/31/2009
	(1,065,227)	8/31/2010
	(4,097,289)	8/31/2011
	(447,497)	8/31/2012
	(17,472,824)	8/31/2013
	(170,676)	8/31/2014
10 Year Note Bull 2.5X Fund	(46,600)	8/31/2014
10 Year Note Bear 2.5X Fund	—	—
Dynamic HY Bond Fund	(123,105)	8/31/2013
	(3,998,755)	8/31/2014
HY Bear Fund	(1,624)	8/31/2014
Commodity Bull 2X Fund	—	—
Emerging Markets Bull 2X Fund	—	—
Emerging Markets Bear 2X Fund	—	—
Developed Markets Bull 2X Fund	—	—
Developed Markets Bear 2X Fund	—	—
U.S. Government Money Market Fund	(779)	8/31/2009
	(1,619)	8/31/2010
	(377)	8/31/2011
	(189)	8/31/2013
	(356)	8/31/2014

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. Prior to July 1, 2006, the Adviser entered into a sub-advisory agreement related to the Dynamic HY Bond Fund and the HY Bear Fund (the “Sub-Advised Funds”) whereby the sub-adviser will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Fund, a fee for these services. The Advisor removed the Sub-Advisor as of July 1, 2006. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 28, 2007, the Adviser paid or recouped the following expenses:

76  DIREXION SEMI-ANNUAL REPORT

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30
	Bear 1X Fund	Bull 1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bull 1.25X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$44,231	$3,914	$43,379	$38,536	$15,654
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2007	$—	$—	$—	$—	$—

	10 Year Note	10 Year Note	Dynamic HY	HY Bear	Commodity
	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Fund	Bull 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$38,797	$31,561	$—	$45,865	$40,090
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2007	$—	$—	$—	$—	$—

	Emerging	Emerging	Developed	Developed	U.S. Government
	Markets Bull	Markets Bear	Markets Bull	Markets Bear	Money Market
	2X Fund	2X Fund	2X Fund	2X Fund	Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.50%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.25%
Expenses paid in excess of annual cap on expenses - 2007	$15,528	$42,342	$10,611	$53,642	$—
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2007	$—	$—	$—	$—	$30,387

Expenses subject to potential recover expiring in:

	S&P 500	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note	10 Year Note	Dynamic HY
	Bear 1X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bull 1.25X	Bull 2.5X	Bear 2.5X	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

2007	$2,785	$—	$—	$6,069	$—	$—	$—	$—
2008	$44,599	$—	$—	$—	$6,571	$48,772	$—	$—
2009	$42,463	$—	$28,771	$—	$37,053	$75,078	$—	$—
2010	$44,231	$3,914	$43,379	$38,536	$15,654	$38,797	$31,561	$—

Total	$134,078	$3,914	$72,150	$44,605	$59,278	$162,647	$31,561	$—

			Emerging	Emerging	Developed	Developed	U.S. Government
	HY Bear	Commodity	Markets	Markets	Markets	Markets	Money Market
	Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Fund

2007	$—	$—	$—	$—	$—	$—	$—
2008	$—	$17,256	$—	$—	$—	$—	$19,635
2009	$73,452	$72,524	$—	$49,468	$51,779	$36,493	$—
2010	$45,865	$40,090	$15,528	$42,342	$10,611	$53,642	$—

Total	$119,317	$129,870	$15,528	$91,810	$62,390	$90,135	$19,635

DIREXION SEMI-ANNUAL REPORT  77

Pursuant to the Investor Class distribution plan under Rule 12b-1 plan, the Investor Class shares of a Fund may pay up to 1.00% of the Investor Class’ average daily net assets, except for the Dynamic HY Bond Fund and the HY Bear Fund which may pay up 0.40% annually. However, the Board has currently authorized a maximum annual fee of 0.25% of each Fund’s, except for the U.S. Government Money Market Fund, Investor Class’ average daily net assets. In addition, the Board approved a separate annualized shareholder services fee of 0.25% for the Investor Class shares, except for the U.S. Government Money Market Fund. The Board has not authorized the U.S. Government Money Market Fund to pay Rule 12b-1 fees or shareholder servicing fees.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Advisor.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.  NEW ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. At this time, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (FAS 159). This standard permits entities to elect to measure financial instruments at fair value. As investment companies are required to report their investments at fair value in accordance with the AICPA Audit and Accounting Guide: Investment Companies, the impact of FAS 159 upon adoption is that the Fund will be permitted to elect to fair value any of its non-investment, financial liabilities which include reverse repurchase agreements. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and upon adoption, the Funds will record the effect of the first measurement of non-investment, financial liabilities as a cumulative-effect adjustment to the beginning net assets balance. At this time, management is evaluating the implications of FAS 159, and its impact to the financial statements has not yet been determined.

78  DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Large Cap Fund
Evolution Small Cap Fund
Evolution Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual report covers the period from September 1st, 2006 through February 28th, 2007 (the “Semi-Annual Period”). The Semi-Annual Period began in the midst of a sustained market rally which saw the Dow Jones Industrial Average (the “Dow”) and the Russell 2000 Index reach all time highs (12,795.85 and 830.01 respectively), and the S&P 500 Index reach multi-year highs (1,461.57). Several factors, most notably, the decision by the Federal Reserve to pause rate hikes, falling oil prices, strong corporate earnings, and the announcement of several large merger and acquisition deals contributed to the overall bullish sentiment in the market. The U.S. equity markets continued their advance through year-end, posting positive returns for the 4th straight year, and would continue higher through January and into February.

The Federal Reserve’s decision to stop increasing interest rates on August 8, 2006 led fixed income markets to rally, causing yields to tighten. The yield on the benchmark 10-Year Note at the beginning of the period was 4.73%, about 26 basis points lower than it was in mid-August. A flight to quality, in light of the global sell off in late February, pushed the 10-Year yield even lower, finishing the Semi-Annual Period 16 basis points lower at 4.57%.

Fixed income markets generally trended up for the 6-month period ending 2/28/07, though the gains from the Evolution Managed Bond Fund (“Bond Fund”) came primarily in the last months of 2006 when the market experienced its most significant move for the period. Going into January, the Bond Fund became more defensive, eventually being over 40% in cash as the markets started a gradual slide into February. This cautionary posture held the Fund back from all of the gains that the general bond market exhibited in February, but still led to a gain of 1.99% for the entire 6-month period.

The Evolution Total Return Fund (“Total Return Fund”) gained 6.88% for the 6-month period ending 2/28/07. The majority of these gains came from the equity side of the Fund, most notably concentrations in large-value stocks. During the period the Fund was at least 80% invested in high-dividend paying value stocks, and high-yielding international investments. Fixed income exposure in the Fund was minimal until February when the equity markets started to lose steam, and bonds began to show strength. The bond investments, coupled with the dividend-paying equities, resulted in an annualized yield of just under 3% for the 6-month period.

The Evolution Small Cap Fund (“Small Cap Fund”) posted a 6-month return of 8.65% for the period ending 2/28/2007. Throughout the period the Fund stayed almost fully invested except for a few weeks in January when the small-cap market showed signs of sluggishness. The Fund moved to 25% cash as a defensive measure, but then quickly became fully invested again as the market started to regain its upward climb in February. Overall, there was little rotation in the Fund across sectors as the market displayed little volatility or sector leadership during the period.

The large-cap market, as measured by the S&P 500 Index, rose 7.90% during the 6-month period ending 2/28/2007, while the Evolution Large Cap Fund (“Large Cap Fund”) gained 7.91%. Going into the 4th quarter of 2006 the Fund was weighted towards the value end of the spectrum, while also holding upwards of 25% in cash. As the market trended through the end of the year, however, the Fund became more fully invested. International issues began to be favored, as well as a continued tilt towards value sectors, particularly financials.

The Evolution All-Cap Fund (“All-Cap Fund”) earned a total return of 9.63% for the 6-month period ending 2/28/2007, while the S&P 1500 Index gained 7.47%. The All-Cap Fund benefited from allocations to international positions throughout the period, as the EAFE Index gained over 12% during that time. The Fund also was overweighed in large-cap and value stocks, as those asset classes proved to be among the strongest performers during the period. The All-Cap Fund stayed fairly consistent with its allocations throughout the 6-months, as many of the market leaders exhibited persistency and the laggards likewise.

As always, we thank you for using Direxion Funds and we look forward to our mutual success.

Daniel O’Neill Direxion Funds	Bruce Greig Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quotes. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 28, 2007

Expense Example (Unaudited)
February 28, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2006 — February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

	Evolution Managed Bond Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,019.90	$8.76
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Evolution All-Cap Equity Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,096.30	$8.42
Hypothetical (5% return before expenses)	1,000.00	1,016.76	8.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

DIREXION EVOLUTION MANAGED FUNDS  2

	Evolution Large Cap Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,079.10	$9.02
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Evolution Small Cap Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,086.50	$9.05
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Evolution Total Return Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,068.80	$8.77
Hypothetical (5% return before expenses)	1,000.00	1,016.31	8.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

3  DIREXION EVOLUTION MANAGED FUNDS

Evolution Managed Bond Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Evolution All-Cap Equity Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

DIREXION EVOLUTION MANAGED FUNDS  4

Evolution Large Cap Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Evolution Small Cap Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

5  DIREXION EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

DIREXION EVOLUTION MANAGED FUNDS  6

Evolution Managed Bond Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 91.5%
36,807	Alliance World Dollar Government Fund II	$516,402
38,930	Blackrock Corporate High Yield Fund VI	526,723
28,126	BlackRock Floating Rate Income Strategies Fund	531,019
25,289	Blackrock Preferred Income Strategies Fund	525,252
30,536	Evergreen Managed Income Fund	528,883
24,147	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	526,646
116,937	iShares iBoxx $ Investment Grade Corporate Bond Fund	12,687,665
49,694	iShares Lehman 1-3 Year Treasury Bond Fund	3,993,907
25,868	iShares Lehman 7-10 Year Treasury Bond Fund	2,159,461
25,752	iShares Lehman 20+ Year Treasury Bond Fund	2,321,285
103,957	iShares Lehman Aggregate Bond Fund	10,484,064
64,303	iShares Lehman Treasury Inflation Protected Securities Fund	6,493,960
61,001	MFS Charter Income Trust	521,559
84,244	MFS Intermediate Income Trust	520,628
30,896	Neuberger Berman Income Opportunity Fund	523,378
78,796	Putnam Premier Income Trust	523,205
36,643	Templeton Emerging Markets Income Fund	529,491
29,683	Western Asset Emerging Markets Debt Fund	527,467
47,420	Western Asset High Income Fund II	532,052
44,939	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	525,337

	TOTAL INVESTMENT COMPANIES (Cost $44,815,807)	$45,498,384

Shares		Value

SHORT TERM INVESTMENTS - 20.5%
MONEY MARKET FUNDS - 0.6%

319,552	Fidelity Institutional Money Market Portfolio	$319,552

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.9%
$9,901,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$9,901,000

	TOTAL SHORT TERM INVESTMENTS (Cost $10,220,552)	$10,220,552

	Total Investments (Cost $55,036,359) - 112.0%	$55,718,936
	Liabilities in Excess of Other Assets—(12.0)%	(5,988,958)

	TOTAL NET ASSETS - 100.0%	$49,729,978

Percentages are stated as a percent of net assets.

See notes to the financial statements.

7  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 83.4%
AEROSPACE & DEFENSE - 1.1%

4,905	Alliant Techsystems, Inc.(a)	$424,528
1,185	Ceradyne, Inc.(a)	61,146
1,182	Lockheed Martin Corp.	114,985
946	Moog, Inc.(a)	36,052
878	Precision Castparts Corp.	79,871
1,021	Teledyne Technologies, Inc.(a)	38,849
8,190	United Technologies Corp.	537,510

		1,292,941

AIR FREIGHT & LOGISTICS - 1.1%
5,157	FedEx Corp.	588,826
16,270	Forward Air Corp.	530,728
1,220	HUB Group, Inc.(a)	38,637
1,346	Ryanair Holdings PLC - ADR(a)	60,368
710	Ryder System, Inc.	36,523

		1,255,082

AIRLINES - 0.4%
326	British Airways PLC - ADR(a)	34,491
15,922	Skywest, Inc.	406,807

		441,298

AUTO COMPONENTS - 0.8%
3,178	The Goodyear Tire & Rubber Co.(a)	78,242
1,579	Johnson Controls, Inc.	148,110
12,829	Keystone Automotive Industries, Inc.(a)	423,999
10,958	Superior Industries International, Inc.	235,049

		885,400

AUTOMOBILES - 0.5%
1,116	DaimlerChrysler AG(b)	75,966
981	Harley-Davidson, Inc.	64,648
1,617	Honda Motor Co. Ltd. - ADR	60,039
20,686	Monaco Coach Corp.	333,252
1,488	Nissan Motor Co Ltd. - ADR	34,209

		568,114

BEVERAGES - 0.8%
1,748	Companhia de Bebidas das Americas - ADR	84,551
1,241	Diageo PLC - ADR	98,523
307	Fomento Economico Mexicano SA de CV - ADR	33,862
9,575	PepsiCo, Inc.	604,661

		821,597

BIOTECHNOLOGY - 0.6%
11,773	Celgene Corp.(a)	627,501
2,747	Savient Pharmaceuticals, Inc.(a)	37,194

		664,695

BUILDING PRODUCTS - 0.8%
21,909	Apogee Enterprises, Inc.	$459,651
7,884	Universal Forest Products, Inc.	408,627

		868,278

CAPITAL MARKETS - 2.1%
3,227	AG Edwards, Inc.	207,206
1,998	The Bank of New York Company, Inc.	81,159
198	The Bear Stearns Companies, Inc.	30,143
862	Credit Suisse Group - ADR	59,693
1,657	The Goldman Sachs Group, Inc.	334,051
24,547	Janus Capital Group, Inc.	521,624
27,100	LaBranche & Co., Inc.(a)	234,957
358	Merrill Lynch & Co., Inc.	29,957
558	SEI Investments Co.	33,731
30,955	SWS Group, Inc.	815,974
7,063	TradeStation Group, Inc.(a)	83,485

		2,431,980

CHEMICALS - 0.8%
13,397	HB Fuller Co.	334,523
1,361	Lubrizol Corp.	70,772
1,043	Monsanto Co.	54,956
7,741	OM Group, Inc.(a)	392,237
2,406	RPM International, Inc.	56,300

		908,788

COMMERCIAL BANKS - 1.4%
4,966	ABN AMRO Holding NV - ADR	174,306
5,552	Banco Bradesco SA - ADR	204,258
5,154	Banco Itau Holding Financeira SA - ADR	176,318
3,189	BanColombia SA - ADR	81,319
1,733	Bank of Hawaii Corp.	89,631
607	Barclays PLC - ADR	35,528
1,492	Cascade Bancorp	38,822
106	City National Corp.	87,049
1,088	Kookmin Bank - ADR(a)	97,202
728	M&T Bank Corp.	87,302
1,853	Marshall & Ilsley Corp.	88,073
1,460	Mercantile Bankshares Corp.	68,737
932	PNC Financial Services Group	68,325
1,710	Unibanco - Uniao de Bancos Brasileiros SA - ADR	146,171
1,039	Zions Bancorporation	88,710

		1,531,751

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  8

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
COMMERCIAL SERVICES & SUPPLIES - 2.4%
18,546	ABM Industries, Inc.	$487,945
9,001	Avis Budget Group	239,337
2,552	Career Education Corp.(a)	75,488
4,112	Gevity HR, Inc.	81,911
1,017	Herman Miller, Inc.	39,124
4,530	Labor Ready, Inc.(a)	83,216
1,850	Manpower, Inc.	137,455
10,433	Monster Worldwide, Inc.(a)	520,189
9,228	Sotheby’s Holdings	335,530
4,225	Tetra Tech, Inc.(a)	75,332
2,046	Viad Corp.	76,275
3,825	Volt Information Sciences, Inc.(a)	130,777
8,707	Watson Wyatt Worldwide, Inc. - Class A	418,545

		2,701,124

COMMUNICATIONS EQUIPMENT - 1.3%
14,177	3Com Corp.(a)	54,865
1,998	Alcatel-Lucent - ADR	25,634
2,908	Cisco Systems, Inc.(a)	75,433
11,000	CommScope, Inc.(a)	423,170
1,645	Comtech Telecommunications Corp.(a)	56,506
1,987	Harris Corp.	97,522
1,166	Nokia OYJ - ADR	25,454
4,762	Plantronics, Inc.	97,431
3,128	Polycom, Inc.(a)	99,783
3,829	QUALCOMM, Inc.	154,232
1,680	Telefonaktiebolaget LM Ericsson - ADR	60,077
10,281	Viasat, Inc.(a)	351,199

		1,521,306

COMPUTERS & PERIPHERALS - 1.3%
1,158	Apple Computer, Inc.(a)	97,978
6,987	EMC Corp.(a)	97,469
1,653	Hewlett-Packard Co.	65,095
10,473	Hutchinson Technology, Inc.(a)	236,899
2,159	International Business Machines Corp.	200,809
1,745	Komag, Inc.(a)	59,313
1,222	Lexmark International, Inc. - Class A(a)	74,004
2,490	Logitech International SA(a)	65,114
2,220	QLogic Corp.(a)	39,050
1,551	SanDisk Corp.(a)	56,487
27,255	Western Digital Corp.(a)	522,478

		1,514,696

CONSTRUCTION & ENGINEERING - 0.1%
1,250	EMCOR Group, Inc.(a)	75,075
836	Jacobs Engineering Group, Inc.(a)	75,524

		150,599

CONSTRUCTION MATERIALS - 0.3%
3,476	Cemex SAB de C.V. - ADR(a)	$118,114
1,129	Florida Rock Industries, Inc.	76,072
490	Martin Marietta Materials, Inc.	61,407
1,479	Texas Industries, Inc.	117,152

		372,745

CONSUMER FINANCE - 0.3%
8,276	World Acceptance Corp.(a)	339,316

CONTAINERS & PACKAGING - 0.7%
10,694	Pactiv Corp.(a)	344,347
12,468	Rock-Tenn Co. - Class A	404,836

		749,183

DISTRIBUTORS - 0.4%
19,400	Building Materials Holding Corp.	403,326

DIVERSIFIED FINANCIAL SERVICES - 0.2%
71	Chicago Mercantile Exchange Holdings, Inc.	38,278
1,183	CIT Group, Inc.	66,804
2,137	ING Groep NV - ADR	91,314

		196,396

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
0.30	Chunghwa Telecom Company Ltd. - ADR	6
6,045	Compania Anonima Nacionl Telefonas de Venezuela - ADR	101,798
14,500	CT Communications, Inc.	341,765
5,552	KT Corp. - ADR(a)	124,809
2,005	Philippine Long Distance Telephone Co. - ADR	98,245
49,641	Qwest Communications International, Inc.(a)	440,812
5,246	Tele Norte Leste Participacoes SA - ADR	68,040
2,710	Telecomunicacoes De Sao Paulo - ADR	66,910
4,405	Telefonos de Mexico SA de CV - ADR	127,921

		1,370,306

See notes to the financial statements.

9  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
ELECTRIC UTILITIES - 1.3%
3,877	Centerpoint Energy, Inc.	$69,166
2,521	Companhia Energetica de Minas Gerais - ADR	121,386
7,662	Companhia Paranaense de Energia-Copel - ADR	89,875
826	CPFL Energia S.A. - ADR	33,362
3,529	DTE Energy Co.	163,393
2,844	E.ON AG - ADR	124,027
2,287	Enersis S.A. - ADR	35,791
806	Entergy Corp.	79,552
1,344	FPL Group, Inc.	79,390
990	Huaneng Power International, Inc. - ADR	34,670
1,571	Korea Electric Power Corp. - ADR(a)	33,007
1,886	PG&E Corp.	87,548
16,458	Puget Energy, Inc.	406,019
1,325	TXU Corp.	87,649
3,297	Xcel Energy, Inc.	77,908

		1,522,743

ELECTRICAL EQUIPMENT - 3.5%
3,921	ABB Ltd. - ADR	65,637
972	Acuity Brands, Inc.	53,849
30,288	Aeroflex, Inc.(a)	346,192
1,467	Anixter International, Inc.(a)	90,954
11,424	Arrow Electronics, Inc.(a)	437,768
13,866	Avnet, Inc.(a)	507,080
1,069	Baldor Electric Co.	38,912
4,392	Cognex Corp.	96,316
2,513	CTS Corp.	34,051
5,479	Flir Systems, Inc.(a)	190,450
23,175	Global Imaging Systems, Inc.(a)	465,122
16,247	Jabil Circuit, Inc.	434,120
3,671	Keithley Instruments, Inc.	55,615
5,044	LoJack Corp.(a)	96,038
31,964	Methode Electronics, Inc.	345,531
3,302	Molex, Inc.	96,848
2,907	Park Electrochemical Corp.	81,280
63,942	Sanmina-SCI Corporation(a)	237,225
683	Suntech Power Holdings Co., Ltd - ADR(a)	24,759
16,579	Vishay Intertechnology, Inc.(a)	236,251
1,812	Woodward Governor Co.	75,488

		4,009,486

ENERGY EQUIPMENT & SERVICES - 4.6%
1,484	Atwood Oceanics, Inc.(a)	75,090
19,792	BJ Services Co.	530,228
9,131	Cameron International Corp.(a)	$517,636
10,676	Dril-Quip, Inc.(a)	411,880
1,235	ENSCO International, Inc.	61,886
635	FMC Technologies, Inc.(a)	41,770
7,244	Input/Output, Inc.(a)	98,301
7,540	National-Oilwell, Inc.(a)	525,086
8,169	Noble Corp.(b)	573,627
8,682	Oceaneering International, Inc.(a)	342,418
18,052	Pride International, Inc.(a)	519,898
2,033	Tenaris SA - ADR	92,319
7,809	Tidewater, Inc.	405,834
6,811	Transocean, Inc.(a)(b)	522,267
13,004	Weatherford International Ltd.(a)(b)	522,111

		5,240,351

FOOD & STAPLES RETAILING - 1.1%
3,883	Big Lots, Inc.(a)	97,191
3,284	Dollar Tree Stores, Inc.(a)	112,017
16,566	The Kroger Co.	425,249
14,586	Performance Food Group Co.(a)	429,850
1,392	Ruddick Corp.	39,435
1,524	Supervalu, Inc.	56,327
1,144	Walgreen Co.	51,148

		1,211,217

FOOD PRODUCTS - 0.5%
2,253	ConAgra Foods, Inc.	56,843
1,141	Corn Products International, Inc.	36,478
993	General Mills, Inc.	55,966
8,128	The J.M. Smucker Co.	403,149
1,286	Unilever NV - ADR	33,397
1,325	Unilever PLC - ADR	35,629

		621,462

GAS UTILITIES - 0.3%
10,937	Atmos Energy Corp.	344,734

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
11,223	Advanced Medical Optics, Inc.(a)	432,535
11,681	Arthrocare Corp.(a)	424,604
1,856	Biomet, Inc.	78,565
1,810	Biosite, Inc.(a)	96,147
949	C.R. Bard, Inc.	75,730
13,445	Greatbatch, Inc.(a)	349,032
1,489	Hillenbrand Industries, Inc.	89,042
6,395	Immucor, Inc.(a)	190,187
12,577	Invacare Corp.	233,681
917	Palomar Medical Technologies, Inc.(a)	37,487
7,779	Varian, Inc.(a)	423,411

		2,430,421

HEALTH CARE PROVIDERS & SERVICES - 3.9%
9,777	Aetna, Inc.	432,828
2,361	Amedisys, Inc.(a)	75,505
5,413	AMERIGROUP Corp.(a)	179,062

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  10

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
9,937	Coventry Health Care, Inc.(a)	$540,771
5,741	Express Scripts, Inc.(a)	432,929
8,139	Health Net, Inc.(a)	435,192
1,735	Healthways, Inc.(a)	75,455
16,134	Humana, Inc.(a)	965,459
1,069	Inventiv Health, Inc.(a)	38,986
11,751	Odyssey HealthCare, Inc.(a)	159,579
10,520	Quest Diagnostics, Inc.	536,730
2,094	Sierra Health Services, Inc.(a)	77,813
5,497	Wellpoint, Inc.(a)	436,407

		4,386,716

HEALTH CARE TECHNOLOGY - 0.1%
3,622	Allscripts Healthcare Solutions, Inc.(a)	98,084

HOTELS RESTAURANTS & LEISURE - 1.6%
1,094	Carnival Corp.(b)	50,783
825	CBRL Group, Inc.	38,494
2,072	Ctrip.com International Ltd. - ADR	122,269
2,121	Hilton Hotels Corp.	74,871
4,996	Jack in the Box, Inc.(a)	341,427
16,642	O’Charleys, Inc.(a)	348,983
8,619	OSI Restaurant Partners, Inc.	344,760
13,774	Papa John’s International, Inc.(a)	406,746
2,306	Shuffle Master, Inc.(a)	49,049
2,580	Sonic Corp.(a)	55,909

		1,833,291

HOUSEHOLD DURABLES - 3.5%
2,421	American Greetings Corp.	56,700
1,542	Beazer Homes USA, Inc.	60,847
747	The Black & Decker Corp.	62,950
17,180	D.R. Horton, Inc.	435,857
609	Desarrolladora Homex SA de CV - ADR(a)	33,123
935	Fortune Brands, Inc.	75,174
14,694	Furniture Brands International, Inc.	235,692
8,768	KB Home	434,893
682	Koninklijke Philips Electronics NV - ADR	25,043
18,173	Leggett & Platt, Inc.	432,881
1,312	Lennar Corp.	64,603
7,386	M/I Homes, Inc.	232,142
3,724	Matsushita Electric Industrial Co. Ltd. - ADR	74,666
1,198	MDC Holdings, Inc.	61,170
1,574	Meritage Homes Corp.(a)	60,992
1,156	Ryland Group, Inc.	55,684
8,086	Snap-On, Inc.	405,109
9,113	Standard-Pacific Corp.	232,655
1,507	The Stanley Works	83,744
13,769	Toll Brothers, Inc.(a)	411,142
4,822	Whirlpool Corp.	425,349

		3,960,416

INDUSTRIAL CONGLOMERATES - 0.2%
857	3M Co.	$63,486
755	Carlisle Cos., Inc.	65,791
706	Textron, Inc.	65,157

		194,434

INSURANCE - 2.6%
4,800	Aegon NV - ADR	95,088
4,725	Allianz AG - ADR	101,729
19,128	Brown & Brown, Inc.	538,453
818	China Life Insurance Company Ltd. - ADR	32,401
12,246	Chubb Corp.	625,158
977	Delphi Financial Group, Inc. - Class A	38,386
9,347	First American Corp.	440,711
804	Infinity Property & Casualty Corp.	37,129
3,399	LandAmerica Financial Group, Inc.	236,468
858	Philadelphia Consolidated Holding Corp.(a)	39,391
673	Prudential Financial, Inc.	61,203
804	Safety Insurance Group, Inc.	34,146
2,502	Selective Insurance Group, Inc.	61,149
5,804	Stewart Information Services Corp.	235,642
1,426	Unitrin, Inc.	65,254
11,112	Unum Group	237,908
1,811	Zenith National Insurance Corp.	87,200

		2,967,416

INSURANCE SERVICES - 0.1%
1,099	Metlife, Inc.	69,402

INTERNET & CATALOG RETAIL - 1.0%
13,440	Amazon.com, Inc.(a)	526,042
23,148	Coldwater Creek, Inc.(a)	425,923
2,994	eBay, Inc.(a)	95,988
2,092	IAC InterActiveCorp(a)	82,006

		1,129,959

INTERNET SOFTWARE & SERVICES - 1.3%
568	Baidu.com, Inc. - ADR(a)	60,606
1,428	Bankrate, Inc.(a)	57,962
1,287	Google, Inc.(a)	578,442
2,488	j2 Global Communications, Inc.(a)	59,811
1,723	NetEase.com, Inc.- ADR(a)	35,149
1,316	WebEx Communications, Inc.(a)	57,154
2,517	Websense, Inc.(a)	57,287
19,046	Yahoo!, Inc.(a)	587,760

		1,494,171

See notes to the financial statements.

11  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
IT SERVICES - 1.1%
6,373	The BISYS Group, Inc.(a)	$83,741
5,850	Cognizant Technology Solutions Corp.(a)	527,670
19,350	Gartner, Inc.(a)	409,446
467	Infosys Technologies Ltd. - ADR	25,339
1,360	Paychex, Inc.	55,257
3,558	SRA International, Inc. - Class A(a)	84,325
5,343	SYKES Enterprises, Inc.(a)	85,702

		1,271,480

LEISURE EQUIPMENT & PRODUCTS - 0.8%
12,611	Brunswick Corp.	411,749
1,343	Hasbro, Inc.	37,993
16,727	Jakks Pacific, Inc.(a)	409,979
1,274	Polaris Industries, Inc.	61,012

		920,733

MACHINERY - 5.4%
2,722	AGCO Corp.(a)	98,673
4,899	ASV, Inc.(a)	76,424
9,197	Caterpillar, Inc.	592,471
3,175	Cummins, Inc.	427,609
1,374	Danaher Corp.	98,433
388	Deere & Co.	42,067
2,024	Dover Corp.	96,727
800	Eaton Corp.	64,808
13,023	Graco, Inc.	527,562
1,814	Harsco Corp.	155,641
1,460	IDEX Corp.	75,935
10,336	Illinois Tool Works, Inc.	534,371
6,527	Kennametal, Inc.	399,452
1,407	Lincoln Electric Holdings, Inc.	87,797
1,650	The Manitowoc Co., Inc.	96,855
2,633	Paccar, Inc.	182,967
13,843	Parker Hannifin Corp.	1,140,525
10,528	Reliance Steel & Aluminum Co.	480,708
1,392	Robbins & Myers, Inc.	54,525
14,187	Terex Corp.(a)	934,072

		6,167,622

MEDIA - 0.9%
2,155	Clear Channel Communications, Inc.	77,968
2,800	Comcast Corp.(a)	72,016
450	Focus Media Holding Ltd. - ADR(a)	36,045
914	Grupo Televisa SA - ADR	24,943
1,121	The McGraw-Hill Companies, Inc.	72,428
5,731	Media General, Inc. - Class A	235,200
7,003	Time Warner, Inc.	142,511
98	The Washington Post Co. - Class B	75,068
34,437	Westwood One, Inc.	235,205

		971,384

MEDICAL INSTRUMENTS - 0.5%
16,437	MedImmune, Inc.(a)	$524,505

METALS & MINING - 5.0%
13,186	Alcoa, Inc.	440,544
4,884	Allegheny Technologies, Inc.	500,366
5,253	Aluminum Corporation of China Ltd. - ADR	124,654
842	Century Aluminum Co.(a)	38,336
10,117	Chaparral Steel Co.	504,130
2,597	Cleveland-Cliffs, Inc.	146,471
725	Companhia Vale do Rio Doce - ADR	24,737
3,271	Compania de Minas Buenaventura SA - ADR	90,672
2,377	Freeport-McMoRan Copper & Gold, Inc.	136,464
5,327	Gerdau SA - ADR	91,358
7,000	Nucor Corp.	426,090
12,908	Peabody Energy Corp.	521,483
4,358	Phelps Dodge Corp.	544,358
3,338	POSCO - ADR(a)	309,433
10,701	Quanex Corp.	418,302
795	Rio Tinto PLC - ADR	172,245
2,041	RTI International Metals, Inc.(a)	176,097
11,868	Steel Dynamics, Inc.	447,898
5,642	United States Steel Corp.	499,994

		5,613,632

MULTILINE RETAIL - 1.2%
12,332	Dillard’s, Inc.	411,889
5,350	J.C. Penney Co., Inc.	433,939
6,180	Kohl’s Corp.(a)	426,358
1,227	Nordstrom, Inc.	65,141

		1,337,327

MULTI-UTILITIES - 0.7%
2,948	Constellation Energy Group, Inc.	231,919
11,954	Duke Energy Corp.	235,374
8,096	ONEOK, Inc.	337,280

		804,573

OIL, GAS & CONSUMABLE FUELS - 5.1%
968	Apache Corp.	66,337
1,076	BG Group PLC - ADR	73,222
1,512	BP PLC - ADR	93,200
1,439	Cabot Oil & Gas Corp.	97,219
2,313	Chesapeake Energy Corp.	70,523
965	Chevron Corp.	66,209
1,661	China Petroleum & Chemical Corp. - ADR	132,265
1,932	Cimarex Energy Co.	67,446
1,131	CNOOC Ltd. - ADR	91,079
8,591	ConocoPhillips	562,023
1,020	Devon Energy Corp.	67,024
1,488	ENI SpA - ADR	91,110
873	Exxon Mobil Corp.	62,577
14,156	Frontier Oil Corp.	418,310

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  12

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
8,151	Hess Corp.	$432,410
6,128	Marathon Oil Corp.	556,055
16,589	Murphy Oil Corp.	859,642
2,248	Norsk Hydro ASA - ADR	69,576
1,424	Occidental Petroleum Corp.	65,760
872	Penn Virginia Corp.	60,761
1,085	PetroChina Company Ltd. - ADR	126,251
2,394	Petroleo Brasileiro SA - ADR	216,418
1,313	Petroleum Development Corp.(a)	68,762
1,913	Royal Dutch Shell PLC - ADR	124,364
13,475	Southwestern Energy Co.(a)	525,525
7,612	Stone Energy Corp.(a)	233,688
6,711	Sunoco, Inc.	432,994
1,602	Swift Energy Co.(a)	62,222
1,159	Valero Energy Corp.	66,816

		5,859,788

PAPER & FOREST PRODUCTS - 0.2%
1,695	Aracruz Celulose SA - ADR	90,954
1,058	Weyerhaeuser Co.	90,850

		181,804

PERSONAL PRODUCTS - 0.6%
3,397	Alberto-Culver Co.	75,243
5,568	Mannatech, Inc.	82,629
10,382	NBTY, Inc.(a)	505,396

		663,268

PHARMACEUTICALS - 1.4%
1,098	AstraZeneca PLC - ADR	61,631
17,814	Bradley Pharmaceuticals, Inc.(a)	345,235
4,856	Elan Corp. PLC - ADR(a)	62,837
1,204	Johnson & Johnson	75,912
1,558	Noven Pharmaceuticals, Inc.(a)	38,358
10,245	Omnicare, Inc.	425,577
2,904	Pfizer, Inc.	72,484
9,933	Sepracor, Inc.(a)	522,078
561	Shire Pharmaceuticals PLC - ADR	36,168

		1,640,280

REAL ESTATE INVESTMENT TRUSTS - 0.9%
1,065	Boston Properties, Inc.	127,906
2,308	CB Richard Ellis Group, Inc. - Class A(a)	76,903
600	Entertainment Properties Trust	39,300
766	Kimco Realty Corp.	38,499
15,575	New Century Financial Corp	238,298
528	PS Business Parks, Inc.	38,016
366	Public Storage, Inc.	37,065
18,564	Senior Housing Properties Trust	444,422

		1,040,409

ROAD & RAIL - 1.2%
773	Burlington Northern Santa Fe Corp.	$61,214
24,317	Heartland Express, Inc.	401,473
13,783	Old Dominion Freight Line, Inc.(a)	428,789
1,244	Swift Transportation Co., Inc.(a)	38,303
21,032	Werner Enterprises, Inc.	405,497

		1,335,276

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.7%
16,790	Advanced Energy Industries, Inc.(a)	338,151
2,694	Altera Corp.(a)	56,870
1,053	ASML Holding NV - ADR(a)	25,883
22,013	Brooks Automation, Inc.(a)	341,862
4,755	Cree, Inc.(a)	83,688
14,343	Diodes, Inc.(a)	538,436
14,553	Intevac, Inc.(a)	396,860
3,487	Lam Research Corp.(a)	155,729
4,642	Linear Technology Corp.	154,068
1,877	MEMC Electronic Materials, Inc.(a)	96,797
4,675	Micron Technology, Inc.(a)	55,446
4,814	Microsemi Corp.(a)	97,532
14,389	MKS Instruments, Inc.(a)	347,063
3,143	NVIDIA Corp.(a)	97,433
2,352	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,107
5,025	Texas Instruments, Inc.	155,574
9,801	United Microelectronics Corp. - ADR	32,343
3,768	Xilinx, Inc.	96,536

		3,096,378

SOFTWARE - 0.9%
1,105	Ansys, Inc.(a)	56,377
13,438	Captaris, Inc.(a)	83,450
567	Factset Research Systems, Inc.	34,508
2,255	Hyperion Solutions Corp.(a)	96,604
3,012	Manhattan Associates, Inc.(a)	83,794
1,727	MICRO Systems, Inc.(a)	96,297
5,428	Oracle Corp.(a)	89,182
3,626	Quality Systems, Inc.	148,412
579	SAP AG - ADR	26,617
27,478	Secure Computing Corp.(a)	235,761
1,692	Shanda Interactive Entertainment Ltd. - ADR(a)	39,999
2,586	THQ, Inc.(a)	83,295

		1,074,296

SPECIALTY RETAIL - 5.0%
11,578	Advance Auto Parts, Inc.	435,912
4,154	Aeropostale, Inc.(a)	152,203
2,233	American Eagle Outfitters, Inc.	69,335
4,226	Autozone, Inc.(a)	529,475
4,304	CarMax, Inc.(a)	226,821
4,506	Christopher & Banks Corp.	83,676

See notes to the financial statements.

13  DIREXION EVOLUTION MANAGED FUNDS

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
21,805	Cost Plus, Inc.(a)	$234,186
735	Dick’s Sporting Goods, Inc.(a)	38,470
4,420	Finish Line	56,178
7,381	Group 1 Automotive, Inc.	341,519
40,934	HOT Topic, Inc.(a)	436,356
9,664	Men’s Wearhouse, Inc.	427,922
10,356	OfficeMax, Inc.	537,476
12,395	O’Reilly Automotive, Inc.(a)	426,760
4,607	Pacific Sunwear of California, Inc.(a)	82,926
11,971	Rent-A-Center, Inc.(a)	339,019
2,131	Ross Stores, Inc.	69,833
4,498	The Sherwin-Williams Co.	299,342
8,273	Tractor Supply Co.(a)	423,329
11,707	Tween Brands, Inc.(a)	419,696

		5,630,434

TEXTILES, APPAREL & LUXURY GOODS - 1.9%
1,696	Coach, Inc.(a)	80,051
6,612	Deckers Outdoor Corp.(a)	431,103
2,873	K-Swiss, Inc. - Class A	80,990
1,552	Liz Claiborne, Inc.	69,840
26,675	Movado Group, Inc.	787,179
1,156	Nike, Inc. - Class B	120,767
7,386	Phillips-Van Heusen Corp.	405,048
1,544	VF Corp.	123,227
1,229	Wolverine World Wide, Inc.	34,105

		2,132,310

THRIFTS & MORTGAGE FINANCE - 0.7%
5,669	Countrywide Financial Corp.	217,009
927	Downey Financial Corp.	60,756
1,064	FirstFed Financial Corp.(a)	60,861
23,309	Fremont General Corp.	205,119
2,700	IndyMac Bancorp, Inc.	92,691
2,701	The PMI Group Inc.	126,596

		763,032

TOBACCO - 0.2%
11,610	Alliance One International, Inc.(a)	97,640
815	Altria Group, Inc.	68,688
404	Gallaher Group Plc - ADR	35,799
673	UST, Inc.	39,074

		241,201

TRADING COMPANIES & DISTRIBUTORS - 0.1%
1,274	MSC Industrial Direct Co., Inc. - Class A	54,960
852	W.W. Grainger, Inc.	65,732

		120,692

WATER UTILITIES - 0.1%
2,706	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	91,463

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
1,961	America Movil SA de CV, Series L - ADR	$85,892
10,547	China Unicom Ltd. - ADR	132,998
1,805	Mobile TeleSystems - ADR(a)	92,596
5,466	SK Telecom Co. Ltd. - ADR	124,625
734	Vimpel-Communications - ADR(a)	59,057
1,223	Vodafone Group PLC - ADR	34,122

		529,290

	TOTAL COMMON STOCKS (Cost $92,219,108)	$94,514,401

INVESTMENT COMPANIES - 16.0%
18,282	DIAMONDS Trust, Series I	$2,242,470
32,012	iShares DJ Select Dividend Index Fund	2,272,532
29,570	iShares MSCI Emerging Markets Index Fund	3,271,625
20,357	iShares MSCI Pacific ex-Japan Index Fund	2,605,900
28,631	iShares Russell 2000 Growth Index Fund	2,287,617
18,900	iShares S&P Latin America 40 Index Fund	3,155,733
27,797	iShares S&P MidCap Value Index Fund	2,304,371

	TOTAL INVESTMENT COMPANIES (Cost $18,182,973)	$18,140,248

SHORT TERM INVESTMENTS - 0.8%
MONEY MARKET FUNDS - 0.3%

271,437	Fidelity Institutional Money Market Portfolio	$271,437

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%

$600,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$600,000

	TOTAL SHORT TERM INVESTMENTS (Cost $871,437)	$871,437

	Total Investments (Cost $111,273,518) - 100.2%	$113,526,086
	Liabilities in Excess of Other Assets—(0.2)%	(178,078)

	TOTAL NET ASSETS - 100.0%	$113,348,008

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

(b) Foreign security.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  14

Evolution Large Cap Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 85.0%
AEROSPACE & DEFENSE - 0.6%
331	General Dynamics Corp.	$25,308
1,714	Lockheed Martin Corp.	166,738
1,132	Precision Castparts Corp.	102,978
698	United Technologies Corp.	45,810

		340,834

AIR FREIGHT & LOGISTICS - 0.2%
313	C.H. Robinson Worldwide, Inc.	15,950
187	FedEx Corp.	21,352
1,394	Ryanair Holdings PLC - ADR(a)	62,521
377	Ryder System, Inc.	19,393

		119,216

AIRLINES - 0.5%
2,488	Continental Airlines, Inc.(a)	98,525
4,846	UAL Corp.(a)	193,791

		292,316

AUTO COMPONENTS - 1.0%
4,270	Autoliv, Inc.	243,603
7,777	The Goodyear Tire & Rubber Co.(a)	191,470
1,267	Johnson Controls, Inc.	118,845

		553,918

AUTOMOBILES - 0.2%
420	DaimlerChrysler AG(b)	28,589
485	Harley-Davidson, Inc.	31,962
772	Honda Motor Co. Ltd. - ADR	28,664
522	Thor Industries, Inc.	21,840
231	Toyota Motor Corp. - ADR(a)	30,839

		141,894

BEVERAGES - 1.8%
2,548	Brown-Forman Corp. - Class B	166,894
2,884	Companhia de Bebidas das Americas - ADR	139,499
1,371	Diageo PLC - ADR	108,844
278	Fomento Economico Mexicano SA de CV - ADR	30,663
8,820	PepsiCo, Inc.	556,983

		1,002,883

BIOTECHNOLOGY - 0.1%
1,548	Celgene Corp.(a)	82,508

CAPITAL MARKETS - 3.3%
442	Affiliated Managers Group, Inc.(a)	50,167
3,876	AG Edwards, Inc.	248,878
9,365	Allied Capital Corp.	291,720
804	American Capital Strategies Ltd.	35,762
430	The Bear Stearns Companies, Inc.	65,463
891	Credit Suisse Group - ADR	61,702
3,485	Eaton Vance Corp.	120,894
7,397	Federated Investors, Inc.	264,591
227	The Goldman Sachs Group, Inc.	45,763
400	Investment Technology Group, Inc.(a)	16,372
249	Lehman Brothers Holdings, Inc.	$18,252
534	Merrill Lynch & Co., Inc.	44,685
336	Morgan Stanley	25,173
1,713	Nuveen Investments, Inc.	83,406
623	Raymond James Financial, Inc.	18,752
7,821	SEI Investments Co.	472,779
353	T. Rowe Price Group, Inc.	16,436

		1,880,795

CHEMICALS - 0.9%
485	Airgas, Inc.	20,016
1,257	Albemarle Corp.	102,886
880	Celanese Corp.	25,150
368	The Dow Chemical Co.	16,118
317	E.I. du Pont de Nemours & Co.	16,088
218	FMC Corp.	16,038
2,204	International Flavors & Fragrances, Inc.	103,147
2,322	Lubrizol Corp.	120,744
392	Monsanto Co.	20,655
244	PPG Industries, Inc.	16,165
407	Praxair, Inc.	25,108
256	Rohm & Haas Co.	13,532

		495,647

COMMERCIAL BANKS - 3.3%
4,764	ABN AMRO Holding NV - ADR	167,217
5,362	Banco Bradesco SA - ADR	197,268
4,888	Banco Itau Holding Financeira SA - ADR	167,219
1,644	Banco Santander Central Hispano SA - ADR	30,496
1,950	BanColombia SA - ADR	49,725
253	Bank of Hawaii Corp.	13,085
527	Barclays PLC - ADR	30,845
3,368	BB&T Corp.	143,073
183	City National Corp.	13,209
1,094	Cullen/Frost Bankers, Inc.	59,164
354	HSBC Holdings PLC - ADR	31,011
342	KeyCorp	12,907
586	Kookmin Bank - ADR(a)	52,353
109	M&T Bank Corp.	13,071
277	Marshall & Ilsley Corp.	13,166
5,826	Mercantile Bankshares Corp.	274,288
2,529	Mitsubishi UFJ Financial Group, Inc. - ADR	30,904
3,791	National City Corp.	143,489
1,768	PNC Financial Services Group	129,612
3,393	Sky Financial Group, Inc.	95,377
990	Uniao de Bancos Brasileiros SA - ADR	84,625
4,013	US Bancorp	143,104
156	Zions Bancorporation	13,319

		1,908,527

See notes to the financial statements.

15  DIREXION EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

COMMERCIAL SERVICES & SUPPLIES - 1.9%
4,053	Career Education Corp.(a)	$119,888
892	ChoicePoint, Inc.(a)	34,681
0.45	Corrections Corp. of America(a)	24
387	Dun & Bradstreet Corp.(a)	34,164
4,646	Equifax, Inc.	179,893
6,428	ITT Educational Services, Inc.(a)	514,111
1,420	Manpower, Inc.	105,506
5,345	Steelcase, Inc.	103,800

		1,092,067

COMMUNICATIONS EQUIPMENT - 0.4%
2,457	Alcatel-Lucent - ADR	31,524
792	Ciena Corp.(a)	24,924
1,132	Corning, Inc.(a)	23,353
1,428	Nokia OYJ - ADR	31,173
1,395	QUALCOMM, Inc.	56,191
809	Telefonaktiebolaget LM Ericsson - ADR	28,930
2,388	Tellabs, Inc.(a)	25,026

		221,121

COMPUTERS & PERIPHERALS - 1.1%
3,730	Dell, Inc.(a)	85,231
2,292	Hewlett-Packard Co.	90,259
2,138	International Business Machines Corp.	198,855
268	Lexmark International, Inc.(a)	16,230
3,427	Logitech International SA(a)	89,616
5,453	QLogic Corp.(a)	95,918
1,532	SanDisk Corp.(a)	55,796
1,313	Western Digital Corp.(a)	25,170

		657,075

CONSTRUCTION & ENGINEERING - 0.2%
1,328	Jacobs Engineering Group, Inc.(a)	119,972

CONSTRUCTION MATERIALS - 1.6%
4,134	Cemex SAB de C.V. - ADR(a)	140,473
692	Eagle Materials, Inc.	32,054
4,105	Florida Rock Industries, Inc.	276,595
2,317	Martin Marietta Materials, Inc.	290,367
1,560	Vulcan Materials Co.	181,724

		921,213

CONSUMER FINANCE - 0.2%
580	Student Loan Corp.	111,076

CONTAINERS & PACKAGING - 0.6%
5,783	Packaging Corp of America	141,683
3,264	Pactiv Corp.(a)	105,101
1,604	Sealed Air Corp.	103,362
630	Sonoco Products Co.	23,323

		373,469

DISTRIBUTORS - 0.4%
3,465	WESCO International, Inc.(a)	231,219

DIVERSIFIED FINANCIAL SERVICES - 1.4%
626	Cbot Holdings, Inc.(a)	$101,161
352	Chicago Mercantile Exchange Holdings, Inc.	189,774
1,632	CIT Group, Inc.	92,159
1,959	ING Groep NV - ADR	83,708
2,141	IntercontinentalExchange, Inc.(a)	322,970

		789,772

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
3,951	AT&T, Inc.	145,397
3,365	Compania Anonima Nacionl Tel - ADR	56,667
2,310	KT Corp. - ADR(a)	51,929
3,770	NeuStar, Inc. - Class A(a)	120,640
1,914	Philippine Long Distance Telephone Co. - ADR	93,786
6,869	Tele Norte Leste Participacoes SA - ADR	89,091
3,714	Telecomunicacoes De Sao Paulo - ADR	91,699
467	Telefonica SA - ADR	30,065
7,137	Telefonos de Mexico SA de CV - ADR	207,258
2,833	Qwest Communications International, Inc.(a)	25,157

		911,689

ELECTRIC UTILITIES - 4.0%
2,744	Ameren Corp.	143,319
11,114	Centerpoint Energy, Inc.	198,274
2,997	Companhia Energetica de Minas Gerais - ADR	144,306
4,699	Companhia Paranaense de Energia-Copel - ADR	55,119
2,933	Consolidated Edison, Inc.	142,485
281	DTE Energy Co.	13,010
4,492	E.ON AG - ADR	195,896
2,062	Enersis S.A. - ADR	32,270
1,049	Entergy Corp.	103,536
1,758	FPL Group, Inc.	103,845
4,609	Great Plains Energy, Inc.	143,294
1,481	Korea Electric Power Corp. - ADR(a)	31,116
578	NSTAR	19,773
278	PG&E Corp.	12,905
5,613	Pinnacle West Capital Corp.	266,169
2,927	Progress Energy, Inc.	143,013
5,787	Puget Energy, Inc.	142,765
9,108	The Southern Co.	326,067
1,481	TXU Corp.	97,968

		2,315,130

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  16

Evolution Large Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

ELECTRICAL EQUIPMENT - 1.5%
5,467	ABB Ltd. - ADR	$91,517
2,726	Avnet, Inc.(a)	99,690
337	CDW Corp.	20,921
4,714	Dolby Laboratories, Inc.(a)	150,848
4,496	Emerson Electric Co.	193,733
298	Mettler Toledo International, Inc.(a)	25,735
3,589	Rockwell Automation, Inc.	222,841
885	Suntech Power Holdings Co., Ltd. - ADR(a)	32,081

		837,366

ENERGY EQUIPMENT & SERVICES - 2.3%
9,056	BJ Services Co.	242,610
448	Cameron International Corp.(a)	25,397
4,890	ENSCO International, Inc.	245,038
314	FMC Technologies, Inc.(a)	20,655
1,123	Global Industries Ltd.(a)	16,576
4,857	Grant Prideco, Inc.(a)	210,842
1,746	Helmerich & Payne, Inc.	47,491
11,373	Patterson-UTI Energy, Inc.	253,504
1,543	Rowan Cos, Inc.	47,262
247	SEACOR Holdings, Inc.(a)	23,910
833	Superior Energy Services(a)	25,531
1,316	Tenaris SA - ADR	59,760
1,337	Tidewater, Inc.	69,484
966	Unit Corp.(a)	47,286

		1,335,346

FINANCIAL SERVICES - 0.3%
2,247	AmeriCredit Corp.(a)	54,872
1,584	Moody’s Corp.	102,516

		157,388

FOOD & STAPLES RETAILING - 0.1%
551	Supervalu, Inc.	20,365
1,025	Walgreen Co.	45,828

		66,193

FOOD PRODUCTS - 1.3%
832	ConAgra Foods, Inc.	20,991
608	Corn Products International, Inc.	19,438
934	General Mills, Inc.	52,640
5,614	The Hershey Co.	296,868
3,276	Hormel Foods Corp.	119,574
501	The J.M. Smucker Co.	24,850
6,524	Kraft Foods, Inc.	208,246
1,165	Unilever PLC - ADR	31,327

		773,934

GAS UTILITIES - 0.8%
4,508	Atmos Energy Corp.	142,092
3,481	KeySpan Corp.	142,860
5,949	NiSource, Inc.	141,527
590	Questar Corp.	49,643

		476,122

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
658	Advanced Medical Optics, Inc.(a)	$25,359
1,505	C.R. Bard, Inc.	120,099
225	Hillenbrand Industries, Inc.	13,455
548	Idexx Laboratories, Inc.(a)	47,227
9,224	Kinetic Concepts, Inc.(a)	453,360

		659,500

HEALTH CARE PROVIDERS & SERVICES - 1.9%
411	CIGNA Corp.	58,567
3,881	Coventry Health Care, Inc.(a)	211,204
347	DaVita, Inc.(a)	18,929
3,936	Health Net, Inc.(a)	210,458
654	Patterson Cos, Inc.(a)	21,831
4,112	Quest Diagnostics, Inc.	209,794
9,007	Sierra Health Services, Inc.(a)	334,700
323	Wellpoint, Inc.(a)	25,643

		1,091,126

HEALTH CARE TECHNOLOGY - 1.0%
19,744	IMS Health, Inc.	570,207

HOTELS RESTAURANTS & LEISURE - 2.2%
6,808	Choice Hotels International, Inc.	255,232
3,045	Ctrip.com International Ltd. - ADR	179,685
1,017	Las Vegas Sands Corp.(a)	87,747
4,018	McDonald’s Corp.	175,667
1,509	MGM Mirage(a)	107,169
605	OSI Restaurant Partners, Inc.	24,200
418	Station Casinos, Inc.	36,065
4,142	Wynn Resorts Ltd.	405,999

		1,271,764

HOUSEHOLD DURABLES - 2.2%
3,477	Beazer Homes USA, Inc.	137,202
2,685	The Black & Decker Corp.	226,265
1,307	D.R. Horton, Inc.	33,159
568	Desarrolladora Homex SA de CV - ADR(a)	30,893
1,584	Fortune Brands, Inc.	127,354
694	KB Home	34,422
844	Koninklijke Philips Electronics NV - ADR	30,992
4,887	Matsushita Electric Industrial Co. Ltd. - ADR	97,984
656	MDC Holdings, Inc.	33,495
423	NVR, Inc.(a)	286,371
2,151	Ryland Group, Inc.	103,614
2,501	The Stanley Works	138,981
609	Toll Brothers, Inc.(a)	18,185

		1,298,917

HOUSEHOLD PRODUCTS - 0.8%
5,099	Colgate-Palmolive Co.	343,469
1,001	Energizer Holdings, Inc.(a)	86,006
238	Kimberly-Clark Corp.	16,210

		445,685

See notes to the financial statements.

17  DIREXION EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
2,597	Mirant Corp.(a)	$96,764

INDUSTRIAL CONGLOMERATES - 0.9%
3,590	3M Co.	265,947
266	Alleghany Corp.(a)	103,905
220	Carlisle Cos., Inc.	19,171
1,159	Textron, Inc.	106,964

		495,987

INSURANCE - 3.0%
2,675	Aegon NV - ADR	52,992
2,551	Allianz AG - ADR	54,923
590	The Allstate Corp.	35,435
376	American International Group, Inc.	25,230
5,026	Arthur J. Gallagher & Co.	143,894
806	China Life Insurance Company Ltd. - ADR	31,926
929	Chubb Corp.	47,425
829	Cincinnati Financial Corp.	35,829
7,427	Fidelity National Title Group, Inc. - Class A	178,248
267	Hartford Financial Services Group, Inc.	25,248
517	HCC Insurance Holdings, Inc.	16,208
8,009	Loews Corp. - Carolina Group	576,888
480	MBIA, Inc.	31,906
3,102	Philadelphia Consolidated Holding Corp.(a)	142,413
711	The Progressive Corp.	16,303
1,206	Prudential Financial, Inc.	109,674
340	Reinsurance Group of America, Inc.	19,407
775	Safeco Corp.	51,708
252	Torchmark Corp.	16,108
497	Travelers Companies, Inc.	25,228
2,044	Unitrin, Inc.	93,533
496	W.R. Berkley Corp.	16,170

		1,746,696

INSURANCE SERVICES - 0.2%
1,519	Metlife, Inc.	95,925

INTERNET & CATALOG RETAIL - 0.3%
2,188	Amazon.com, Inc.(a)	85,638
1,287	Coldwater Creek, Inc.(a)	23,681
1,934	Nutri/System, Inc.(a)	87,320

		196,639

INTERNET SOFTWARE & SERVICES - 0.5%
1,037	Akamai Technologies, Inc.(a)	53,478
599	Baidu.com, Inc. - ADR(a)	63,913
220	Google, Inc.(a)	98,879
1,876	Yahoo!, Inc.(a)	57,894

		274,164

IT SERVICES - 1.4%
1,566	Acxiom Corp.	$33,450
2,734	Cognizant Technology Solutions Corp.(a)	246,607
339	DST Systems, Inc.(a)	23,872
594	Infosys Technologies Ltd - ADR	32,230
525	Paychex, Inc.	21,331
3,214	Sabre Holdings Corp.	103,909
11,878	Unisys Corp.(a)	100,844
6,966	Verifone Holdings, Inc.(a)	272,022

		834,265

LEISURE EQUIPMENT & PRODUCTS - 0.5%
717	Brunswick Corp.	23,410
9,444	Hasbro, Inc.	267,171

		290,581

LIFE SCIENCE TOOLS & SERVICES - 0.1%
1,579	Waters Corp.(a)	85,677

MACHINERY - 2.6%
420	Crane Co.	15,998
118	Cummins, Inc.	15,892
454	Danaher Corp.	32,524
178	Deere & Co.	19,299
199	Eaton Corp.	16,121
6,544	Graco, Inc.	265,097
1,463	Harsco Corp.	125,525
2,317	IDEX Corp.	120,507
876	Illinois Tool Works, Inc.	45,289
2,024	ITT Industries, Inc.	119,861
401	Kennametal, Inc.	24,541
207	Lincoln Electric Holdings, Inc.	12,917
3,898	Oshkosh Truck Corp.	209,128
1,989	Paccar, Inc.	138,216
610	Pall Corp.	21,094
238	Parker Hannifin Corp.	19,609
5,251	Reliance Steel & Aluminum Co.	239,761
1,251	Timken Co.	35,754
891	Toro Co.	46,822

		1,523,955

MANUFACTURING - 0.3%
507	The Procter & Gamble Co.	32,190
2,202	USG Corp.(a)	119,326

		151,516

MEDIA - 1.7%
3,869	Clear Channel Outdoor Holdings Inc.(a)	107,249
384	Focus Media Holding Ltd. - ADR(a)	30,759
3,428	Gannett Co., Inc.	209,999
1,155	Grupo Televisa SA - ADR	31,520
1,607	Lamar Advertising Co.(a)	102,928
250	The McGraw-Hill Companies, Inc.	16,153
9,729	Time Warner, Inc.	197,985
1,145	Tribune Co.	34,384

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  18

Evolution Large Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

997	The Walt Disney Co.	$34,157
4,390	Warner Music Group Corp.	87,537
156	The Washington Post Co. - Class B	119,496

		972,167

METALS & MINING - 5.8%
1,051	Allegheny Technologies, Inc.	107,675
3,527	Aluminum Corporation of China Ltd. - ADR	83,696
1,970	Cia de Minas Buenaventura SA - ADR	54,608
931	Companhia Vale do Rio Doce - ADR	31,766
13,698	Freeport-McMoRan Copper & Gold, Inc.	786,402
3,170	Gerdau SA - ADR	54,365
8,178	Nucor Corp.	497,795
3,705	Phelps Dodge Corp.	462,792
3,501	POSCO - ADR(a)	324,543
949	Rio Tinto PLC - ADR	205,610
8,807	Southern Copper Corp.	620,013
1,208	United States Steel Corp.	107,053

		3,336,318

MULTILINE RETAIL - 0.2%
716	Dillard’s, Inc. - Class A	23,915
978	Kohl’s Corp.(a)	67,472

		91,387

MULTI-UTILITIES - 1.1%
2,530	Constellation Energy Group, Inc.	199,035
7,210	Duke Energy Corp.	141,965
1,797	NRG Energy, Inc.(a)	119,033
835	ONEOK, Inc.	34,786
5,118	Vectren Corp.	143,355

		638,174

OFFICE ELECTRONICS - 0.0%
1,120	Xerox Corp.(a)	19,342

OIL, GAS & CONSUMABLE FUELS - 6.6%
1,400	BG Group PLC - ADR	95,270
1,374	BP PLC - ADR	84,693
1,571	Cabot Oil & Gas Corp.	106,137
500	Chevron Corp.	34,305
2,435	China Petroleum & Chemical Corp. - ADR	193,899
1,329	Cimarex Energy Co.	46,395
695	CNOOC Ltd. - ADR	55,968
3,873	ConocoPhillips	253,372
1,373	ENI SpA - ADR	84,069
475	EOG Resources, Inc.	32,177
225	Exxon Mobil Corp.	16,128
8,064	Frontier Oil Corp.	238,291
5,854	Holly Corp.	324,721
5,303	Marathon Oil Corp.	481,194
502	Murphy Oil Corp.	26,014
2,459	Noble Energy, Inc.	141,565
3,073	Norsk Hydro ASA - ADR	95,109
789	Occidental Petroleum Corp.	$36,436
1,316	Overseas Shipholding Group, Inc.	79,723
2,007	PetroChina Company Ltd. - ADR	233,535
2,313	Petroleo Brasileiro SA - ADR	209,095
1,274	Royal Dutch Shell PLC - ADR	82,823
2,367	Tesoro Petroleum Corp.	215,728
448	Total SA - ADR	30,159
5,709	Valero Energy Corp.	329,124
4,828	XTO Energy, Inc.	249,414

		3,775,344

PAPER & FOREST PRODUCTS - 0.2%
988	Aracruz Celulose SA - ADR	53,016
1,699	Louisiana-Pacific Corp.	35,067

		88,083

PERSONAL CREDIT INSTITUTIONS - 0.7%
8,616	The First Marblehead Corp.	388,926

PERSONAL PRODUCTS - 0.8%
6,972	Alberto-Culver Co.	154,430
2,297	Avon Products, Inc.	84,208
4,586	The Estee Lauder Companies, Inc.	219,578

		458,216

PHARMACEUTICALS - 1.8%
2,545	AstraZeneca PLC - ADR	142,851
8,607	Elan Corp. PLC - ADR(a)	111,375
611	Forest Laboratories, Inc.(a)	31,625
552	GlaxoSmithKline PLC - ADR	31,006
4,169	Johnson & Johnson	262,856
11,223	King Pharmaceuticals, Inc.(a)	209,309
365	Merck & Co., Inc.	16,118
549	Novartis AG - ADR	30,431
5,449	Pfizer, Inc.	136,007
718	Sanofi-Aventis - ADR	30,450
485	Shire Pharmaceuticals PLC - ADR	31,268

		1,033,296

REAL ESTATE INVESTMENT TRUSTS - 1.9%
723	AvalonBay Communities, Inc.	99,456
941	Boston Properties, Inc.	113,014
492	CB Richard Ellis Group, Inc. - Class A(a)	16,393
2,690	Health Care Property Investors, Inc.	98,911
154	Jones Lang LaSalle, Inc.	16,301
1,957	Kimco Realty Corp.	98,359
2,102	New Century Financial Corp.	32,160
3,632	Plum Creek Timber Co Inc.	144,045
947	Public Storage, Inc.	95,903
3,541	Rayonier, Inc.	158,141
3,433	Taubman Centers, Inc.	204,161
1,381	Thornburg Mortgage, Inc.	34,967

		1,111,811

See notes to the financial statements.

19  DIREXION EVOLUTION MANAGED FUNDS

Evolution Large Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

RETAIL - DISCOUNT - 0.3%
377	Costco Wholesale Corp.	$21,071
3,459	Dollar Tree Stores, Inc.(a)	117,986
1,757	The Kroger Co.	45,102
3,287	Rite Aid Corp.(a)	19,623

		203,782

ROAD & RAIL - 0.2%
405	Burlington Northern Santa Fe Corp.	32,072
666	Con-way, Inc.	32,700
1,155	CSX Corp.	43,509
654	Swift Transportation Co., Inc.(a)	20,137

		128,418

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.2%
1,738	Agere Systems, Inc.(a)	38,080
11,121	Altera Corp.(a)	234,764
4,923	Analog Devices, Inc.	178,459
4,009	Applied Materials, Inc.	74,447
1,295	ASML Holding NV - ADR(a)	31,831
1,540	Integrated Device Technology, Inc.(a)	24,979
8,773	Lam Research Corp.(a)	391,802
1,750	Linear Technology Corp.	58,082
2,893	MEMC Electronic Materials, Inc.(a)	149,192
1,623	Micron Technology, Inc.(a)	19,249
2,852	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	31,657
1,849	Texas Instruments, Inc.	57,245

		1,289,787

SOFTWARE - 2.9%
403	Autodesk, Inc.(a)	16,583
5,608	Citrix Systems, Inc.(a)	180,578
7,572	Factset Research Systems, Inc.	460,832
875	Fair Isaac Corp.	34,151
6,409	Microsoft Corp.	180,542
2,957	Novell, Inc.(a)	19,575
28,709	Oracle Corp.(a)	471,689
2,489	Red Hat, Inc.(a)	55,878
1,904	Salesforce.com, Inc.(a)	82,367
699	SAP AG - ADR	32,133
1,342	Shanda Interactive Entertainment Ltd. - ADR(a)	31,725
4,020	Synopsys, Inc.(a)	102,832

		1,668,885

SPECIALTY RETAIL - 2.8%
5,443	Abercrombie & Fitch Co. - Class A	425,479
707	AnnTaylor Stores Corp.(a)	25,091
1,537	Autonation, Inc.(a)	33,753
1,757	Autozone, Inc.(a)	220,135
400	Best Buy Co, Inc.	18,588
2,348	CarMax, Inc.(a)	123,740
378	Dick’s Sporting Goods, Inc.(a)	19,785
719	O’Reilly Automotive, Inc.(a)	24,755
632	Petsmart, Inc.	19,156
2,838	Ross Stores, Inc.	$93,001
7,517	The Sherwin-Williams Co.	500,256
1,709	Staples, Inc.	44,468
705	The TJX Companies, Inc.	19,387
493	Tractor Supply Co.(a)	25,227

		1,592,821

TEXTILES, APPAREL & LUXURY GOODS - 1.0%
1,903	Coach, Inc.(a)	89,822
2,140	Liz Claiborne, Inc.	96,300
215	Nike, Inc. - Class B	22,461
3,906	Polo Ralph Lauren Corp.	339,744
260	VF Corp.	20,750

		569,077

THRIFTS & MORTGAGE FINANCE - 1.3%
2,662	Countrywide Financial Corp.	101,901
1,340	IndyMac Bancorp, Inc.	46,002
2,953	MGIC Investment Corp.	178,214
8,548	New York Community Bancorp, Inc.	143,090
5,055	The PMI Group Inc.	236,928
557	Radian Group, Inc.	32,000

		738,135

TOBACCO - 1.2%
2,880	Altria Group, Inc.	242,726
359	Gallaher Group Plc - ADR	31,811
4,078	Reynolds American, Inc.	248,962
3,153	UST, Inc.	183,063

		706,562

TRADING COMPANIES & DISTRIBUTORS - 0.4%
5,333	MSC Industrial Direct Co., Inc. - Class A	230,066

WATER UTILITIES - 0.1%
1,547	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	52,289

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
3,354	America Movil SA de CV, Series L - ADR	146,905
637	China Mobile Hong Kong Ltd. - ADR	29,576
15,998	China Unicom Ltd. - ADR	201,735
1,224	Mobile TeleSystems - ADR(a)	62,791
733	OAO Vimpel-Communications - ADR(a)	58,977
2,336	SK Telecom Co. Ltd. - ADR	53,261
2,200	Vodafone Group PLC - ADR	61,380

		614,625

	TOTAL COMMON STOCKS (Cost $47,722,056)	$49,045,569

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  20

Evolution Large Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 8.9%
9,279	DIAMONDS Trust, Series I	$1,138,812
1,102	Federal Realty Investment Trust	99,720
17,589	iShares S&P 100 Index Fund	1,137,481
7,579	iShares S&P 500 Growth Index Fund	487,177
14,809	iShares S&P 500 Value Index Fund	1,138,368
8,085	SPDR Trust Series 1	1,139,419

	TOTAL INVESTMENT COMPANIES (Cost $5,199,605)	$5,140,977

SHORT TERM INVESTMENTS - 7.3%
MONEY MARKET FUNDS - 0.6%
325,022	Fidelity Institutional Money Market Portfolio	$325,022

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
$3,900,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$3,900,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,225,022)	$4,225,022

	TOTAL INVESTMENTS (Cost $57,146,683) - 101.2%	$58,411,568
	Liabilities in Excess of Other Assets—(1.2)%	(681,942)

	TOTAL NET ASSETS - 100.0%	$57,729,626

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.

(b)	Foreign security.

See notes to the financial statements.

21  DIREXION EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 83.8%
AEROSPACE & DEFENSE - 0.8%

1,583	BE Aerospace, Inc.(a)	$47,791
1,622	Ceradyne, Inc.(a)	83,695
261	Curtiss-Wright Corp.	9,130
485	Esterline Technologies Corp.(a)	19,846
291	Heico Corp.	10,694
704	Herley Industries, Inc.(a)	10,821
720	Moog, Inc.(a)	27,439
1,929	Teledyne Technologies, Inc.(a)	73,398

		282,814

AIR FREIGHT & LOGISTICS - 0.7%
1,331	EGL, Inc.(a)	46,865
5,339	Forward Air Corp.	174,158
945	HUB Group, Inc.(a)	29,928

		250,951

AIRLINES - 0.9%
1,705	AirTran Holdings, Inc.(a)	17,766
4,717	China Eastern Airlines Corp Ltd - ADR(a)	140,567
5,930	China Southern Airlines Co Ltd - ADR(a)	133,425

		291,758

AUTO COMPONENTS - 0.2%
1,038	Modine Manufacturing Co.	25,608
1,481	Superior Industries International, Inc.	31,767

		57,375

BEVERAGES - 0.9%
2,889	Boston Beer Co, Inc.(a)	94,730
9,729	MGP Ingredients, Inc.	193,024

		287,754

BIOTECHNOLOGY - 2.7%
686	Affymetrix, Inc.(a)	17,651
1,847	Albany Molecular Research, Inc.(a)	17,473
1,056	Alexion Pharmaceuticals, Inc.(a)	38,945
1,969	Cubist Pharmaceuticals, Inc.(a)	39,439
6,102	Gentium Spa - ADR(a)	134,000
9,660	GTx, Inc.(a)	210,878
4,280	Isis Pharmaceuticals, Inc.(a)	39,034
1,262	Lifecell Corp.(a)	30,124
2,073	Luminex Corp.(a)	29,167
467	Martek Biosciences Corp.(a)	10,563
1,917	Regeneron Pharmaceuticals, Inc.(a)	38,033
11,606	Savient Pharmaceuticals, Inc.(a)	157,145
32,468	XTL Biopharmaceuticals Ltd - ADR(a)	138,963

		901,415

BUILDING PRODUCTS - 0.6%
2,048	American Woodmark Corp.	81,387
1,124	Ameron International Corp.	83,041
500	Apogee Enterprises, Inc.	$10,490
980	Simpson Manufacturing Co., Inc.	32,556

		207,474

CAPITAL MARKETS - 0.6%
4,850	Apollo Investment Corp.	109,998
130	Capital Southwest Corp.	17,906
1,466	MCG Capital Corp.	27,781
1,782	SWS Group, Inc.	46,973

		202,658

CHEMICALS - 3.1%
4,988	CF Industries Holdings, Inc.	192,836
1,132	HB Fuller Co.	28,266
1,815	Headwaters, Inc.(a)	42,780
1,931	Hercules, Inc.(a)	38,929
3,486	Innospec, Inc.	180,644
1,318	MacDermid, Inc.	45,616
604	NewMarket Corp.	26,510
2,571	Olin Corp.	44,478
1,043	Pioneer Companies, Inc.(a)	32,333
11,525	Terra Industries, Inc.(a)	201,111
7,637	WR Grace & Co.(a)	188,176

		1,021,679

COMMERCIAL BANKS - 1.9%
927	Abington Community Bancorp, Inc.	17,993
409	Alabama National Bancorporation	29,669
718	The Bancorp, Inc.(a)	17,684
1,023	Bankfinancial Corp.	17,862
665	Capitol Bancorp Ltd.	26,766
1,774	Cardinal Financial Corp.	18,024
1,911	Cascade Bancorp	49,724
1,496	Community Bank System, Inc.	31,999
1,860	F.N.B. Corp.	31,918
2,591	First Commonwealth Financial Corp.	31,895
2,239	First Community Bancorp	121,533
4,885	Mid-State Bancshares	179,963
895	Pacific Capital Bancorp	28,192
339	Park National Corp.	31,619

		634,841

COMMERCIAL SERVICES & SUPPLIES - 7.4%
13,114	ABM Industries, Inc.	345,029
812	Acco Brands Corp.(a)	17,685
412	Ambassadors International, Inc.	17,444
1,592	AMREP Corp.	143,901
5,176	Brady Corp.	169,462
1,494	Casella Waste Systems, Inc.(a)	17,644
1,742	Cenveo, Inc.(a)	38,429
206	CRA International Inc.(a)	10,669
1,684	Deluxe Corp.	51,985
1,105	Ennis, Inc.	28,509
4,760	Healthcare Services Group, Inc.	133,470
1,777	Heidrick & Struggles International, Inc.(a)	81,440
747	Herman Miller, Inc.	28,737

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  22

Evolution Small Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
137	John H. Harland Co.	$6,919
3,495	Korn/Ferry International(a)	80,665
1,502	Layne Christensen Co.(a)	48,124
2,275	Pre-Paid Legal Services, Inc.(a)	94,140
1,762	Resources Connection, Inc.(a)	57,018
2,248	Sotheby’s Holdings	81,737
5,433	TeleTech Holdings, Inc.(a)	171,031
819	Vertrue, Inc.(a)	39,951
5,168	Viad Corp.	192,663
7,976	Volt Information Sciences, Inc.(a)	272,699
967	Waste Connections, Inc.(a)	42,761
5,968	Watson Wyatt Worldwide, Inc. - Class A	286,882

		2,458,994

COMMUNICATIONS EQUIPMENT - 0.7%
2,722	3Com Corp.(a)	10,534
1,909	Adtran, Inc.	43,964
667	Comtech Telecommunications Corp.(a)	22,912
347	Interdigital Communications Corp.(a)	12,048
6,759	MRV Communications, Inc.(a)	25,481
1,743	Netgear, Inc.(a)	47,113
2,486	Viasat, Inc.(a)	84,922

		246,974

COMPUTERS & PERIPHERALS - 0.0%
442	Komag, Inc.(a)	15,024

CONSTRUCTION & ENGINEERING - 0.6%
3,175	EMCOR Group, Inc.(a)	190,691

CONSTRUCTION MATERIALS - 0.2%
1,060	Texas Industries, Inc.	83,963

CONSUMER FINANCE - 0.6%
3,181	Asta Funding, Inc.	105,227
5,536	Ezcorp, Inc.(a)	82,210

		187,437

CONTAINERS & PACKAGING - 1.0%
1,557	Greif, Inc.	182,839
4,105	Rock-Tenn Co. - Class A	133,289
188	Silgan Holdings, Inc.	9,251

		325,379

DISTRIBUTORS - 0.1%
695	Andersons, Inc.	29,246

DIVERSIFIED FINANCIAL SERVICES - 0.3%
2,089	International Securities Exchange Holdings, Inc.	96,616

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
1,223	Alaska Communications Systems Group, Inc.	$17,893
592	Cbeyond Communications, Inc.(a)	18,393
57,739	Covad Communications Group, Inc.(a)	69,287
1,206	CT Communications, Inc.	28,425
9,822	Nortel Inversora SA - ADR(a)	137,017

		271,015

ELECTRIC UTILITIES - 0.5%
1,658	Black Hills Corp.	59,771
671	CH Energy Group, Inc.	31,778
1,216	Cleco Corp.	31,859
1,336	The Empire District Electric Co.	32,051

		155,459

ELECTRICAL EQUIPMENT - 3.5%
187	Acuity Brands, Inc.	10,360
6,728	Aeroflex, Inc.(a)	76,901
767	Baldor Electric Co.	27,919
2,131	CTS Corp.	28,875
5,328	Encore Wire Corp.	138,315
406	Flir Systems, Inc.(a)	14,112
2,846	Franklin Electric Co., Inc.	137,917
2,626	Genlyte Group, Inc.(a)	182,218
3,328	Global Imaging Systems, Inc.(a)	66,793
6,253	II-VI, Inc.(a)	193,343
2,708	The Lamson & Sessions Co.(a)	81,592
3,918	Park Electrochemical Corp.	109,547
1,874	Regal-Beloit Corp.	84,780

		1,152,672

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
523	Dionex Corp.(a)	32,227
2,275	Landauer, Inc.	115,729
414	Paxar Corp.(a)	9,534
1,381	Rofin-Sinar Technologies, Inc.(a)	83,053
187	Rogers Corp.(a)	9,053
23,923	Taser International, Inc.(a)	189,949
5,634	Technitrol, Inc.	123,892
5,326	Zygo Corp.(a)	85,163

		648,600

ENERGY EQUIPMENT & SERVICES - 3.0%
6,582	Atwood Oceanics, Inc.(a)	333,049
2,446	Dril-Quip, Inc.(a)	94,367
3,091	Hornbeck Offshore Services, Inc.(a)	82,746
579	Matrix Service Co.(a)	10,381
2,719	Oil States International, Inc.(a)	79,803
7,646	Pioneer Drilling Co.(a)	92,211
12,321	Sulphco, Inc.(a)	39,427
7,613	Trico Marine Service, Inc.(a)	277,418

		1,009,402

See notes to the financial statements.

23  DIREXION EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
FOOD & STAPLES RETAILING - 0.8%
711	Big Lots, Inc.(a)	$17,796
3,364	Central European Distribution Corp.(a)	91,434
1,987	Ingles Markets, Inc.	75,864
912	Pathmark Stores, Inc.(a)	10,424
1,008	Performance Food Group Co.(a)	29,706
1,058	Ruddick Corp.	29,973

		255,197

FOOD PRODUCTS - 1.8%
6,758	Cresud S.A.C.I.F.y.A. - ADR	134,349
608	Diamond Foods, Inc.	10,153
703	J&J Snack Foods Corp.	27,902
8,165	M&F Worldwide Corp.(a)	316,394
57	Seaboard Corp.	122,550

		611,348

GAS UTILITIES - 0.2%
720	Northwest Natural Gas Co.	31,875
1,016	WGL Holdings, Inc.	32,024

		63,899

HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
472	Angiodynamics, Inc.(a)	11,328
814	Arthrocare Corp.(a)	29,589
4,377	Candela Corp.(a)	49,854
331	Conmed Corp.(a)	9,056
1,415	Cyberonics, Inc.(a)	28,979
1,304	Foxhollow Technologies, Inc.(a)	29,157
201	Haemonetics Corp.(a)	9,045
341	Immucor, Inc.(a)	10,141
1,117	Matthews International Corp.	44,691
2,645	Neurometrix, Inc.(a)	30,100
2,402	SonoSite, Inc.(a)	72,252
13,252	Trinity Biotech Plc - ADR(a)	134,243
529	Varian, Inc.(a)	28,794
295	Viasys Healthcare, Inc.(a)	9,124
1,753	Vital Signs, Inc.	92,699
1,037	West Pharmaceutical Services, Inc.	46,935
5,486	Zoll Medical Corp.(a)	152,566

		788,553

HEALTH CARE PROVIDERS & SERVICES - 2.2%
1,436	AMERIGROUP Corp.(a)	47,503
2,887	Computer Programs & Systems, Inc.	83,088
9,556	Corvel Corp.(a)	287,827
2,385	Gentiva Health Services, Inc.(a)	47,080
1,107	Healthways, Inc.(a)	48,143
787	Inventiv Health, Inc.(a)	28,702
286	Kindred Healthcare, Inc.(a)	9,415
215	Magellan Health Services, Inc.(a)	8,989
1,453	Molina Healthcare, Inc.(a)	45,275
925	MWI Veterinary Supply, Inc.(a)	$28,703
525	National Healthcare Corp.	28,760
1,384	PSS World Medical, Inc.(a)	28,704
3,045	Sun Healthcare Group, Inc.(a)	40,042

		732,231

HOTELS RESTAURANTS & LEISURE - 1.1%
1,044	AFC Enterprises, Inc.(a)	17,946
1,092	Ambassadors Group, Inc.	32,433
357	Applebee’s International, Inc.	9,125
874	BJ’s Restaurants, Inc.(a)	17,812
611	CBRL Group, Inc.	28,509
297	Chipotle Mexican Grill, Inc.(a)	17,817
552	CKE Restaurants, Inc.	10,665
3,126	Dover Downs Gaming & Entertainment, Inc.	38,169
133	Jack in the Box, Inc.(a)	9,089
1,286	Monarch Casino & Resort, Inc.(a)	33,462
3,692	O’Charleys, Inc.(a)	77,421
313	Papa John’s International, Inc.(a)	9,243
1,627	Shuffle Master, Inc.(a)	34,606
1,727	Sonic Corp.(a)	37,424

		373,721

HOUSEHOLD DURABLES - 2.0%
362	American Greetings Corp. - Class A	8,478
978	Avatar Holdings, Inc.(a)	70,475
4,118	Brookfield Homes Corp.	146,189
2,003	Furniture Brands International, Inc.	32,128
2,310	La-Z-Boy, Inc.	31,786
2,287	Lifetime Brands, Inc.	44,253
3,327	Meritage Homes Corp.(a)	128,921
2,591	Tempur-Pedic International, Inc.	64,490
5,909	Tupperware Corp.	138,330

		665,050

HOUSEHOLD PRODUCTS - 0.1%
662	Central Garden and Pet Co.(a)	9,235
1,010	WD-40 Co.	32,219

		41,454

INDUSTRIAL CONGLOMERATES - 0.2%
2,745	Raven Industries, Inc.	79,358

INSURANCE - 1.4%
1,042	Clark, Inc.	17,902
1,114	Commerce Group, Inc.	31,939
732	Delphi Financial Group, Inc. - Class A	28,760
878	EMC Insurance Group, Inc.	23,934
831	Harleysville Group, Inc.	27,016
1,430	Horace Mann Educators Corp.	28,943
855	Infinity Property & Casualty Corp.	39,484
3,067	Meadowbrook Insurance Group, Inc.(a)	32,296

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  24

Evolution Small Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
2,811	Ohio Casualty Corp.	$83,824
3,334	Selective Insurance Group, Inc.	81,483
702	Triad Guaranty, Inc.(a)	31,913
628	Zenith National Insurance Corp.	30,238

		457,732

INTERNET & CATALOG RETAIL - 0.9%
2,438	1-800-FLOWERS.COM, Inc.(a)	17,822
856	Priceline.com, Inc.(a)	44,863
9,163	Systemax, Inc.(a)	243,277

		305,962

INTERNET SOFTWARE & SERVICES - 2.3%
337	Bankrate, Inc.(a)	13,679
20,150	China Finance Online Co. - ADR(a)	131,579
252	Digital River, Inc.(a)	13,958
81,111	Futuremedia Plc - ADR(a)	132,211
21,841	Hurray Holdings Co. Ltd. - ADR(a)	136,506
23,461	Iona Technologies Plc - ADR(a)	138,185
596	j2 Global Communications, Inc.(a)	14,328
1,678	RealNetworks, Inc.(a)	13,693
599	Sohu.com, Inc.(a)	13,813
1,608	Travelzoo, Inc.(a)	54,045
6,208	United Online, Inc.	81,635
300	WebEx Communications, Inc.(a)	13,029
637	Websense, Inc.(a)	14,498

		771,159

IT SERVICES - 1.2%
5,495	eFunds Corp.(a)	137,979
6,505	Gartner, Inc.(a)	137,646
1,246	Mantech International Corp. - Class A(a)	42,925
3,132	Startek, Inc.	32,040
2,820	SYKES Enterprises, Inc.(a)	45,233

		395,823

LEISURE EQUIPMENT & PRODUCTS - 1.3%
1,045	Callaway Golf Co.	15,779
3,327	Jakks Pacific, Inc.(a)	81,545
6,561	K2, Inc.(a)	76,764
2,252	Oakley, Inc.	47,247
1,741	Polaris Industries, Inc.	83,376
2,938	RC2 Corp.(a)	116,110

		420,821

MACHINERY - 4.6%
601	American Railcar Industries, Inc.	18,415
4,388	American Science & Engineering, Inc.(a)	224,490
12,495	ASV, Inc.(a)	194,922
3,645	Barnes Group, Inc.	81,393
2,415	Basin Water Inc.(a)	18,934
1,611	Cascade Corp.	91,295
6,197	Clarcor, Inc.	192,045
3,841	Freightcar America, Inc.	190,283
1,704	Gehl Co.(a)	43,214
1,646	The Gorman-Rupp Co.	47,405
2,178	Kaydon Corp.	$94,460
432	Middleby Corp.(a)	47,641
2,748	Mueller Industries, Inc.	81,890
2,632	Nordson Corp.	128,389
267	Robbins & Myers, Inc.	10,458
1,454	Tennant Co.	44,754
682	Watts Water Technologies, Inc. - Class A	25,684

		1,535,672

MEDIA - 1.4%
740	Arbitron, Inc.	33,159
1,345	CKX Inc.(a)	17,700
1,274	Emmis Communications Corp.	10,472
1,124	Entercom Communications Corp.	32,135
1,336	Lee Enterprises, Inc.	42,565
1,074	Media General, Inc. - Class A	44,077
12,512	Sinclair Broadcast Group, Inc.	178,797
11,487	Tivo, Inc.(a)	67,429
2,006	World Wrestling Entertainment, Inc.	31,936

		458,270

METALS & MINING - 3.6%
857	AK Steel Holding Corp.(a)	19,822
1,866	Century Aluminum Co.(a)	84,959
1,702	Chaparral Steel Co.	84,811
1,456	Cleveland-Cliffs, Inc.	82,118
5,933	Metal Management, Inc.	237,557
4,819	Oregon Steel Mills, Inc.(a)	304,802
2,089	Quanex Corp.	81,659
2,268	Schnitzer Steel Industries, Inc. - Class A	85,118
9,286	USEC, Inc.(a)	131,676
3,088	Wheeling-Pittsburgh Corp.(a)	76,428

		1,188,950

MULTI-UTILITIES - 0.1%
1,152	Avista Corp.	26,957

OIL, GAS & CONSUMABLE FUELS - 2.5%
955	ATP Oil & Gas Corp.(a)	39,346
1,459	Berry Petroleum Co. - Class A	44,179
3,482	Markwest Hydrocarbon, Inc.	218,182
1,194	Penn Virginia Corp.	83,198
960	Petroleum Development Corp.(a)	50,275
2,192	Swift Energy Co.(a)	85,137
6,220	Ultrapar Participacoes S A - ADR	152,888
4,069	Whiting Petroleum Corp.(a)	157,511

		830,716

PAPER & FOREST PRODUCTS - 0.1%
627	Deltic Timber Corp.	32,491

See notes to the financial statements.

25  DIREXION EVOLUTION MANAGED FUNDS

Evolution Small Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
PERSONAL PRODUCTS - 1.6%
885	Chattem, Inc.(a)	$47,233
1,791	Mannatech, Inc.	26,578
8,456	NBTY, Inc.(a)	411,638
948	USANA Health Sciences, Inc.(a)	55,050

		540,499

PHARMACEUTICALS - 0.1%
545	Perrigo Co.	9,102
2,407	Pozen, Inc.(a)	37,862

		46,964

RADIO BROADCASTING STATIONS - 0.4%
12,842	Grupo Radio Centro S A De C V - ADR	131,759

REAL ESTATE INVESTMENT TRUSTS - 3.3%
93	Alexander’s, Inc.(a)	38,060
318	Alexandria Real Estate Equities, Inc.	33,450
824	American Home Mortgage Investment Corp.	22,536
907	Arbor Realty Trust, Inc.	27,927
1,452	Ashford Hospitality Trust, Inc.	18,005
1,677	Capital Lease Funding, Inc.	17,793
576	Capital Trust, Inc. - Class A	26,496
929	Cousins Properties, Inc.	31,902
713	Equity Lifestyle Properties, Inc.	40,106
1,192	Equity One, Inc.	31,970
1,644	Franklin Street Properties Corp.	31,565
5,138	Gramercy Cap Corp.	165,238
1,317	National Retail Properties, Inc.	31,845
4,187	Nationwide Health Properties, Inc.	138,506
667	Post Properties, Inc.	32,096
4,013	RAIT Investment Trust	134,235
1,566	Saul Centers, Inc.	89,732
5,600	Senior Housing Properties Trust	134,064
565	Sovran Self Storage, Inc.	32,894

		1,078,420

ROAD & RAIL - 0.4%
2,436	Old Dominion Freight Line, Inc.(a)	75,784
2,234	Werner Enterprises, Inc.	43,071

		118,855

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 4.2%
2,748	Advanced Analogic Technologies(a)	17,834
6,448	Asyst Technologies, Inc.(a)	45,523
5,612	Brooks Automation, Inc.(a)	87,154
39,980	Credence Systems Corp.(a)	181,509
2,200	Cymer, Inc.(a)	91,432
3,269	Diodes, Inc.(a)	122,718
661	Formfactor, Inc.(a)	28,258
2,559	Hittite Microwave Corp.(a)	107,324
475	Intevac, Inc.(a)	12,953
3,552	MKS Instruments, Inc.(a)	85,674
15,865	O2Micro International Ltd. - ADR(a)	$131,362
1,072	Omnivision Technologies, Inc.(a)	13,893
90,336	Pixelplus Co Ltd - ADR(a)	130,987
6,988	Semitool, Inc.(a)	90,914
1,513	Silicon Image, Inc.(a)	13,330
11,593	Skyworks Solutions, Inc.(a)	76,514
2,293	Supertex, Inc.(a)	94,128
337	Tessera Technologies, Inc.(a)	13,622
945	Varian Semiconductor Equipment Associates, Inc.(a)	45,162

		1,390,291

SOFTWARE - 2.7%
500	Advent Software, Inc.(a)	18,100
6,507	Altiris, Inc.(a)	211,738
434	Ansoft Corp.(a)	13,450
614	Ansys, Inc.(a)	31,326
1,492	Aspen Technology, Inc.(a)	17,904
609	Blackbaud, Inc.	13,934
21,011	Gravity Co. Ltd. - ADR(a)	134,470
1,594	InterVoice, Inc.(a)	10,233
15,960	Kongzhong Corp. - ADR(a)	132,308
354	MicroStrategy, Inc.(a)	44,629
28,374	Ninetowns Digital World Trade Holdings Ltd. - ADR(a)	133,642
1,525	Quality Systems, Inc.	62,418
367	Sybase, Inc.(a)	9,171
1,468	Ultimate Software Group, Inc.(a)	39,108
766	VASCO Data Security International, Inc.(a)	13,474

		885,905

SPECIALTY RETAIL - 3.1%
978	Aaron Rents, Inc.	26,758
4,868	AC Moore Arts & Crafts, Inc.(a)	95,315
1,291	Aeropostale, Inc.(a)	47,302
7,146	Blockbuster, Inc.(a)	47,449
3,232	The Buckle, Inc.	111,439
3,343	Cabela’s, Inc.(a)	83,107
801	Cache, Inc.(a)	18,015
413	The Cato Corp.	9,028
310	Charlotte Russe Holding, Inc.(a)	9,049
850	Finish Line	10,804
590	Guess?, Inc.	48,073
7,481	HOT Topic, Inc.(a)	79,748
2,789	Men’s Wearhouse, Inc.	123,497
811	The Pantry, Inc.(a)	38,239
2,956	Regis Corp.	124,389
5,446	Sonic Automotive, Inc.	160,112

		1,032,324

TEXTILES, APPAREL & LUXURY GOODS - 2.6%
2,592	Brown Shoe Company, Inc.	132,970
1,143	Cherokee, Inc.	50,063
520	Columbia Sportswear Co.	33,056
534	Deckers Outdoor Corp.(a)	34,817
5,588	K-Swiss, Inc. - Class A	157,526

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  26

Evolution Small Cap Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value
5,708	Movado Group, Inc.	$168,443
858	Phillips-Van Heusen Corp.	47,053
957	Steven Madden Ltd.	28,289
1,667	Stride Rite Corp.	26,922
3,019	Timberland Co.(a)	81,875
222	UniFirst Corp.	9,262
3,970	Wolverine World Wide, Inc.	110,167

		880,443

THRIFTS & MORTGAGE FINANCE - 0.9%
1,399	BankAtlantic Bancorp, Inc.	17,851
812	Clayton Holdings, Inc.(a)	18,010
1,361	Corus Bankshares, Inc.	25,260
1,269	Downey Financial Corp.	83,170
1,445	FirstFed Financial Corp.(a)	82,654
2,236	Ocwen Financial Corp.(a)	26,005
2,998	Westfield Financial Inc.	31,689

		284,639

TOBACCO - 0.8%
23,439	Alliance One International, Inc.(a)	197,122
1,590	Universal Corp.	83,745

		280,867

TRADING COMPANIES & DISTRIBUTORS - 0.1%
1,182	Applied Industrial Technologies, Inc.	28,356

TRANSPORTATION INFRASTRUCTURE - 0.1%
1,313	Interpool, Inc.	32,037

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
28,805	Linktone Ltd. - ADR(a)	136,248

	TOTAL COMMON STOCKS (Cost $27,249,891)	$27,913,162

INVESTMENT COMPANIES - 10.5%
18,791	iShares Russell Microcap Index Fund	$1,101,528
1,428	iShares S&P SmallCap 600 Growth Index Fund	186,011
14,424	iShares S&P SmallCap 600 Value Index Fund	1,097,665
16,940	WisdomTree International SmallCap Dividend Fund	1,101,778

	TOTAL INVESTMENT COMPANIES (Cost $3,435,889)	$3,486,982

SHORT TERM INVESTMENTS - 0.9%
MONEY MARKET FUNDS - 0.3%

104,902	Fidelity Institutional Money Market Portfolio	$104,902

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
$200,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $304,902)	$304,902

	TOTAL INVESTMENTS (Cost $30,990,682) - 95.2%	$31,705,046
	Other Assets in Excess of Liabilities—4.8%	1,581,124

	TOTAL NET ASSETS - 100.0%	$33,286,170

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.

See notes to the financial statements.

27  DIREXION EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 74.4%
AEROSPACE & DEFENSE - 1.3%
11,101	Applied Signal Technology, Inc.	$178,948
10,519	Goodrich Corp.	515,957
2,490	Northrop Grumman Corp.	178,907

		873,812

AIR FREIGHT & LOGISTICS - 1.2%
11,790	United Parcel Service, Inc. - Class B	827,540

AUTO COMPONENTS - 1.2%
18,229	Gentex Corp.	304,606
20,479	Modine Manufacturing Co.	505,217

		809,823

BEVERAGES - 1.9%
10,289	Anheuser-Busch Companies, Inc.	504,984
23,755	PepsiAmericas, Inc.	506,219
4,806	PepsiCo, Inc.	303,499

		1,314,702

BUILDING PRODUCTS - 0.6%
13,859	Masco Corp.	413,691

CAPITAL MARKETS - 0.7%
7,285	Jefferies Group, Inc.	197,059
6,248	Nuveen Investments, Inc.	304,215

		501,274

CHEMICALS - 3.7%
8,438	A. Schulman, Inc.	177,958
6,953	The Dow Chemical Co.	304,541
17,204	Ferro Corp.	364,725
6,711	Lubrizol Corp.	348,972
20,540	Olin Corp.	355,342
1,692	PPG Industries, Inc.	112,095
17,422	Rohm & Haas Co.	920,927

		2,584,560

COMMERCIAL BANKS - 5.8%
1,470	Bank of Hawaii Corp.	76,028
4,724	Central Pacific Financial Corp.	178,048
1,023	City National Corp.	73,840
3,803	Comerica, Inc.	229,663
8,344	Community Bank System, Inc.	178,478
4,698	Compass Bancshares, Inc.	324,209
1,304	Huntington Bancshares, Inc.	30,188
1,354	Independent Bank Corp.	30,221
3,286	M&T Bank Corp.	394,057
1,571	Marshall & Ilsley Corp.	74,670
7,479	Mercantile Bankshares Corp.	352,111
8,670	National City Corp.	328,159
12,190	PNC Financial Services Group	893,649
7,346	Susquehanna Bancshares, Inc.	178,214
6,627	Umpqua Holdings Corp.	178,995
8,516	Westamerica Bancorporation	$418,136
881	Zions Bancorporation	75,220

		4,013,886

COMMERCIAL SERVICES & SUPPLIES - 2.4%
7,566	ABM Industries, Inc.	199,061
5,091	H&R Block, Inc.	110,882
5,862	Kelly Services, Inc. - Class A	180,374
6,580	Pitney Bowes, Inc.	313,932
18,401	RR Donnelley & Sons Co.	665,748
5,932	Waste Management, Inc.	201,985

		1,671,982

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
7,148	Alltel Corp.	433,097
8,791	AT&T, Inc.	323,509
18,235	CT Communications, Inc.	429,799

		1,186,405

ELECTRIC UTILITIES - 1.7%
19,368	Centerpoint Energy, Inc.	345,525
1,602	DTE Energy Co.	74,173
1,600	PG&E Corp.	74,272
5,589	The Southern Co.	200,086
7,458	TXU Corp.	493,347

		1,187,403

ELECTRICAL EQUIPMENT - 0.3%
4,129	Hubbell, Inc.	199,431

FOOD PRODUCTS - 3.4%
14,101	ConAgra Foods, Inc.	355,768
8,943	General Mills, Inc.	504,028
17,152	The Hershey Co.	906,998
3,581	The J.M. Smucker Co.	177,618
6,609	Sara Lee Corp.	108,784
6,078	Wm. Wrigley Jr. Co.	302,684

		2,355,880

HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
1,263	Hillenbrand Industries, Inc.	75,527
11,282	Meridian Bioscience, Inc.	303,035
7,376	Mine Safety Appliances Co.	299,834

		678,396

HOTELS RESTAURANTS & LEISURE - 0.6%
3,875	Harrah’s Entertainment, Inc.	327,399
3,432	Wendy’s International, Inc.	110,133

		437,532

HOUSEHOLD DURABLES - 5.1%
12,129	The Black & Decker Corp.	1,022,111
4,033	Fortune Brands, Inc.	324,253
13,055	Furniture Brands International, Inc.	209,402
6,469	KB Home	320,862
21,217	Leggett & Platt, Inc.	505,389
6,257	MDC Holdings, Inc.	319,483

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  28

Evolution Total Return Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

14,252	The Stanley Works	$791,984
333	Whirlpool Corp.	29,374

		3,522,858

HOUSEHOLD PRODUCTS - 0.5%
5,081	Kimberly-Clark Corp.	346,067

INDUSTRIAL CONGLOMERATES - 2.0%
13,966	3M Co.	1,034,601
4,825	Teleflex, Inc.	322,889

		1,357,490

INSURANCE - 4.8%
500	The Allstate Corp.	30,030
10,144	Chubb Corp.	517,851
4,893	Cincinnati Financial Corp.	211,475
10,454	Horace Mann Educators Corp.	211,589
8,037	Old Republic International Corp.	179,386
8,670	Presidential Life Corp.	177,041
687	Protective Life Corp.	30,510
453	Safeco Corp.	30,224
663	Safety Insurance Group, Inc.	28,158
4,394	Stewart Information Services Corp.	178,396
3,534	Travelers Companies, Inc.	179,386
16,559	Unitrin, Inc.	757,740
2,517	XL Capital Ltd(a)	178,707
12,674	Zenith National Insurance Corp.	610,253

		3,320,746

INTERNET SOFTWARE & SERVICES - 0.2%
8,289	United Online, Inc.	109,000

IT SERVICES - 1.4%
19,838	Paychex, Inc.	806,018
17,502	Startek, Inc.	179,045

		985,063

LEISURE EQUIPMENT & PRODUCTS - 1.1%
12,353	Hasbro, Inc.	349,466
9,228	Polaris Industries, Inc.	441,929

		791,395

MACHINERY - 1.8%
4,980	Caterpillar, Inc.	320,812
3,233	Harsco Corp.	277,391
3,933	Illinois Tool Works, Inc.	203,336
5,369	Ingersoll-Rand Company Ltd. - Class A(a)	232,531
7,420	Timken Co.	212,064

		1,246,134

MANUFACTURING - 1.3%
14,246	The Procter & Gamble Co.	904,479

MEDIA - 3.1%
32,878	Belo Corp.	$612,846
20,140	CBS Corp. - Class B	611,249
3,752	Entercom Communications Corp.	107,270
1,810	Gannett Co., Inc.	110,880
15,826	Lee Enterprises, Inc.	504,216
3,725	Tribune Co.	111,862
16,100	Westwood One, Inc.	109,963

		2,168,286

METALS & MINING - 1.6%
10,908	Freeport-McMoRan Copper & Gold, Inc.	626,229
8,421	Nucor Corp.	512,586

		1,138,815

MULTILINE RETAIL - 0.2%
6,648	Tuesday Morning Corp.	104,639

MULTI-UTILITIES - 0.8%
6,610	Constellation Energy Group, Inc.	520,009

OIL, GAS & CONSUMABLE FUELS - 4.2%
4,645	ConocoPhillips	303,876
11,737	Marathon Oil Corp.	1,065,016
9,051	Occidental Petroleum Corp.	417,975
18,928	Overseas Shipholding Group, Inc.	1,146,658

		2,933,525

PAPER & FOREST PRODUCTS - 1.0%
8,721	Louisiana-Pacific Corp.	180,001
7,346	Schweitzer-Mauduit International, Inc.	175,276
3,885	Weyerhaeuser Co.	333,605

		688,882

PERSONAL PRODUCTS - 0.8%
18,492	Alberto-Culver Co.	409,598
7,256	Mannatech, Inc.	107,679

		517,277

PHARMACEUTICALS - 1.9%
6,581	Abbott Laboratories	359,454
36,997	Pfizer, Inc.	923,445

		1,282,899

REAL ESTATE INVESTMENT TRUSTS - 8.2%
4,144	Boston Properties, Inc.	497,695
6,545	Developers Diversified Realty Corp.	429,090
6,455	Entertainment Properties Trust	422,803
14,526	Kimco Realty Corp.	730,077
15,806	LTC Properties, Inc.	408,743
17,646	National Retail Properties, Inc.	426,680
2,964	Public Storage, Inc.	300,164
5,014	Regency Centers Corp.	429,900

See notes to the financial statements.

29  DIREXION EVOLUTION MANAGED FUNDS

Evolution Total Return Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

48,866	Senior Housing Properties Trust	$1,169,852
16,463	Weingarten Realty Investors	813,931

		5,628,935

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.5%
30,882	Intel Corp.	613,008
21,466	Linear Technology Corp.	712,457
11,649	Microchip Technology, Inc.	414,704

		1,740,169

SPECIALTY RETAIL - 0.3%
7,087	Limited Brands, Inc.	196,168

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
949	VF Corp.	75,740

THRIFTS & MORTGAGE FINANCE - 1.1%
12,705	First Niagara Financial Group, Inc.	180,411
20,652	Fremont General Corp.	181,738
12,189	IndyMac Bancorp, Inc.	418,448

		780,597

TOBACCO - 2.4%
8,030	Altria Group, Inc.	676,768
7,095	Reynolds American, Inc.	433,150
9,110	UST, Inc.	528,927

		1,638,845

TRADING COMPANIES & DISTRIBUTORS - 0.5%
6,412	Watsco, Inc.	322,972

	TOTAL COMMON STOCKS (Cost $50,374,369)	$51,377,307

INVESTMENT COMPANIES - 24.5%
26,893	iShares Cohen & Steers Realty Majors Index Fund	$2,883,736
8,055	iShares DJ Select Dividend Index Fund	571,824
21,721	iShares Dow Jones US Utilities Sector Index Fund	2,035,040
45,967	iShares Lehman 1-3 Year Treasury Bond Fund	3,694,368
17,192	iShares Lehman 7-10 Year Treasury Bond Fund	$1,435,188
15,997	iShares Lehman 20+ Year Treasury Bond Fund	1,441,970
12,216	iShares Lehman Aggregate Bond Fund	1,231,984
20,785	iShares Lehman Treasury Inflation Protected Securities Fund	2,099,077
57,594	PowerShares High Yield Equity Dividend Achievers Portfolio	915,169
34,603	PowerShares International Dividend Achievers Portfolio	645,692

	TOTAL INVESTMENT COMPANIES (Cost $16,283,376)	$16,954,048

SHORT TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.3%
212,443	Fidelity Institutional Money Market Portfolio	$212,443

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
$200,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $412,443)	$412,443

	TOTAL INVESTMENTS (Cost $67,070,188) - 99.5%	$68,743,798
	Other Assets in Excess of Liabilities—0.5%	360,320

	TOTAL NET ASSETS - 100.0%	$69,104,118

Percentages are stated as a percent of net assets.

(a)	Foreign security.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  30

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$55,718,936	$113,526,086
Cash	—	51,796
Receivable for Fund shares sold	30,896	221,764
Receivable for investments sold	1,748,866	18,581,061
Dividends and interest receivable	8,267	73,156
Other assets	19,100	50,739

Total Assets	57,526,065	132,504,602

Liabilities:
Payable for investments purchased	7,295,437	18,924,467
Payable for Fund shares redeemed	411,644	58,367
Payable to custodian	4,809	—
Accrued distribution expenses	9,781	23,106
Accrued advisory expense	36,791	89,903
Accrued expenses and other liabilities	37,625	60,751

Total Liabilities	7,796,087	19,156,594

Net Assets	$49,729,978	$113,348,008

Net Assets Consist Of:
Capital stock	$51,851,300	$106,301,376
Accumulated undistributed net investment income (loss)	174,933	(85,586)
Accumulated undistributed net realized gain (loss)	(2,978,832)	4,879,650
Net unrealized appreciation (depreciation)	682,577	2,252,568

Total Net Assets	$49,729,978	$113,348,008

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$49,729,978	$113,348,008
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	2,875,954	4,763,284
Net asset value, redemption price and offering price per share	$17.29	$23.80

Cost of Investments	$55,036,359	$111,273,518

See notes to the financial statements.

31  DIREXION EVOLUTION MANAGED FUNDS

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Assets:
Investments, at market value (Note 2)	$58,411,568	$31,705,046	$68,743,798
Cash	22,980	763	2,881
Receivable for Fund shares sold	26,058	58,476	53,071
Receivable for investments sold	7,525,484	4,171,764	6,653,847
Dividends and interest receivable	87,815	20,025	135,866
Other assets	30,464	29,067	31,042

Total Assets	66,104,369	35,985,141	75,620,505

Liabilities:
Payable for investments purchased	8,227,526	2,619,825	6,268,192
Payable for Fund shares redeemed	50,828	16,638	135,757
Accrued distribution expenses	11,450	6,643	13,665
Accrued advisory expense	44,750	20,450	54,813
Accrued expenses and other liabilities	40,189	35,415	43,960

Total Liabilities	8,374,743	2,698,971	6,516,387

Net Assets	$57,729,626	$33,286,170	$69,104,118

Net Assets Consist Of:
Capital stock	$55,885,900	$34,525,902	$64,812,093
Accumulated undistributed net investment income (loss)	(15,289)	(110,736)	79,222
Accumulated undistributed net realized gain (loss)	594,130	(1,843,360)	2,539,193
Net unrealized appreciation (depreciation)	1,264,885	714,364	1,673,610

Total Net Assets	$57,729,626	$33,286,170	$69,104,118

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$57,729,626	$33,286,170	$69,104,118
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,762,892	1,695,816	3,181,396
Net asset value, redemption price and offering price per share	$20.89	$19.63	$21.72

Cost of Investments	$57,146,683	$30,990,682	$67,070,188

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  32

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $5,908, respectively)	$1,069,983	$943,554
Interest income	213,726	143,611

Total investment income	1,283,709	1,087,165

Expenses:
Investment advisory fees	235,681	573,286
Distribution expenses	58,920	143,322
Administration fees	10,880	24,997
Shareholder servicing fees	45,166	102,869
Fund accounting fees	14,601	23,590
Custody fees	7,167	14,741
Federal and state registration	7,665	8,373
Professional fees	15,175	18,194
Reports to shareholders	6,589	7,140
Directors’ fees and expenses	1,871	3,538
Other	4,201	5,946

Total expenses before reimbursement/recoupment	407,916	925,996
Plus: Recoupment of expenses from Adviser	4,526	—

Total expenses	412,442	925,996

Net investment income (loss)	871,267	161,169

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	264,340	12,354,694
Short positions	—	11
Swaps	(40,599)	—
Futures	(2,531)	—

	221,210	12,354,705

Change in unrealized appreciation (depreciation) on:
Investments	(124,940)	(1,871,737)

Net realized and unrealized gain (loss) on investments	96,270	10,482,968

Net increase (decrease) in net assets resulting from operations	$967,537	$10,644,137

See notes to the financial statements.

33  DIREXION EVOLUTION MANAGED FUNDS

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $3,722, $1,356 and $0, respectively)	$521,445	$165,824	$1,072,696
Interest income	64,339	80,573	28,610

Total investment income	585,784	246,397	1,101,306

Expenses:
Investment advisory fees	279,521	204,474	325,745
Distribution expenses	69,880	51,118	81,436
Administration fees	13,314	10,042	14,452
Shareholder servicing fees	52,471	41,345	60,643
Fund accounting fees	18,548	18,316	17,589
Custody fees	7,637	6,150	8,778
Federal and state registration	9,011	9,053	9,387
Professional fees	13,320	13,123	13,225
Reports to shareholders	3,582	3,418	3,417
Directors’ fees and expenses	1,324	1,323	1,347
Other	4,183	4,067	4,252

Total expenses before reimbursement/recoupment	472,791	362,429	540,271
Less: (Reimbursement) recoupment of expenses from Adviser	16,167	(4,600)	17,157

Total expenses	488,958	357,829	557,428

Net investment income (loss)	96,826	(111,432)	543,878

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	4,767,065	5,039,327	4,662,799
Swaps	—	—	(17,320)

	4,767,065	5,039,327	4,645,479
Change in unrealized appreciation (depreciation) on:
Investments	(610,368)	(944,120)	(1,006,420)

Net realized and unrealized gain (loss) on investments	4,156,697	4,095,207	3,639,059

Net increase (decrease) in net assets resulting from operations	$4,253,523	$3,983,775	$4,182,937

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  34

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$871,267	$960,621	$161,169	$664,520
Net realized gain (loss) on investments	221,210	(1,291,858)	12,354,705	(2,037,971)
Capital gain distributions from regulated investment companies	—	1,355	—	—
Change in net unrealized appreciation (depreciation) on investments	(124,940)	606,322	(1,871,737)	3,182,113

Net increase (decrease) in net assets resulting from operations	967,537	276,440	10,644,137	1,808,662

Distributions to shareholders - Investor Class:
Net investment income	(1,349,328)	(846,574)	(905,688)	—
Net realized gains	—	—	(4,468,840)	(1,478,085)

Total distributions	(1,349,328)	(846,574)	(5,374,528)	(1,478,085)

Capital share transactions - Investor Class:
Proceeds from shares sold	15,334,160	73,465,135	23,640,484	175,432,800
Proceeds from shares issued to holders in reinvestment of distributions	1,349,328	846,574	5,374,528	1,478,085
Cost of shares redeemed	(13,503,908)	(41,451,734)	(33,657,828)	(84,703,894)

Net increase (decrease) in net assets resulting from capital share transactions	3,179,580	32,859,975	(4,642,816)	92,206,991

Total increase (decrease) in net assets	2,797,789	32,289,841	626,793	92,537,568

Net assets:
Beginning of period	46,932,189	14,642,348	112,721,215	20,183,647

End of period	$49,729,978	$46,932,189	$113,348,008	$112,721,215

Accumulated undistributed net investment income (loss), end of period	$174,933	$652,994	$(85,586)	$658,933

See notes to the financial statements.

35  DIREXION EVOLUTION MANAGED FUNDS

Statements of Changes in Net Assets

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2007	January 31, 2006[1]	February 28, 2007	January 27, 2006[1]	February 28, 2007	January 26, 2006[1]
	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006

Operations:
Net investment income (loss)	$96,826	$277,979	$(111,432)	$116,444	$543,878	$445,364
Net realized gain (loss) on investments	4,767,065	(4,174,943)	5,039,327	(6,885,788)	4,645,479	(1,790,315)
Net unrealized appreciation (depreciation) on investments	(610,368)	1,875,253	(944,120)	1,658,484	(1,006,420)	2,680,030

Net increase (decrease) in net assets resulting from operations	4,253,523	(2,021,711)	3,983,775	(5,110,860)	4,182,937	1,335,079

Distributions to shareholders - Investor Class:
Net investment income	(388,086)	—	(112,647)	—	(605,044)	(161,966)
Net realized gains	—	—	—	—	(458,981)	—

Total distributions	(388,086)	—	(112,647)	—	(1,064,025)	(161,966)

Capital share transactions - Investor Class:
Proceeds from shares sold	14,005,367	67,610,937	9,916,273	67,579,194	27,198,726	65,876,675
Proceeds from shares issued to holders in reinvestment of distributions	388,086	—	112,647	—	1,064,025	161,966
Cost of shares redeemed	(14,727,443)	(11,391,047)	(34,408,823)	(8,673,389)	(20,796,526)	(8,692,773)

Net increase (decrease) in net assets resulting from capital share transactions	(333,990)	56,219,890	(24,379,903)	58,905,805	7,466,225	57,345,868

Total increase (decrease) in net assets	3,531,447	54,198,179	(20,508,775)	53,794,945	10,585,137	58,518,981

Net assets:
Beginning of period	54,198,179	—	53,794,945	—	58,518,981	—

End of period	$57,729,626	$54,198,179	$33,286,170	$53,794,945	$69,104,118	$58,518,981

Accumulated undistributed net investment income (loss), end of period	$(15,289)	$275,971	$(110,736)	$113,343	$79,222	$140,388

1 Commencement of operations.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  36

Financial Highlights

	Evolution Managed Bond Fund				Evolution All-Cap Equity Fund
	Investor Class				Investor Class
	Six Months Ended				Six Months Ended
	February 28, 2007	Year Ended	Year Ended	April 1, 2004[1] to	February 28, 2007	Year Ended	Year Ended	April 1, 2004[1] to
	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004	(Unaudited)	August 31, 2006	August 31, 2005	August 31, 2004

Per share data:
Net asset value, beginning of period	$17.45	$18.20	$18.73	$20.00	$22.75	$21.24	$17.55	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.32	0.46 [8]	0.86 [8]	0.21 [8]	0.03	0.20	(0.23)	(0.09)
Net realized and unrealized gain (loss) on investments[6]	0.02	(0.70)	(0.41)	(1.48)	2.16	2.03	3.92	(2.36)

Total from investment operations	0.34	(0.24)	0.45	(1.27)	2.19	2.23	3.69	(2.45)

Less distributions:
Dividends from net investment income	(0.50)	(0.51)	(0.98)	—	(0.19)	—	—	—
Distributions from realized gains	—	—	—	—	(0.95)	(0.72)	—	—

Total distributions	(0.50)	(0.51)	(0.98)	—	(1.14)	(0.72)	—	—

Net asset value, end of period	$17.29	$17.45	$18.20	$18.73	$23.80	$22.75	$21.24	$17.55

Total return[7]	1.99%[2]	(1.26%)	2.41%	(6.35%)[2]	9.63%[2]	10.61%	21.03%	(12.25%)[2]
Supplemental data and ratios:
Net assets, end of period	$49,729,978	$46,932,189	$14,642,348	$15,964,859	$113,348,008	$112,721,215	$20,183,647	$12,808,094
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	1.73%[3]	1.81%	2.09%	2.19%[3]	1.62%[3]	1.67%	1.97%	2.34%[3]
After expense reimbursement/recoupment	1.75%[3]	1.79%[10]	2.00%	2.00%[3]	1.62%[3]	1.69%[10]	2.00%	2.00%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	—	1.86%	2.12%	2.46%[3]	—	—	—	—
After expense reimbursement/recoupment	—	1.84%	2.03%	2.27%[3]	—	—	—	—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	3.72%[3]	2.68%	4.54%	2.49%[3]	0.28%[3]	0.90%	(1.11%)	(1.55%)[3]
After expense reimbursement/recoupment	3.70%[3]	2.70%[9]	4.63%[9]	2.68%[3,9]	0.28%[3]	0.88%	(1.14%)	(1.21%)[3]
Portfolio turnover rate[5]	403%	1,156%	941%	536%	441%	1,119%	1,374%	558%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before dividends on short positions for the years ended August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were $ 0.47, $ 0.86 and $ 0.23, respectively for the Evolution Managed Bond Fund.

[9]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were 2.75%, 4.66% and 2.95%, respectively for the Evolution Managed Bond Fund.

[10]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00% for the Evolution Bond Fund and the Evolution All-Cap Equity Fund.

See notes to the financial statements.

37  DIREXION EVOLUTION MANAGED FUNDS

Financial Highlights

	Evolution Large Cap Fund		Evolution Small Cap Fund		Evolution Total Return Fund
	Investor Class		Investor Class		Investor Class
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2007	January 31, 2006[1]	February 28, 2007	January 27, 2006[1]	February 28, 2007	January 26, 2006[1]
	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006	(Unaudited)	to August 31, 2006

Per share data:
Net asset value, beginning of period	$19.48	$20.00	$18.12	$20.00	$20.65	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.04	0.14	(0.05)	0.06	0.18	0.22
Net realized and unrealized gain (loss) on investments[6]	1.51	(0.66)	1.63	(1.94)	1.23	0.49

Total from investment operations	1.55	(0.52)	1.58	(1.88)	1.41	0.71

Less distributions:
Dividends from net investment income	(0.14)	—	(0.07)	—	(0.20)	(0.06)
Distributions from realized gains	—	—	—	—	(0.14)	—

Total distributions	(0.14)	—	(0.07)	—	(0.34)	(0.06)

Net asset value, end of period	$20.89	$19.48	$19.63	$18.12	$21.72	$20.65

Total return[7]	7.91%[2]	(2.60%)[2]	8.65%[2]	(9.40%)[2]	6.88%[2]	3.57%[2]
Supplemental data and ratios:
Net assets, end of period	$57,729,626	$54,198,179	$33,286,170	$53,794,945	$69,104,118	$58,518,981
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment	1.69%[3]	1.84%[3]	1.77%[3]	1.84%[3]	1.66%[3]	1.82%[3]
After expense reimbursement/recoupment	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.71%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	0.40%[3]	1.09%[3]	(0.57%)[3]	0.41%[3]	1.72%[3]	1.81%[3]
After expense reimbursement/recoupment	0.34%[3]	1.18%[3]	(0.55%)[3]	0.50%[3]	1.67%[3]	1.88%[3]
Portfolio turnover rate[5]	460%	574%	423%	864%	373%	642%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION EVOLUTION MANAGED FUNDS  38

Direxion Evolution Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2007 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series in operation of which five are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Evolution Large Cap Fund commenced operations on January 31, 2006, the Evolution Small Cap Fund commenced operations on January 27, 2006 and the Evolution Total Return Fund commenced operations on January 26, 2006.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Large Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Small Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Total Return Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, “income generating securities”) or indirectly through securities that invest in or are a derivative of income generating securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

39  DIREXION EVOLUTION MANAGED FUNDS

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

DIREXION EVOLUTION MANAGED FUNDS  40

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Investor Class during the periods ended February 28, 2007 and August 31, 2006 were as follows:

	Evolution		Evolution
	Managed Bond Fund		All-Cap Equity Fund
	Six Months		Six Months
	Ended		Ended
	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006

Distributions paid from:
Ordinary Income	$1,349,328	$846,574	$5,049,794	$1,457,641
Long-term capital gain	—	—	324,734	20,444

Total distributions paid	$1,349,328	$846,574	$5,374,528	$1,478,085

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28,	Period Ended	February 28,	Period Ended	February 28,	Period Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006(1)	(Unaudited)	2006(2)	(Unaudited)	2006(3)

Distributions paid from:
Ordinary Income	$388,086	$—	$112,647	$—	$1,048,429	$161,966
Long-term capital gain	—	—	—	—	15,596	—

Total distributions paid	$388,086	$—	$112,647	$—	$1,064,025	$161,966

[1]	Commenced operations on January 31, 2006.

[2]	Commenced operations on January 27, 2006.

[3]	Commenced operations on January 26, 2006.

41  DIREXION EVOLUTION MANAGED FUNDS

As of August 31, 2006, the components of distributable earnings were as follows:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed Bond	All-Cap Equity	Large Cap	Small Cap	Total Return
	Fund	Fund	Fund	Fund	Fund

Cost basis of investments for federal income tax purposes	$46,763,357	$114,603,865	$52,087,854	$55,041,468	$56,847,362

Unrealized Appreciation	837,373	5,032,637	2,183,879	2,370,234	2,797,105
Unrealized Depreciation	(606,733)	(5,138,598)	(1,269,859)	(2,795,028)	(1,115,914)

Net unrealized appreciation/(depreciation)	230,640	(105,961)	914,020	(424,794)	1,681,191

Undistributed ordinary income/(loss)	652,994	1,805,352	275,971	112,586	137,735
Undistributed long-term gain/(loss)	—	324,033	—	—	—

Distributable earnings	652,994	2,129,385	275,971	112,586	137,735

Other accumulated gain/(loss)	(2,623,165)	(246,401)	(3,211,702)	(4,798,652)	(645,813)

Total accumulated gain/(loss)	$(1,739,531)	$1,777,023	$(2,021,711)	$(5,110,860)	$1,173,113

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from Real Estate Investment Trusts.

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the periods ended February 28, 2007 and August 31, 2006 were as follows:

	Evolution		Evolution
	Managed Bond Fund		All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006

Shares sold	884,997	4,251,534	986,405	7,525,345
Shares issued in reinvestment of distributions	78,729	49,004	225,064	66,882
Shares redeemed	(777,128)	(2,415,593)	(1,402,514)	(3,588,039)

Net increase (decrease) from capital share transactions	186,598	1,884,945	(191,045)	4,004,188

DIREXION EVOLUTION MANAGED FUNDS  42

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28,	Period Ended	February 28,	Period Ended	February 28,	Period Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006(1)	(Unaudited)	2006(2)	(Unaudited)	2006(3)

Shares sold	680,554	3,355,322	513,307	3,418,695	1,258,811	3,257,977
Shares issued in reinvestment of distributions	18,631	—	5,675	—	49,372	8,246
Shares redeemed	(717,942)	(573,673)	(1,791,370)	(450,491)	(960,980)	(432,030)

Net increase (decrease) from capital share transactions	(18,757)	2,781,649	(1,272,388)	2,968,204	347,203	2,834,193

[1]	Commenced operations on January 31, 2006.

[2]	Commenced operations on January 27, 2006.

[3]	Commenced operations on January 26, 2006.

4.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2007, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Purchases	Sales

Evolution Managed Bond Fund	$165,408,759	$165,331,294
Evolution All-Cap Equity Fund	497,442,832	500,079,737
Evolution Large Cap Fund	250,321,399	251,629,943
Evolution Small Cap Fund	166,696,922	186,058,208
Evolution Total Return Fund	248,795,013	242,006,389

There were no purchases or sales of long-term U.S. Government securities during the six months ended February 28, 2007.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2006, the following funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund	$768,727
Evolution All-Cap Equity Fund	—
Evolution Large Cap Fund	3,071,815
Evolution Small Cap Fund	4,636,660
Evolution Total Return Fund	593,845

At August 31, 2006, the following Funds had capital loss carryovers on a tax basis of:

Capital Loss
	Carryover	Expires

Evolution Managed Bond Fund	$(1,238,379)	8/31/2013
	(596,309)	8/31/2014
Evolution All-Cap Equity Fund	—
Evolution Large Cap Fund	—
Evolution Small Cap Fund	—
Evolution Total Return Fund	—

These amounts may be used to offset future capital gains.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets.

43  DIREXION EVOLUTION MANAGED FUNDS

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the six months ended February 28, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended February 28, 2007, the Adviser paid or recouped the following expenses:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed Bond	All-Cap Equity	Large Cap	Small Cap	Total Return
	Fund	Fund	Fund	Fund	Fund

Annual Adviser rate	1.00%	1.00%	1.00%	1.00%	1.00%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$—	$—	$—	$4,600	$—
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Adviser expense waiver recovery - 2007	$4,526	$—	$16,167	$—	$17,157

Recovering expenses subject to potential recovery expiring in:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed Bond	All-Cap Equity	Large Cap	Small Cap	Total Return
	Fund	Fund	Fund	Fund	Fund

2007	$6,507	$—	$—	$—	$—
2008	$12,784	$—	$—	$—	$—
2009	$7,084	$—	$5,129	$21,360	$—
2010	$—	$—	$—	$4,600	$—

Total	$26,375	$—	$5,129	$25,960	$—

Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2007. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUCEMENT

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”  (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. At this time, management is evaluating the implications

DIREXION EVOLUTION MANAGED FUNDS  44

of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

45  DIREXION EVOLUTION MANAGED FUNDS

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual report for the Direxion Funds covers the period from September 1st, 2006 through February 28th, 2007 (the “Semi-Annual Period”).

The Semi-Annual Period began in the midst of a sustained market rally which saw the Dow Jones Industrial Average (the “Dow”) and the Russell 2000 Index reach all time highs (12,795.85 and 830.01 respectively), and the S&P 500 Index reach multi-year highs (1,461.57). Several factors, most notably, the decision by the Federal Reserve to pause rate hikes, falling oil prices, strong corporate earnings, and the announcement of several large merger and acquisition (“M&A”) deals contributed to the overall bullish sentiment in the market. The U.S. equity markets continued their advance through year-end, posting positive returns for the 4th straight year, and would continue higher through January and into February.

However, on February 27th, the second to last day of the Semi-Annual Period, a sell off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. As a result of the decline, February was the only month in the Semi-Annual Period in which markets posted a negative return. Despite the sharp declines in February, the strength of the market led to positive index returns over the course of the Semi-Annual Period. On a total return basis, the S&P 500 Index finished the period up 8.93% while the Dow advanced 9.05%, and the NASDAQ 100 Index and Russell 2000 Index gained 11.79% and 10.77% respectively. Global markets, despite the presence of significant geopolitical risk, were positively impacted by a decline in oil prices, numerous mega-cap M&A deals and strong performances in emerging economies.

The Federal Reserve’s decision to stop increasing interest rates on August 8, 2006 led fixed income markets to rally, causing yields to tighten. The yield on the benchmark 10-Year Note at the beginning of the period was 4.73%, about 26 basis points lower than it was in mid-August. A flight to quality, in light of the global sell off in late February, pushed the 10-Year yield even lower, finishing the Semi-Annual Period 16 basis points lower at 4.57%.

The HCM Freedom Fund declined 6.46% during the period. Although we are not satisfied with the Fund’s semi-annual results, we are confident that our philosophy of risk management and investment strategies will continue to add value.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quotes. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 28, 2007

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

PSI Calendar Effects Fund

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual report for the Direxion Funds covers the period from September 1st, 2006 through February 28th, 2007 (the “Semi-Annual Period”).

The Semi-Annual Period began in the midst of a sustained market rally which saw the Dow Jones Industrial Average (the “Dow”) and the Russell 2000 Index reach all time highs (12,795.85 and 830.01 respectively), and the S&P 500 Index reach multi-year highs (1,461.57). Several factors, most notably, the decision by the Federal Reserve to pause rate hikes, falling oil prices, strong corporate earnings, and the announcement of several large merger and acquisition (“M&A”) deals contributed to the overall bullish sentiment in the market. The U.S. equity markets continued their advance through year-end, posting positive returns for the 4th straight year, and would continue higher through January and into February.

However, on February 27th, the second to last day of the Semi-Annual Period, a sell off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. As a result of the decline, February was the only month in the Semi-Annual Period in which markets posted a negative return. Despite the sharp declines in February, the strength of the market led to positive index returns over the course of the Semi-Annual Period. On a total return basis, the S&P 500 Index finished the period up 8.93% while the Dow advanced 9.05%, and the NASDAQ 100 Index and Russell 2000 Index gained 11.79% and 10.77% respectively. Global markets, despite the presence of significant geopolitical risk, were positively impacted by a decline in oil prices, numerous mega-cap M&A deals and strong performances in emerging economies.

The Federal Reserve’s decision to stop increasing interest rates on August 8, 2006 led fixed income markets to rally, causing yields to tighten. The yield on the benchmark 10-Year Note at the beginning of the period was 4.73%, about 26 basis points lower than it was in mid-August. A flight to quality, in light of the global sell off in late February, pushed the 10-Year yield even lower, finishing the Semi-Annual Period 16 basis points lower at 4.57%.

Several of the Direxion sub-advised funds produced measured gains over the course of the period.

Three new PSI funds were introduced in mid January, joining the PSI Calendar Effects Fund in the Direxion complex. For the period from the Funds’ inception through the end of February, the S&P 500 Index declined .09%, while the Russell 2000 Index gained 2.06% and the NASDAQ 100 Index declined 1.80%. Two of the three Funds achieved positive returns for the period, with the PSI Core Strength Fund and the PSI Total Return Fund both gaining 1.25%. The PSI Macro Trends Fund struggled, declining 2.85%. The PSI Calendar Effects Fund advanced 1.19% for the period.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

David Jajewski	Daniel O’Neill
Portfolio Strategies, Inc.	Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quotes. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 28, 2007

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

Spectrum High Yield Plus Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Semi-Annual report for the Direxion Funds covers the period from September 1st, 2006 through February 28th, 2007 (the “Semi-Annual Period”).

The Semi-Annual Period began in the midst of a sustained market rally which saw the Dow Jones Industrial Average (the “Dow”) and the Russell 2000 Index reach all time highs (12,795.85 and 830.01 respectively), and the S&P 500 Index reach multi-year highs (1,461.57). Several factors, most notably, the decision by the Federal Reserve to pause rate hikes, falling oil prices, strong corporate earnings, and the announcement of several large merger and acquisition (“M&A”) deals contributed to the overall bullish sentiment in the market. The U.S. equity markets continued their advance through year-end, posting positive returns for the 4th straight year, and would continue higher through January and into February.

However, on February 27th, the second to last day of the Semi-Annual Period, a sell off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. As a result of the decline, February was the only month in the Semi-Annual Period in which markets posted a negative return. Despite the sharp declines in February, the strength of the market led to positive index returns over the course of the Semi-Annual Period. On a total return basis, the S&P 500 Index finished the period up 8.93% while the Dow advanced 9.05%, and the NASDAQ 100 Index and Russell 2000 Index gained 11.79% and 10.77% respectively. Global markets, despite the presence of significant geopolitical risk, were positively impacted by a decline in oil prices, numerous mega-cap M&A deals and strong performances in emerging economies.

The Federal Reserve’s decision to stop increasing interest rates on August 8, 2006 led fixed income markets to rally, causing yields to tighten. The yield on the benchmark 10-Year Note at the beginning of the period was 4.73%, about 26 basis points lower than it was in mid-August. A flight to quality, in light of the global sell off in late February, pushed the 10-Year yield even lower, finishing the Semi-Annual Period 16 basis points lower at 4.57%.

Several of the Direxion sub-advised funds produced measured gains over the course of the period. The Spectrum High Yield Plus Fund was up 7.00%, while the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund were up 5.56% and 3.54%, respectively.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quotes. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: April 28, 2007

HCM Freedom Fund
Expense Example (Unaudited)
February 28, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 - February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2  DIREXION SEMI-ANNUAL REPORT

	HCM Freedom Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$935.40	$10.56
Hypothetical (5% return before expenses)	1,000.00	1,013.88	10.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

HCM Freedom Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in the graph is calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  3

HCM Freedom Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Principal
Amount		Value

SHORT TERM INVESTMENTS - 12.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
$4,200,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$4,200,000

Shares		Value

MONEY MARKET FUNDS - 0.9%
322,848	Fidelity Institutional Money Market Portfolio	$322,848

	TOTAL SHORT TERM INVESTMENTS (Cost $4,522,848)	$4,522,848

	Total Investments (Cost $4,522,848) - 12.2%	$4,522,848
	Other Assets in Excess of Liabilities - 87.8%	32,619,912

	TOTAL NET ASSETS - 100.0%	$37,142,760

Percentages are stated as a percent of net assets.

See notes to the financial statements.

4  DIREXION SEMI-ANNUAL REPORT

Statement of Assets and Liabilities (Unaudited)
February 28, 2007

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$4,522,848
Receivable for investments sold	32,796,372
Dividends and interest receivable	4,492
Other assets	20,098

Total Assets	37,343,810

Liabilities:
Payable for shares redeemed	87,522
Accrued investment advisory fees	30,362
Accrued distribution expenses	24,290
Accrued expenses and other liabilities	58,876

Total Liabilities	201,050

Net Assets	$37,142,760

Net Assets Consist Of:
Capital stock	$54,955,612
Accumulated undistributed net investment income (loss)	(600,771)
Accumulated undistributed net realized gain (loss)	(17,212,081)
Net unrealized appreciation (depreciation)	—

Total Net Assets	$37,142,760

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$37,142,760
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,303,777
Net asset value, redemption price and offering price per share	$16.12

Cost of Investments	$4,522,848

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  5

Statement of Operations (Unaudited)
Six Months Ended February 28, 2007

HCM Freedom
Fund

Investment income:
Dividend income	$33,949
Interest income	881,610

Total investment income	915,559

Expenses:
Investment advisory fees	238,844
Distribution expenses	191,075
Administration fees	11,460
Shareholder servicing fees	22,148
Fund accounting fees	14,375
Custody fees	6,824
Federal and state registration	6,616
Professional fees	16,986
Reports to shareholders	7,891
Directors’ fees and expenses	2,374
Other	6,372

Total expenses	524,965

Net investment income (loss)	390,594

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(2,324,691)
Futures	(6,103)
Swaps	(692,945)

(3,023,739)

Change in unrealized appreciation (depreciation) on:
Investments	—

—

Net realized and unrealized gain (loss) on investments	(3,023,739)

Net increase (decrease) in net assets resulting from operations	$(2,633,145)

See notes to the financial statements.

6  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations:
Net investment income	$390,594	$2,077,801
Net realized loss on investments	(3,023,739)	(5,889,998)
Change in net unrealized appreciation (depreciation) on investments	—	5,245

Net increase (decrease) in net assets resulting from operations	(2,633,145)	(3,806,952)

Distributions to shareholders — Service Class:
Net investment income	(2,590,426)	(804,864)
Net realized gains	—	—

Total distributions	(2,590,426)	(804,864)
Capital share transactions — Service Class:
Proceeds from shares sold	1,381,014	6,488,967
Proceeds from shares issued to holders in reinvestment of distributions	2,590,426	804,864
Cost of shares redeemed	(15,357,739)	(89,715,791)

Net increase (decrease) in net assets resulting from capital share transactions	(11,386,299)	(82,421,960)

Total increase (decrease) in net assets	(16,609,870)	(87,033,776)

Net assets:
Beginning of period	53,752,630	140,786,406

End of period	$37,142,760	$53,752,630

Accumulated undistributed net investment income (loss), end of period	$(600,771)	$1,599,061

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  7

Financial Highlights

	HCM Freedom Fund
	Service Class
	Six Months Ended	Year Ended	December 7, 2004[1]
	February 28, 2007	August 31,	to August 31,
	(Unaudited)	2006	2005

Per share data:
Net asset value, beginning of period	$18.11	$18.91	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.14	0.40	0.11
Net realized and unrealized gain (loss) on investments[6]	(1.25)	(1.08)	(1.20)

Total from investment operations	(1.11)	(0.68)	(1.09)

Less distributions:
Dividends from net investment income	(0.88)	(0.12)	—
Distributions from realized gains	—	—	—

Total distributions	(0.88)	(0.12)	—

Net asset value, end of period	$16.12	$18.11	$18.91

Total return[7]	(6.46%)[2]	(3.61%)	(5.45%)[2]
Supplemental data and ratios:
Net assets, end of period	$37,142,760	$53,752,630	$140,786,406
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	2.20%[3]	2.22%	2.30%[3]
After expense reimbursement	2.20%[3]	2.12%	2.10%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	—	2.31%[3]
After expense reimbursement	—	—	2.11%[3]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	1.64%[3]	2.04%	0.62%[3]
After expense reimbursement	1.64%[3]	2.14%	0.82%[3,8]
Portfolio turnover rate[5]	2,215%	3,065%	2,215%

1 Commencement of operations.

2 Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.

See notes to the financial statements.

8  DIREXION SEMI-ANNUAL REPORT

PSI Funds
Expense Example (Unaudited)
February 28, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 — February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT  9

	PSI Calendar Effects Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,011.90	$8.73
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PSI Core Strength Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 8, 2007
	January 8, 2007	February 28, 2007	February 28, 2007

Actual	$1,000.00	$1,012.50	$9.98	*
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99	**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period January 8, 2007 - February 28, 2007, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PSI Macro Trends Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 8, 2007
	January 8, 2007	February 28, 2007	February 28, 2007

Actual	$1,000.00	$969.00	$2.81	*
Hypothetical (5% return before expenses)	1,000.00	1,004.27	2.86	**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period January 8, 2007 - February 28, 2007, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PSI Total Return Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 8, 2007
	January 8, 2007	February 28, 2007	February 28, 2007

Actual	$1,000.00	$1,012.50	$9.98	*
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99	**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period January 8, 2007 - February 28, 2007, the Fund’s commencement of operations date to the end of the period to reflect the Fund’s actual expenses.

**	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10  DIREXION SEMI-ANNUAL REPORT

PSI Calendar Effects Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

PSI Core Strength Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

DIREXION SEMI-ANNUAL REPORT  11

PSI Macro Trends Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

PSI Total Return Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

12  DIREXION SEMI-ANNUAL REPORT

PSI Calendar Effects Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 92.7%
35,000	iShares Morningstar Mid Value Index Fund	$3,100,300
125,000	iShares Russell 1000 Value Index Fund	10,293,750
75,000	iShares Russell Midcap Value Index Fund	11,403,750
130,000	iShares S&P 500 Value Index Fund	9,993,100
100,000	iShares S&P MidCap Value Index Fund	8,280,000
115,000	Midcap SPDR Trust Series 1	17,584,650
50,000	Rydex S&P Equal Weight ETF	2,413,000

	TOTAL INVESTMENT COMPANIES (Cost $65,037,360)	$63,068,550

Principal
Amount		Value

SHORT TERM INVESTMENTS - 7.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
$4,400,000	Federal Home Loan Discount Note, 5.223%, 03/01/2007	$4,400,000

Shares

MONEY MARKET FUND - 0.5%
323,363	Fidelity Institutional Money Market Portfolio	323,363

	TOTAL SHORT TERM INVESTMENTS (Cost $4,723,363)	$4,723,363

	Total Investments (Cost $69,760,723) - 99.7%	$67,791,913
	Other Assets in Excess of Liabilities - 0.3%	211,122

	TOTAL NET ASSETS - 100.0%	$68,003,035

Percentages are stated as a percent of net assets.

PSI Calendar Effects Fund
Schedule of Futures Contracts Purchased
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

60	S&P Mid Cap 400 Mini Futures Contract Expiring March 2007 (Underlying Face Amount at Market Value $5,027,400)	$(190,470)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  13

PSI Core Strength Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 93.6%
8,706	iShares Dow Jones U.S. Real Estate Index Fund	$768,130
8,630	iShares Dow Jones U.S. Utilities Sector Index Fund	808,545
4,526	iShares MSCI Emerging Markets Index Fund	500,756
62,347	iShares S&P Midcap 400 Growth Index Fund	5,179,789
94,175	iShares S&P Midcap 400 Value Index Fund	7,797,690
34,025	Midcap SPDR Trust Series 1	5,202,763
107,798	Rydex S&P Equal Weight ETF	5,202,331

	TOTAL INVESTMENT COMPANIES (Cost $25,695,645)	$25,460,004

SHORT TERM INVESTMENTS - 0.6%
MONEY MARKET FUND - 0.6%
164,353	Fidelity Institutional Money Market Portfolio	$164,353

	TOTAL SHORT TERM INVESTMENTS (Cost $164,353)	$164,353

	Total Investments (Cost $25,859,998) - 94.2%	$25,624,357
	Other Assets in Excess of Liabilities - 5.8%	1,569,002

	TOTAL NET ASSETS - 100.0%	$27,193,359

Percentages are stated as a percent of net assets.

PSI Core Strength Fund
Schedule of Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI EAFE Index	6,900	$527,781	01/11/2008	$(16,955)

See notes to the financial statements.

14  DIREXION SEMI-ANNUAL REPORT

PSI Macro Trends Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 51.4%
47,000	Energy Select Sector SPDR	$2,674,300
16,500	iShares Goldman Sachs Technology Index Fund	844,635
23,800	iShares MSCI Emerging Markets Index Fund	2,633,232
107,800	Materials Select Sector SPDR	4,037,110
19,400	SPDR Trust Series 1	2,733,654
29,600	Telecomunicacoes Brasileiras S.A. - ADR	817,848

	TOTAL INVESTMENT COMPANIES (Cost $14,146,050)	$13,740,779

Principal
Amount		Value

SHORT TERM INVESTMENTS - 18.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
$4,500,000	Federal Home Loan Discount Note, 5.223%, 03/01/2007	$4,500,000

Shares

MONEY MARKET FUND - 1.7%
462,577	Fidelity Institutional Money Market Portfolio	462,577

	TOTAL SHORT TERM INVESTMENTS (Cost $4,962,577)	$4,962,577

	Total Investments (Cost $19,108,627) - 69.9%	$18,703,356
	Other Assets in Excess of Liabilities - 30.1%	8,038,180

	TOTAL NET ASSETS - 100.0%	$26,741,536

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

PSI Macro Trends Fund
Schedule of Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI EAFE Index	55,800	$4,268,142	02/19/2008	$(137,113)
Goldman Sachs & Co.	iShares MSCI Japan Index	277,200	4,145,284	02/19/2008	(60,062)

			$8,413,426		$(197,175)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  15

PSI Total Return Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 67.6%
59,600	iShares Lehman Aggregate Bond Fund	$6,010,660
21,700	iShares Russell 2000 Value Index Fund	1,739,255

	TOTAL INVESTMENT COMPANIES (Cost $7,736,036)	$7,749,915

Principal
Amount		Value

SHORT TERM INVESTMENTS - 28.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.3%
$2,900,000	Federal Home Loan Discount Note, 5.223%, 03/01/2007	$2,900,000

Shares

MONEY MARKET FUND - 2.9%
338,135	Fidelity Institutional Money Market Portfolio	338,135

	TOTAL SHORT TERM INVESTMENTS (Cost $3,238,135)	$3,238,135

	Total Investments (Cost $10,974,171) - 95.8%	$10,988,050
	Other Assets in Excess of Liabilities - 4.2%	474,621

	TOTAL NET ASSETS - 100.0%	$11,462,671

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Schedule of Futures Contracts Purchased
February 28, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

5	U.S. 10-Year Treasury Notes Expiring June 2007 (Underlying Face Amount at Market Value $542,656)	$(1,663)

PSI Total Return Fund
Schedule of Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares Lehman Aggregate Bond	59,600	$5,975,496	01/22/2008	$27,834

See notes to the financial statements.

16  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	PSI Calendar	PSI Core	PSI Macro	PSI Total
	Effects Fund	Strength Fund	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$67,791,913	$25,624,357	$18,703,356	$10,988,050
Cash	—	—	16,114	—
Receivable for Fund shares sold	205,737	1,620,546	50,886	3,231
Receivable for investments sold	—	—	13,284,513	—
Variation margin receivable	16,800	—	—	—
Unrealized appreciation for swaps	—	—	—	27,834
Deposit at broker for futures	162,000	—	—	3,250
Deposit at broker for swaps	—	—	1,650,000	570,000
Dividends and interest receivable	1,648	1,207	10,761	3,835
Other assets	41,842	16,619	93,054	16,536

Total Assets	68,219,940	27,262,729	33,808,684	11,612,736

Liabilities:
Payable for Fund shares redeemed	52,881	—	43,911	122,383
Payable for investments purchased	—	—	6,773,288	—
Variation margin payable	—	—	—	1,556
Accrued investment advisory fees	63,450	21,082	23,067	3,511
Unrealized depreciation for swaps	—	16,955	197,175	—
Accrued distribution expenses	44,711	8,590	7,626	3,819
Accrued expenses and other liabilities	55,863	22,743	22,081	18,796

Total Liabilities	216,905	69,370	7,067,148	150,065

Net Assets	$68,003,035	$27,193,359	$26,741,536	$11,462,671

Net Assets Consist Of:
Capital stock	$67,578,492	$26,882,239	$27,665,763	$11,320,709
Accumulated undistributed net investment income (loss)	112,572	(47,135)	15,113	32,978
Accumulated undistributed net realized gain (loss)	2,471,251	610,851	(336,894)	68,934
Net unrealized appreciation (depreciation)	(2,159,280)	(252,596)	(602,446)	40,050

Total Net Assets	$68,003,035	$27,193,359	$26,741,536	$11,462,671

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$68,003,035	$27,193,359	$26,741,536	$11,462,671
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,394,319	1,342,724	1,379,707	565,995
Net asset value, redemption price and offering price per share	$20.03	$20.25	$19.38	$20.25

Cost of Investments	$69,760,723	$25,859,998	$19,108,627	$10,974,171

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  17

Statements of Operations (Unaudited)
Period Ended February 28, 2007

	PSI Calendar	PSI Core	PSI Macro	PSI Total
	Effects Fund	Strength Fund	Trends Fund	Return Fund
	Six Months Ended	January 8, 2007[1]	January 8, 2007[1]	January 8, 2007[1]
	February 28, 2007	to February 28, 2007	to February 28, 2007	to February 28, 2007

Investment income:
Dividend income (net of foreign withholding taxes of $0, $0, $4,019, and $0, respectively)	$—	$4,013	$22,246	$22,028
Interest income	1,184,580	17,573	53,871	41,502

Total investment income	1,184,580	21,586	76,117	63,530

Expenses:
Investment advisory fees	397,966	39,514	35,078	17,567
Distribution expenses	82,649	8,590	7,625	3,819
Administration fees	15,019	1,800	1,794	1,397
Shareholder servicing fees	20,436	7,594	6,976	4,540
Fund accounting fees	15,314	4,088	4,049	3,897
Custody fees	8,105	1,107	1,029	725
Federal and state registration	8,148	3,074	3,074	3,074
Professional fees	15,339	5,510	5,510	5,510
Reports to shareholders	7,912	1,925	1,925	1,925
Directors’ fees and expenses	2,478	140	140	140
Other	6,707	978	978	978

Total expenses before reimbursement	580,073	74,320	68,178	43,572
Less: Waiver of expenses and reimbursement from Adviser	—	(5,599)	(7,174)	(13,020)

Total expenses	580,073	68,721	61,004	30,552

Net investment income (loss)	604,507	(47,135)	15,113	32,978

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	2,254,185	580,485	(379,812)	60,010
Futures	217,495	—	—	(10,863)
Swaps	—	30,366	42,918	19,787

	2,471,680	610,851	(336,894)	68,934

Change in unrealized appreciation (depreciation) on:
Investments	(1,968,810)	(235,641)	(405,271)	13,879
Futures	(190,470)	—	—	(1,663)
Swaps	—	(16,955)	(197,175)	27,834

	(2,159,280)	(252,596)	(602,446)	40,050

Net realized and unrealized gain (loss) on investments	312,400	358,255	(939,340)	108,984

Net increase (decrease) in net assets resulting from operations	$916,907	$311,120	$(924,227)	$141,962

[1]	Commencement of operations.

See notes to the financial statements.

18  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	PSI Calendar		PSI Core Fund	PSI Macro	PSI Total
	Effects Fund		Strength Fund	Trends Fund	Return Fund
	Six Months Ended		January 8, 2007[1]	January 8, 2007[1]	January 8, 2007[1]
	February 28, 2007	Year Ended	to February 28, 2007	to February 28, 2007	to February 28, 2007
	(Unaudited)	August 31, 2006	(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment income (loss)	$604,507	$882,513	$(47,135)	$15,113	$32,978
Net realized gain (loss) on investments	2,471,680	4,784,880	610,851	(336,894)	68,934
Change in unrealized appreciation (depreciation) on investments	(2,159,280)	1,887	(252,596)	(602,446)	40,050

Net increase (decrease) in net assets resulting from operations	916,907	5,669,280	311,120	(924,227)	141,962

Distributions to shareholders - Investor Class:
Net investment income	(1,114,611)	(397,770)	—	—	—
Net realized gains	(4,785,309)	(1,841,528)	—	—	—

Total distributions	(5,899,920)	(2,239,298)	—	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	66,380,332	28,109,832	29,350,714	29,915,766	12,450,489
Proceeds from shares issued to holders in reinvestment of distributions	5,896,680	2,239,298	—	—	—
Cost of shares redeemed	(60,363,083)	(39,525,669)	(2,468,475)	(2,250,003)	(1,129,780)

Net increase (decrease) in net assets resulting from capital share transactions	11,913,929	(9,176,539)	26,882,239	27,665,763	11,320,709

Total increase (decrease) in net assets	6,930,916	(5,746,557)	27,193,359	26,741,536	11,462,671

Net assets:
Beginning of period	61,072,119	66,818,676	—	—	—

End of period	$68,003,035	$61,072,119	$27,193,359	$26,741,536	$11,462,671

Undistributed net investment income (loss), end of period	$112,572	$622,676	$(47,135)	$15,113	$32,978

[1]	Commencement of operations.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  19

Financial Highlights

	PSI Calendar Effects Fund
	Investor Class
	Six Months Ended	Year Ended	April 6, 2005[1]
	February 28, 2007	August 31,	to August 31,
	(Unaudited)	2006	2005

Per share data:
Net asset value, beginning of period	$21.86	$20.61	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.20	0.31	0.05
Net realized and unrealized gain (loss) on investments[6]	0.07	1.70	0.56

Total from investment operations	0.27	2.01	0.61

Less distributions:
Dividends from net investment income	(0.40)	(0.13)	—
Distributions from realized gains	(1.70)	(0.63)	—

Total distributions	(2.10)	(0.76)	—

Net asset value, end of period	$20.03	$21.86	$20.61

Total return[7]	1.19%[2]	9.98%	3.05%[2]
Supplemental data and ratios:
Net assets, end of period	$68,003,035	$61,072,119	$66,818,676
Ratio of expenses to average net assets	1.75%[3]	1.81%	1.90%[3]
Ratio of net investment income (loss) to average net assets	1.83%[3]	1.48%	0.63%[3]
Portfolio turnover rate[5]	858%	1,586%	500%

1 Commencement of operations.

2 Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Funds aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

20  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

PSI Core Strength Fund
Investor Class
January 8, 2007[1] to
February 28, 2007
(Unaudited)

Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.04)
Net realized and unrealized gain (loss) on investments[6]	0.29

Total from investment operations	0.25

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net asset value, end of period	$20.25

Total return[7]	1.25%[2]
Supplemental data and ratios:
Net assets, end of period	$27,193,359
Ratio of expenses to average net assets
Before expense waiver	2.16%[3]
After expense waiver	2.00%[3]
Ratio of net investment income (loss) to average net assets
Before expense waiver	(1.53%)[3]
After expense waiver	(1.37%)[3]
Portfolio turnover rate[5]	206%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Funds aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  21

Financial Highlights

PSI Macro Trends Fund
Investor Class
January 8, 2007[1] to
February 28, 2007
(Unaudited)

Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.01
Net realized and unrealized gain (loss) on investments[6]	(0.63)

Total from investment operations	(0.62)

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net asset value, end of period	$19.38

Total return[7]	(3.10%)[2]
Supplemental data and ratios:
Net assets, end of period	$26,741,536
Ratio of expenses to average net assets
Before expense waiver	2.24%[3]
After expense waiver	2.00%[3]
Ratio of net investment income (loss) to average net assets
Before expense waiver	0.26%[3]
After expense waiver	0.50%[3]
Portfolio turnover rate[5]	460%

1 Commencement of operations.

2 Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

22  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

PSI Total Return Fund
Investor Class
January 8, 2007[1] to
February 28, 2007
(Unaudited)

Per share data:
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.06
Net realized and unrealized gain (loss) on investments[6]	0.19

Total from investment operations	0.25

Less distributions:
Dividends from net investment income	—
Distributions from realized gains	—

Total distributions	—

Net asset value, end of period	$20.25

Total return[7]	1.25%[2]
Supplemental data and ratios:
Net assets, end of period	$11,462,671
Ratio of expenses to average net assets Before expense waiver	2.85%[3]
After expense waiver	2.00%[3]
Ratio of net investment income (loss) to average net assets Before expense waiver	1.31%[3]
After expense waiver	2.16%[3]
Portfolio turnover rate[5]	70%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Funds aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  23

Spectrum Funds
Expense Example (Unaudited)
February 28, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Spectrum Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 - February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24  DIREXION SEMI-ANNUAL REPORT

	Spectrum High Yield Plus Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,070.00	$12.73
Hypothetical (5% return before expenses)	1,000.00	1,012.50	12.37

*	Expenses are equal to the Fund’s annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Spectrum Global Perspective Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,055.60	$11.21
Hypothetical (5% return before expenses)	1,000.00	1,013.88	10.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Spectrum Equity Opportunity Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2006 -
	September 1, 2006	February 28, 2007	February 28, 2007*

Actual	$1,000.00	$1,035.40	$11.91
Hypothetical (5% return before expenses)	1,000.00	1,013.09	11.78

*	Expenses are equal to the Fund’s annualized expense ratio of 2.36%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

DIREXION SEMI-ANNUAL REPORT  25

Spectrum High Yield Plus Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

Spectrum Global Perspective Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

These percentages in the graphs are calculated based on net assets.

*	Cash equivalents and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

26  DIREXION SEMI-ANNUAL REPORT

Spectrum Equity Opportunity Fund
Allocation of Fund Holdings (Unaudited)
February 28, 2007

These percentages in the graphs are calculated based on net assets

*	Cash equivalents and other assets less liabilities

**	These are investment companies that primarily invest in this category of securities.

DIREXION SEMI-ANNUAL REPORT  27

Spectrum High Yield Plus Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 0.0%
Specialty Retail - 0.0%
1,074	Sally Beauty Holdings, Inc.	$9,720

	TOTAL COMMON STOCKS (Cost $14,698)	$9,720

INVESTMENT COMPANIES - 70.0%
146,458	Alpha Hedged Strategies Fund	$1,924,456
786,627	Hartford Mutual Funds, Inc.	7,992,134
221,245	JP Morgan High Yield Bond Fund	1,907,133
235,576	Northeast Investors Trust	1,861,046
78,001	Nuveen High Yield Municipal Bond Fund - Class C	1,785,446
282,794	MainStay High Yield Corporate Bond Fund	1,849,476
143,967	The Merger Fund	2,290,519
132,939	TFS Market Neutral Fund	1,794,682

	TOTAL INVESTMENT COMPANIES (Cost $21,253,491)	$21,404,892

Principal
Amount		Value

CORPORATE BONDS - 16.9%
Grantor Trust - 16.9%
$5,000,000	Dow Jones CDX High Yield Note 8.375%, 12/29/2011 (Acquired 12/14/2006, Cost $5,120,869)(a)	$5,187,500

	TOTAL CORPORATE BONDS (Cost $5,120,869)	$5,187,500

SHORT TERM INVESTMENTS - 10.4%
U.S. Government Agency Obligations - 8.5%
2,600,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	2,600,000

Shares

Money Market Funds - 1.9%
591,474	Fidelity Institutional Money Market Portfolio	$591,474

	TOTAL SHORT TERM INVESTMENTS (Cost $3,191,474)	$3,191,474

	Total Investments (Cost $29,580,532) - 97.3%	$29,793,586
	Other Assets in Excess of Liabilities - 2.7%	822,067

	TOTAL NET ASSETS - 100.0%	$30,615,653

Percentages are stated as a percent of net assets.

(a)	144A securities are those that are exempt form registration under Rule 144A of the Securities Act of 1993, as amended. These securities are generally issued to qualified institutional buyers (“QIB”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At February 28, 2007, the market value of 144A securities was $5,187,500 or 16.9% of net assets.

Spectrum High Yield Plus Fund
Schedule of Credit Default Swaps
February 28, 2007 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield 100 Index	Sell	3.45%	$2,674,547	06/20/2011	$147,950
Bear Stearns	Dow Jones CDX North American High Yield 100 Index	Sell	3.25%	2,082,500	12/20/2011	(11,532)

				$4,757,047		$136,418

See notes to the financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Spectrum Global Perspective Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 53.9%
578,800	iShares MSCI EAFE Index Fund	$42,906,444
194,700	iShares MSCI Emerging Markets Index Fund	21,541,608

	TOTAL INVESTMENT COMPANIES (Cost $58,817,355)	$64,448,052

SHORT TERM INVESTMENTS - 6.0%
Money Market Funds - 1.0%
1,162,217	Fidelity Institutional Money Market Portfolio	$1,162,217

Principal
Amount		Value

U.S. Government Agency Obligations - 5.0%
$6,000,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$6,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $7,162,217)	$7,162,217

	Total Investments (Cost $65,979,572) - 59.9%	$71,610,269
	Other Assets in Excess of Liabilities - 40.1%	48,030,064

	TOTAL NET ASSETS - 100.0%	$119,640,333

Percentages are stated as a percent of net assets.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  29

Spectrum Equity Opportunity Fund
Schedule of Investments
February 28, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 10.7%
Aerospace & Defense - 0.2%
799	Precision Castparts Corp.	$72,685

Chemicals - 1.9%
967	Air Products & Chemicals, Inc.	72,351
2,129	CF Industries Holdings, Inc.	82,307
1,709	The Dow Chemical Co.	74,854
1,244	Eastman Chemical Co.	73,545
3,601	Hercules, Inc.(a)	72,596
1,501	International Flavors & Fragrances, Inc.	70,247
1,152	Praxair, Inc.	71,067
1,896	Sigma-Aldrich Corp.	77,736
4,612	Terra Industries, Inc.(a)	80,479
3,087	WR Grace & Co.(a)	76,064

		751,246

Containers & Packaging - 0.5%
3,498	Rock-Tenn Co. - Class A	113,580
1,455	Temple-Inland, Inc.	87,009

		200,589

Diversified Telecommunication Services - 0.3%
2,239	CenturyTel, Inc.	100,195

Electric Utilities - 0.8%
1,055	Entergy Corp.	104,129
1,787	FPL Group, Inc.	105,558
3,501	Northeast Utilities	101,739

		311,426

Gas Utilities - 0.2%
2,584	Southwest Gas Corp.	95,918

Insurance - 0.8%
2,800	American Financial Group, Inc.	98,000
1,480	Lincoln National Corp.	100,862
2,341	Loews Corp.	101,693

		300,555

Machinery - 0.2%
847	Harsco Corp.	72,673

Media - 0.5%
3,397	Comcast Corp.(a)	87,371
4,360	Time Warner, Inc.	88,726

		176,097

Metals & Mining - 2.5%
1,548	Arcelor Mittal - ADR	$78,731
1,490	Chaparral Steel Co.	74,247
1,354	Cleveland-Cliffs, Inc.	76,366
2,171	Companhia Vale do Rio Doce - ADR	74,075
1	Goldcorp, Inc.(b)	26
1,950	Metal Management, Inc.	78,078
1,151	Nucor Corp.	70,061
2,601	PAN American Silver Corp.(a)(b)	78,082
787	POSCO - ADR(a)	72,955
896	RTI International Metals, Inc.(a)	77,307
1,128	Southern Copper Corp.	79,411
1,881	Steel Dynamics, Inc.	70,989
1,009	Teck Cominco Ltd.(b)	71,054
842	United States Steel Corp.	74,618

		976,000

Multi-Utilities - 1.1%
6,007	CMS Energy Corp.	104,822
1,378	Constellation Energy Group, Inc.	108,407
2,344	ONEOK, Inc.	97,651
1,747	Sempra Energy	104,908

		415,788

Pharmaceuticals - 0.2%
4,708	Bradley Pharmaceuticals, Inc.(a)	91,241

Real Estate Investment Trusts- 0.5%
1,622	Entertainment Properties Trust	106,241
3,844	Senior Housing Properties Trust	92,025

		198,266

Specialty Retail - 0.7%
3,940	Jo-Ann Stores, Inc.(a)	88,768
1,974	OfficeMax, Inc.	102,450
1,056	The Sherwin-Williams Co.	70,277

		261,495

Wireless Telecommunication Services - 0.3%
1,765	Telephone & Data Systems, Inc.	98,293

	TOTAL COMMON STOCKS (Cost $4,021,507)	$4,122,467

See notes to the financial statements.

30  DIREXION SEMI-ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments (continued)
February 28, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 47.3%
55,800	iShares Russell 2000 Index Fund	$4,387,554
12,800	Midcap SPDR Trust Series 1	1,957,248
83,200	NASDAQ-100 Index Tracking Stock	3,605,056
171,700	Rydex S&P Equal Weight ETF	8,286,242

	TOTAL INVESTMENT COMPANIES (Cost $17,383,539)	$18,236,100

SHORT TERM INVESTMENTS - 5.4%
Money Market Funds - 0.8%
297,472	Fidelity Institutional Money Market Portfolio	$297,472

Principal
Amount		Value

U.S. Government Agency Obligations - 4.6%
$1,800,000	Federal Home Loan Bank Discount Note, 5.223%, 03/01/2007	$1,800,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,097,472)	$2,097,472

	Total Investments (Cost $23,502,518) - 63.4%	$24,456,039
	Other Assets in Excess of Liabilities - 36.6%	14,098,881

	TOTAL NET ASSETS - 100.0%	$38,554,920

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-income producing security.

(b) Foreign security.

Spectrum Equity Opportunity Fund
Schedule Equity Swap Contracts
February 28, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	Midcap SPDR Trust Series 1	27,400	$4,316,596	01/23/2008	$(131,663)

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  31

Statements of Assets and Liabilities (Unaudited)
February 28, 2007

	Spectrum High	Spectrum Global	Spectrum Equity
	Yield Plus Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$29,793,586	$71,610,269	$24,456,039
Receivable for Fund shares sold	404	50,005	50,005
Receivable for investments sold	—	47,284,532	13,356,117
Unrealized appreciation on swaps (includes up-front fees of $82,500 for
the Spectrum High Yield Plus Fund)	218,918	—	—
Due from broker for swaps	255,776	—	—
Deposit at broker for swaps	620,000	1,960,000	900,000
Dividends and interest receivable	125,591	15,236	9,446
Other assets	12,693	27,258	13,021

Total Assets	31,026,968	120,947,300	38,784,628

Liabilities:
Payable for investments purchased	10,321	—	—
Payable for Fund shares redeemed	4,200	1,100	—
Payable to Custodian	323,456	1,061,892	—
Accrued advisory fees	23,654	101,354	28,746
Net unrealized depreciation on swaps	—	—	131,663
Accrued distribution expenses	19,777	87,210	31,143
Accrued expenses and other liabilities	29,907	55,411	38,156

Total Liabilities	411,315	1,306,967	229,708

Net Assets	$30,615,653	$119,640,333	$38,554,920

Net Assets Consist Of:
Capital stock	$30,701,049	$115,288,852	$38,458,017
Accumulated undistributed net investment income (loss)	(429,639)	(59,013)	(112,237)
Accumulated undistributed net realized gain (loss)	(5,229)	(1,220,203)	(612,718)
Net unrealized appreciation (depreciation)	349,472	5,630,697	821,858

Total Net Assets	$30,615,653	$119,640,333	$38,554,920

Calculation of Net Asset Value Per Share — Service Class:
Net assets	$30,615,653	$119,640,333	$38,554,920
Shares outstanding	1,521,066	5,101,302	1,873,790
(unlimited shares of beneficial interest authorized, no par value)
Net asset value, redemption price and offering price per share	$20.13	$23.45	$20.58

Cost of Investments	$29,580,532	$65,979,572	$23,502,518

See notes to the financial statements.

32  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
Six Months Ended February 28, 2007

	Spectrum High	Spectrum Global	Spectrum Equity
	Yield Plus Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0, $0, and $113, respectively)	$356,621	$1,167,504	$218,716
Interest income	473,348	483,930	171,536

Total investment income	829,969	1,651,434	390,252

Expenses:
Investment advisory fees	131,706	596,346	218,081
Distribution expenses	131,706	596,346	218,081
Administration fees	6,412	25,703	10,374
Shareholder servicing fees	8,116	15,801	11,736
Fund accounting fees	13,369	18,739	14,451
Custody fees	4,160	15,830	6,324
Federal and state registration	6,102	5,055	4,792
Professional fees	14,017	21,015	17,679
Reports to shareholders	4,687	6,873	5,594
Directors’ fees and expenses	1,420	4,697	2,517
Other	4,300	6,368	5,804

Total expenses	325,995	1,312,773	515,433

Net investment income (loss)	503,974	338,661	(125,181)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	462,529	5,225,363	1,802,878
Futures	31,482	150,260	37,799
Forward Contracts	—	(154,019)	—
Swaps	787,070	(880,133)	(9,490)

	1,281,081	4,341,471	1,831,187

Change in unrealized appreciation (depreciation) on:
Investments	105,229	1,828,814	93,321
Futures	(36,096)	—	—
Swaps	(62,854)	38,333	(118,711)

	6,279	1,867,147	(25,390)

Net realized and unrealized gain (loss) on investments	1,287,360	6,208,618	1,805,797

Net increase (decrease) in net assets resulting from operations	$1,791,334	$6,547,279	$1,680,616

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  33

Statements of Changes in Net Assets

	Spectrum High		Spectrum Global		Spectrum Equity
	Yield Plus Fund		Perspective Fund		Opportunity Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	February 28, 2007	Year Ended	February 28, 2007	Year Ended	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006	(Unaudited)	August 31, 2006

Operations:
Net investment income (loss)	$503,974	$581,857	$338,661	$252,126	$(125,181)	$76,531
Net realized gain (loss) on investments	1,281,081	605,274	4,341,471	16,641,357	1,831,187	1,912,547
Change in unrealized appreciation (depreciation) on investments	6,279	(285,641)	1,867,147	114,981	(25,390)	(332,407)

Net increase (decrease) in net assets resulting from operations	1,791,334	901,490	6,547,279	17,008,464	1,680,616	1,656,671

Distributions to shareholders - Service Class:
Net investment income	(953,223)	(1,473,044)	(1,441,719)	—	(572,056)	—
Net realized gains	—	—	(15,783,630)	(7,374,075)	(2,410,447)	(2,756,122)

Total distributions	(953,223)	(1,473,044)	(17,225,349)	(7,374,075)	(2,982,503)	(2,756,122)

Capital share transactions - Service Class:
Proceeds from shares sold	8,784,235	6,776,893	15,928,263	41,915,473	3,933,034	16,813,129
Proceeds from shares issued to holders in reinvestment of distributions	951,507	1,467,628	17,116,654	7,363,474	2,967,967	2,682,363
Cost of shares redeemed	(2,682,826)	(18,362,708)	(18,146,612)	(14,578,175)	(15,919,091)	(15,209,940)

Net increase (decrease) in net assets resulting from capital share transactions	7,052,916	(10,118,187)	14,898,305	34,700,772	(9,018,090)	4,285,552

Total increase (decrease) in net assets	7,891,027	(10,689,741)	4,220,235	44,335,161	(10,319,977)	3,186,101

Net assets:
Beginning of period	22,724,626	33,414,367	115,420,098	71,084,937	48,874,897	45,688,796

End of period	$30,615,653	$22,724,626	$119,640,333	$115,420,098	$38,554,920	$48,874,897

Undistributed net investment income (loss), end of period	$(429,639)	$19,610	$(59,013)	$1,044,045	$(112,237)	$585,000

See notes to the financial statements.

34  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Spectrum High Yield Plus Fund
	Service Class
	Six Months Ended	Year Ended	September 1, 2004[1]
	February 28, 2007	August 31,	to August 31,
	(Unaudited)	2006	2005

Per share data:
Net asset value, beginning of period	$19.54	$19.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.38	0.50	0.48
Net realized and unrealized gain (loss) on investments[6]	0.96	0.34	(0.26)

Total from investment operations	1.34	0.84	0.22

Less distributions:
Dividends from net investment income	(0.75)	(1.26)	(0.26)
Distributions from realized gains	—	—	—

Total distributions	(0.75)	(1.26)	(0.26)

Net asset value, end of period	$20.13	$19.54	$19.96

Total return[7]	7.00%[2]	4.53%	1.09%[2]
Supplemental data and ratios:
Net assets, end of period	$30,615,653	$22,724,626	$33,414,367
Ratio of net expenses to average net assets	2.48%[3]	2.54%	2.38%[3]
Ratio of net investment income (loss) to average net assets	3.84%[3]	2.57%	2.44%[3]
Portfolio turnover rate[5]	107%	898%	759%

1Commencement of operations.

2Not annualized.

3Annualized.

4Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

5Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Funds aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

6The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

7All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  35

Financial Highlights

	Spectrum Global Perspective Fund
	Service Class
	Six Months Ended	Year Ended	September 27, 2004[1]
	February 28, 2007	August 31,	to August 31,
	(Unaudited)	2006	2005

Per share data:
Net asset value, beginning of period	$25.93	$23.46	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.07	0.06	(0.03)[8]
Net realized and unrealized gain (loss) on investments[6]	1.48	4.49	3.80

Total from investment operations	1.55	4.55	3.77

Less distributions:
Dividends from net investment income	(0.34)	—	(0.26)
Distributions from realized gains	(3.69)	(2.08)	(0.05)

Total distributions	(4.03)	(2.08)	(0.31)

Net asset value, end of period	$23.45	$25.93	$23.46

Total return[7]	5.56%[2]	20.43%	18.88%[2]
Supplemental data and ratios:
Net assets, end of period	$119,640,333	$115,420,098	$71,084,937
Ratio of net expenses to average net assets excluding short dividends	2.20%[3]	2.23%	2.38%[3]
Ratio of net expenses to average net assets including short dividends:	—	—	2.39%[3]
Ratio of net investment income (loss) to average net assets including short dividends	0.57%[3]	0.25%	(0.16%)[3,9]
Portfolio turnover rate[5]	491%	1,693%	1,152%

1Commencement of operations.

2Not annualized.

3Annualized.

4Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

5Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Funds aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

6The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

7All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

8Net Investment Income (loss) before dividends on short positions for the period ended August 31, 2005 was ($0.04).

9Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).

See notes to the financial statements.

36  DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Spectrum Equity Opportunity Fund
	Service Class
	Six Months Ended	Year Ended	October 11, 2004[1]
	February 28, 2007	August 31,	to August 31,
	(Unaudited)	2006	2005

Per share data:
Net asset value, beginning of period	$21.43	$21.85	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.06)	0.03	(0.16)
Net realized and unrealized gain (loss) on investments[6]	0.85	0.77	2.01

Total from investment operations	0.79	0.80	1.85

Less distributions:
Dividends from net investment income	(0.31)	—	—
Distributions from realized gains	(1.33)	(1.22)	—

Total distributions	(1.64)	(1.22)	—

Net asset value, end of period	$20.58	$21.43	$21.85

Total return[7]	3.54%[2]	3.85%	9.25%[2]
Supplemental data and ratios:
Net assets, end of period	$38,554,920	$48,874,897	$45,688,796
Ratio of net expenses to average net assets	2.36%[3]	2.31%	2.50%[3]
Ratio of net investment income (loss) to average net assets	(0.56%)[3]	0.15%	(0.88%)[3]
Portfolio turnover rate[5]	513%	2,310%	1,334%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Funds aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

DIREXION SEMI-ANNUAL REPORT  37

Direxion Funds
Notes to the Financial Statements
February 28, 2007 (Unaudited)

1. ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series in operation of which eight are included in this report, HCM Freedom Fund, PSI Calendar Effects Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum High Yield Plus Fund (effective June 11, 2007, Spectrum High Yield Plus Fund’s name will change to Spectrum Select Alternative Fund), Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The HCM Freedom Fund commenced operations on December 7, 2004, the PSI Calendar Effects Fund commenced operations on April 6, 2005, The PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund commenced operations on January 8, 2007, the Spectrum High Yield Plus Fund commenced operations on September 1, 2004, the Spectrum Global Perspective Fund commenced operations on September 27, 2004, and the Spectrum Equity Opportunity Fund commenced operations on October 11, 2004.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The objective of the PSI Calendar Effects Fund is to seek returns that equal or exceed the broad market as measured by the Standard & Poor’s 500® Index (“S&P® 500 Index”) over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500® Fund over a full market cycle. The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The PSI Total Return Fund seeks income plus capital appreciation. The objective of the Spectrum High Yield Plus Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments (effective June 11, 2007, the objective will be to seek a moderate total return (income plus capital appreciation) on an annual basis by investing in a combination of fixed-income and equity securities or derivatives of such securities). The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation  — Equity securities, over-the-counter (“OTC”) securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

38  DIREXION SEMI-ANNUAL REPORT

b) Repurchase Agreements  — Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts  — Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum High Yield Plus Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point it is recognized as a component of realized gain or loss. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At February 28, 2007, the Spectrum High Yield Plus Fund has Credit Default Swap Sale Contracts outstanding with Maximum Payout Amounts aggregating $4,757,047 with 2 counterparties, with net unrealized appreciation of $136,418 and terms of 4 years, as reflected in the Schedule of Credit Default Swaps, which is part of the Schedule of Investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk

DIREXION SEMI-ANNUAL REPORT  39

of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Short Positions  — Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Stock Index Futures Contracts and Options on Futures Contracts  — Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions  — The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities  — The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Forward Currency Contracts  — The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

i) Foreign Currency Translations  — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of

40  DIREXION SEMI-ANNUAL REPORT

investment securities and payables and receivables arising from trade-date and settlement-date differences.

j) Security Transactions  — Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes  — Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

l) Income and Expenses  — Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

m) Distributions to Shareholders  — Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principals. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the periods ended February 28, 2007 and August 31, 2006 were as follows:

	HCM		PSI Calendar		PSI Core	PSI Macro	PSI Total
	Freedom Fund		Effects Fund		Strength Fund	Trends Fund	Return Fund
	Service Class		Investor Class		Investor Class	Investor Class	Investor Class
	Six Months		Six Months		January 8,	January 8,	January 8,
	Ended	Year	Ended	Year	2007[1] to	2007[1] to	2007[1] to
	February 28,	Ended	February 28,	Ended	February 28,	February 28,	February 28,
	2007	August 31,	2007	August 31,	2007	2007	2007
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	(Unaudited)	(Unaudited)

Distributions paid from:
Ordinary Income	$2,590,426	$804,864	$5,651,884	$2,239,298	$—	$—	$—
Long-term capital gain	—	—	248,036	—	—	—	—

Total distributions paid	$2,590,426	$804,864	$5,899,920	$2,239,298	$—	$—	$—

[1]	Commencement of operations.

			Spectrum		Spectrum
	Spectrum		Global Perspective Fund		Equity Opportunity Fund
	High Yield Plus Fund Service Class		Service Class		Service Class
	Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year
	February 28,	Ended	February 28,	Ended	February 28,	Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

Distributions paid from:
Ordinary Income	$953,223	$1,473,044	$17,128,693	$7,374,075	$2,953,400	$2,756,122
Long-term capital gain	—	—	96,656	—	29,103	—

Total distributions paid	$953,223	$1,473,044	$17,225,349	$7,374,075	$2,982,503	$2,756,122

DIREXION SEMI-ANNUAL REPORT  41

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	HCM	PSI	Spectrum	Spectrum	Spectrum
	Freedom	Calendar Effects	High Yield Plus	Global Perspective	Equity Opportunity
	Fund	Fund	Fund	Fund	Fund

Cost basis of investments for federal income tax purposes	$54,011,311	$61,040,461	$21,145,630	$129,125,982	$59,615,902

Unrealized appreciation	—	—	386,223	3,801,884	932,261
Unrealized depreciation	—	—	(71,122)	(4,316,787)	(2,054,343)

Net unrealized appreciation/(depreciation)	—	—	315,101	(514,903)	(1,122,082)

Undistributed ordinary income/(loss)	1,599,061	5,159,608	218,882	16,453,420	2,953,355
Undistributed long-term gain/(loss)	—	247,948	—	96,802	29,176

Distributable earnings	1,599,061	5,407,556	218,882	16,550,222	2,982,531

Other accumulated gain/(loss)	(14,188,342)	—	(1,457,490)	(1,005,768)	(461,659)

Total accumulated gain/(loss)	$(12,589,281)	$5,407,556	$(923,507)	$15,029,551	$1,398,790

n) Use of Estimates  — The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the periods ended February 28, 2007 and August 31, 2006 were as follows:

	HCM		PSI Calendar		PSI Core	PSI Macro	PSI Total
	Freedom Fund		Effects Fund		Strength Fund	Trends Fund	Return Fund
	Service Class		Investor Class		Investor Class	Investor Class	Investor Class
	Six Months		Six Months		January 8,	January 8,	January 8,
	Ended	Year	Ended	Year	2007[1] to	2007[1] to	2007[1] to
	February 28,	Ended	February 28,	Ended	February 28,	February 28,	February 28,
	2007	August 31,	2007	August 31,	2007	2007	2007
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	(Unaudited)	(Unaudited)

Shares Sold	79,448	348,887	3,168,515	1,328,506	1,462,343	1,491,936	622,044
Shares issued in reinvestment of distributions	149,735	43,133	293,513	108,651	—	—	—
Shares redeemed	(892,748)	(4,870,546)	(2,861,000)	(1,886,215)	(119,619)	(112,229)	(56,049)

Net increase (decrease) from capital share transactions	(663,565)	(4,478,526)	601,028	(449,058)	1,342,724	1,379,707	565,995

[1]	Commencement of operations.

	Spectrum		Spectrum		Spectrum
	High Yield Plus Fund		Global Perspective Fund		Equity Opportunity Fund
	Service Class		Service Class		Service Class
	Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year
	February 28,	Ended	February 28,	Ended	February 28,	Ended
	2007	August 31,	2007	August 31,	2007	August 31,
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

Shares Sold	443,826	347,756	632,413	1,683,755	182,812	754,008
Shares issued in reinvestment of distributions	48,352	75,994	704,679	313,606	141,399	126,110
Shares redeemed	(133,935)	(934,948)	(686,299)	(576,811)	(730,975)	(690,874)

Net increase (decrease) from capital share transactions	358,243	(511,198)	650,793	1,420,550	(406,764)	189,244

42  DIREXION SEMI-ANNUAL REPORT

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2007, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

	Purchases	Sales

HCM Freedom Fund	$266,982,535	$264,649,556
PSI Calendar Effects Fund	$464,941,219	$402,158,045
PSI Core Strength Fund	$77,614,903	$52,499,742
PSI Macro Trends Fund	$100,282,738	$85,756,876
PSI Total Return Fund	$12,932,955	$5,256,929
Spectrum High Yield Plus Fund	$36,715,273	$17,961,689
Spectrum Global Perspective Fund	$532,959,681	$588,577,295
Spectrum Equity Opportunity Fund	$191,594,673	$219,379,273

There were no purchases or sales of long-term U.S. government securities during the period ended February 28, 2007 for any of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year. The HCM Freedom Fund, the Spectrum High Yield Plus Fund and the Spectrum Global Perspective Fund deferred on a tax-basis post-October losses of $5,346,125, $45,460 and $435,394, respectively.

At August 31, 2006, HCM Freedom Fund had capital loss carryovers of $8,842,217 expiring in 2014. The Spectrum High Yield Plus Fund had capital loss carryovers of $314,005 expiring in 2013 and $862,653 expiring in 2014.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum High Yield Plus Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these sub-advisory services. For the period ended February 28, 2007, the Adviser voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 28, 2007, the Adviser paid or recouped the following expenses:

							Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Spectrum	Global	Equity
	Freedom	Calendar	Strength	Trends	Return	High Yield	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Plus Fund	Fund	Fund

Annual Adviser rate	1.00%	1.15%	1.15%	1.15%	1.15%	1.00%	1.00%	1.00%
Annual cap on expenses	2.45%	2.00%	2.00%	2.00%	2.00%	2.75%	2.75%	2.75%
Expenses paid in excess of annual cap on expenses — 2007	$—	$—	$5,599	$7,174	$13,020	$—	$—	$—
Adviser expense recoupment — 2007	$—	$—	$—	$—	$—	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT  43

Recovering expenses subject to potential recovery expiring in:

							Spectrum	Spectrum
	HCM	PSI	PSI Core	PSI Macro	PSI Total	Spectrum	Global	Equity
	Freedom	Calendar	Strength	Trends	Return	High Yield	Perspective	Opportunity
	Fund	Effects Fund	Fund	Fund	Fund	Plus Fund	Fund	Fund

2007	$—	$—	$—	$—	$—	$—	$—	$—
2008	$—	$—	$—	$—	$—	$—	$—	$—
2009	$—	$—	$—	$—	$—	$—	$—	$—
2010	$—	$—	$5,599	$7,174	$13,020	$—	$—	$—

Total	$—	$—	$5,599	$7,174	$13,020	$—	$—	$—

Shares of the Funds’ are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Calendar Effects Fund, the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the Service Class average daily net assets for the Spectrum High Yield Plus Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund. Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. During the six months ended February 28, 2007, the HCM Fund incurred expenses of $191,075 under Rule 12b-1 which was paid to the distributor. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor did not retain any Rule 12b-1 fees from the Funds for the period ended February 28, 2007. The distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6. NEW ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. At this time, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

44  DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 28, 2007

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

1

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	Not Applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Direxion Funds
By (Signature and Title)*                        /s/ Daniel O’Neill
                                                        Daniel O’Neill, President
Date          5/4/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*                        /s/ Daniel O’Neill
                                                        Daniel O’Neill, President
Date          5/4/07
By (Signature and Title)*                           /s/ Todd Kellerman
                                                Todd Kellerman, Chief Financial Officer
Date          5/4/07
* Print the name and title of each signing officer under his or her signature.

3